                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7047

                      (Investment Company Act File Number)

                              Marshall Funds, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202

                                 (800) 236-3863
                         (Registrant's Telephone Number)

                                Brooke J. Billick
                                    Secretary
                             1000 North Water Street
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/03

               Date of Reporting Period: Fiscal year ended 8/31/03

Item 1.     Reports to Stockholders

[Logo of MarshallFunds]

The Marshall Funds Family

Annual Report

The Advisor Class of Shares
(Class A)

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund

AUGUST 31, 2003

Commentaries
Marshall Equity Income Fund	1
Marshall Large-Cap Growth & Income Fund	2
Marshall Mid-Cap Value Fund	3
Marshall Mid-Cap Growth Fund	4
Marshall Small-Cap Growth Fund	5
Marshall International Stock Fund	6
Marshall Government Income Fund	7
Marshall Intermediate Bond Fund	8
Marshall Short-Term Income Fund	9
Marshall Money Market Fund	10
Financial Information
Portfolio of Investments	11
Marshall Equity Income Fund	11
Marshall Large-Cap Growth & Income Fund	13
Marshall Mid-Cap Value Fund	16
Marshall Mid-Cap Growth Fund	18
Marshall Small-Cap Growth Fund	20
Marshall International Stock Fund	22
Marshall Government Income Fund	24
Marshall Intermediate Bond Fund	26
Marshall Short-Term Income Fund	29
Marshall Money Market Fund	32
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	46
Notes to Financial Statements	48
Explanations of Indexes and (& Notes) in the Commentary	62
Report of Ernst & Young LLP, Independent Auditors	65
Directors & Officers	66

Annual Report -- Commentary

Marshall Equity Income Fund

[Photo of David J. Abitz]

Fund Manager: David J. Abitz, CFA

Investment Experience: 10 years

Education: M.B.A. degree, University of Wisconsin-Madison;
B.B.A. degree, University of Wisconsin-Oshkosh

Analysts: Daniel P. Brown, CFA and Kenneth E. Mayer

After three years of a challenging investing environment and generally negative returns, the market once again proved that it pays to be patient. The significant level of fiscal and monetary stimulus enacted over the past several years produced the desired effect needed for positive stock returns for the reporting period. Corporate managers built upon cash reserves by cutting costs and reducing capital spending, which has helped to initiate a modest increase in nominal growth through improved corporate profits.

Stocks within the Financials and Materials sectors provided the largest positive contribution to the Fund. Financials stocks benefited from a perception by investors that these companies would help finance any type of forthcoming recovery. Companies such as Citigroup (4.0%) and J. P. Morgan Chase (1.4%) were each up in excess of 35%. The Materials sector also advanced as the market placed bets on "early cycle" stocks leading into an economic recovery.

The Fund had solid performance for the year, but modest relative to its benchmark. This underperformance can mostly be explained by the Fund's allocation to high quality, low beta (volatility) dividend-paying stocks. As investors' appetite for risk increased, high growth, high beta stocks, that generally are not dividend payers, were in great demand.† The Fund owned few of these types of stocks and therefore, performance was negatively impacted relative to the market. The Utilities sector, which averaged approximately 4.5% of the Fund's net assets through the year, is an example of this dynamic. Investors generally shunned the defense attributes often characterized by this group in search of riskier growth stocks such as those in the Information Technology sector, which led the market in overall performance.

For explanations of indexes and other notes, please refer to page 62.

Annual Report -- Commentary

Marshall Large Cap Growth and Income Fund

[Photo of Mary Linehan]

Fund Manager: Mary Linehan

Investment Experience: 14 years

Education: M.B.A. degree, Marquette University;
B.B.A. degree, University of North Dakota

Analyst: Steven A. Hall

The fiscal year ended August 2003 was characterized by extreme highs and lows in the equity markets. Investor caution, geopolitical uncertainty and a sluggish economic recovery produced uneven returns in the first half of the reporting period. Beginning in the second quarter of 2003, equity markets rallied and continued on an upward tick that lasted through the end of August. Several factors contributed to this market turnaround including the perceived success of coalition forces in Iraq, further economic stimulus via Federal Reserve Board rate cuts, the Bush Administration tax cuts and overall improvements in corporate earnings.

The Fund's performance was positively affected by a number of factors. Within the Financials sector, the slight overweight position and stock selection benefited the Fund. Specifically, holdings of Hartford Financial Services Group (2.0%) and Goldman Sachs (2.7%) were additive to the Fund's overall performance. Superior stock selection within the Consumer Discretionary sector also provided the Fund with additional performance. In this sector, Dollar Tree Stores (1.3%) and Best Buy (1.4%) were added as holdings and immediately proved additive to performance. Finally, increased diversification of holdings in the Fund helped reduce downside risk throughout the year.

Underperformance of the Fund relative to its benchmark can be linked to several factors. Early on, holdings of HCA Inc.† and Home Depot Inc.† led to disappointing results. Later in the year, the Fund's underweight in the Information Technology sector, which benefited from the Iraq conflict, also contributed to underperformance. Finally, the unique dynamics within the S&P 500 Index** contributed to the Fund's underperformance. Over the last year, the index had unprecedented outperformance of small-cap high beta stocks versus large-cap stocks. The Fund, which maintains an average market capitalization firmly within the largest sector of the S&P and a beta slightly less than the S&P Index, was unable to take advantage of these opportunities.††

For explanations of indexes and other notes, please refer to page 62.

Annual Report -- Commentary

Marshall Mid-Cap Value Fund

[Photo of Matthew B. Fahey]

Fund Manager: Matthew B. Fahey

Investment Experience: 23 years

Education: M.B.A. degree, Marquette University;
B.B.A. degree, University of Wisconsin-Milwaukee

Analyst: Gregory S. Dirske, CFA

The Fund provided strong returns for the period ended August 31, 2003, as major equity classes rebounded sharply following a difficult period. Interest rates were generally stable during the year and extraneous factors such as corporate scandals and the Iraq war moved off the front page. Most importantly, corporate profits began to rebound as companies continued to improve their cost structures while revenue stabilized.

The Fund's performance had little to do with betting on specific economic sectors or projecting macro trends. Instead, the performance results were derived from the continued strategy of focusing on bottom-up analysis of individual companies, whose stocks appeared temporarily out-of-favor. Holdings that improved the most during the year included a very diverse collection of companies that shared one primary attribute: low expectations. All three stocks mentioned in the annual letter last year as stocks with low expectations produced positive returns, with Keane (0.9%) and Bausch & Lomb (2.5%) providing significant returns to the Fund.

The Fund's relative results were dampened by the strong performance of stocks in the Information Technology sector. During the year, a majority of the holdings produced positive results and some were up significantly. However, Information Technology stocks represented by the holdings in the Russell Midcap Value Index† averaged over 50% return for the reporting period. Many of these stocks, which entered the Index due to poor performance in the prior year, recorded sharp snap backs, with several up well over 100%.

Offsetting the weak relative performance of the Information Technology holdings were strong results in Healthcare and Financials stocks. An overweight position in Healthcare was taken as several out-of-favor stories were identified, including Invitrogen††, Guidant (1.4%) and Manor Care (1.9%), which all performed strongly. While maintaining an underweight position in the Financials sector, the Fund managed to produce strong results in the sector led by Countrywide Financial (2.1%).

For explanations of indexes and other notes, please refer to page 62.

Annual Report -- Commentary

Marshall Mid-Cap Growth Fund

[Photo of Michael D. Groblewski]

Fund Manager: Michael D. Groblewski, CFA

Investment Experience: 11 years

Education: M.B.A. degree, Syracuse University;
B.B.A. degree, University of Wisconsin-Madison

Analyst: Kenneth S. Salmon

The U.S. equity markets experienced both ups and downs in this fiscal year driven in part by significant economic and geopolitical changes and uncertainty. The highly anticipated economic recovery based upon the low interest rate environment, newly installed corporate structures and a resilient consumer was slow to materialize. These factors, along with increased tension between the U.S. and Iraq, produced volatile market performance in the first half of the year. The second half of the year can be characterized as generally positive as the massive doses of economic stimulus began to take hold. Corporate earnings were solid in the first and second quarters of 2003, providing a strong boost to the markets. Additionally, investors reacted positively to the coalition forces early successes in Iraq.

Several factors in the Fund contributed positively to performance throughout the year. Superior stock selection resulted in success in names such as Advanced Auto Parts (2.5%), Biovail (1.6%) and Intersil (2.8%). In the first half of the year, allocations to the Consumer Discretionary and Energy sectors provided superior performance relative to the market. In the early stages of the market rally, the Fund benefited as investors demanded higher quality growth stocks leveraged to a recovery.

While the Fund returned double-digit absolute performance for the fiscal year, it modestly underperformed its benchmark. There are several reasons for this. First, the Fund's investment in the Broadcasting & Cable industry proved to be disappointing, as the small-cap market advertising recovery has been slow to materialize. Second, the Fund's allocation to the Energy sector, while providing an advantage in the early part of the reporting period, later proved to be detrimental to relative performance. Finally, investors' appetite for risk increased throughout the year and higher quality growth stocks, such as those held by the Fund, were cast off in favor of higher beta (more volatile) names.†

For explanations of indexes and other notes, please refer to page 63.

Annual Report -- Commentary

Marshall Small-Cap Growth Fund

[Photo of Sean McLeod]

Fund Manager: Sean McLeod, CFA

Investment Experience: 7 years

Education: M.S. and B.B.A. degrees, University of Wisconsin-Madison

Analyst: Robert S. McDougall, CFA

The last five months of the fiscal year ended August 2003 saw all major U.S. indexes returning positive performance. This market rally, which followed 32 months of poor performance, can be attributed to investors' belief that historically low interest rates, aggressive Federal Reserve Board stimulus and the Bush Administration tax cuts would result in rising U.S. corporate profits. Second quarter U.S. corporate profits generally exceeded expectations, which partially confirmed investor expectations and added further fuel to the market rally. The rally in our Fund was led by strength in the Information Technology (+58.6%) and Healthcare (+40.1%) sectors.

Throughout the year, the Fund followed its disciplined strategy and invested in sectors benefiting from attractive secular trends and in companies with lasting competitive advantages, strong balance sheets and good management teams. The Fund's sensitivity to stock valuation remained a major factor in each decision to over or underweight certain sectors. The overweight position in the performance-charged Information Technology sector gave the Fund a solid return advantage relative to the Russell 2000 Growth Index.** Exposure to names within the Biotech industry, such as Xoma (2.5%) and Celgene† also contributed to the Fund's outperformance. Additionally, the tactical decision to avoid the Industrial sector contributed positively, as this sector lagged the universe as a whole.

While the Fund performed exceedingly well throughout the year on both an absolute and relative basis, there were a few challenges. The Fund's over-exposure to the Consumer Discretionary sector dampened performance, as this sector lagged the Russell 2000 Growth Index. In addition, the Financials sector lagged the universe as a whole.

For explanations of indexes and other notes, please refer to page 63.

Annual Report -- Commentary

Marshall International Stock Fund

[Photo of Daniel R. Jaworski]

Fund Manager: Daniel R. Jaworski, CFA

Investment Experience: 15 years

Education: M.B.A. degree, University of Minnesota;
B.A. degree, Concordia College

Analyst: BPI Global Asset Management Team

Over the last 12 months, the international equity markets experienced dramatic fluctuations caused by changes in the geopolitical and economic scene. In September 2002, a market sell-off was followed by a strong rally that lasted through October and November. Over the next four months, as the situation in Iraq continued to deteriorate, the markets moved back into negative territory. The second quarter of 2003 began amidst a rally fueled in part by hopes that the war with Iraq would end quickly. Successes in Iraq, along with signs of an improving global economy, better than expected corporate earnings reports, the Bush Administration tax-cuts and interest rate reductions by both the European Central Bank and the Federal Reserve Board bolstered international markets. July and August offered international investors solid performance, which contributed to positive fiscal year-end performance.

The Fund had many bright spots during the last year. The decision to tactically overweight the allocation to the Information Technology sector contributed positively to performance. Top performers within the Information Technology sector included SAP†, Canon (2.0%) and ARM Holdings (1.0%). Stock selection in the Energy and Consumer Discretionary sectors also contributed positively to performance. Within these sectors YUKOS (1.2%), PetroChina|, Yahoo Japan (0.5%) and WPP Group (0.8%) delivered impressive gains. Also additive to performance was a conscious underweight position in Japan and meaningful exposure to emerging market stocks.

The Fund's relative underperformance during the period can be attributed to holdings in the Industrial, Financials and Telecommunications sectors. Industrial holdings, EasyJet,† Qantas Airways†, Yamato Transport† and TPG† detracted from performance. The biggest disappointments from the financial sector included European-based insurance companies Swiss Reinsurance,† Aegon (0.9%) and ING Groep (1.1%). The Fund's telecommunications holdings were up but underperformed the international peer group as a whole. This primarily occurred because of the strong outperformance of several telecommunications companies that did not meet the Fund's strict buy criteria and therefore, were not held.

For explanations of indexes and other notes, please refer to page 63.

Annual Report -- Commentary

Marshall Government Income Fund

[Photo of Jason D. Weiner]

Fund Manager: Jason D. Weiner, CFA

Investment Experience: 14 years

Education: B.S. degree, Marquette University

Analyst: Salvatore D. Amato

The financial markets experienced a massive shift in investor sentiment from extreme pessimism to a constructive outlook for the global economy during our fiscal year. The mortgage market also experienced a confluence of extraordinary events over the last twelve months. Mortgage rates plummeted to generational lows, which fueled an exceptionally strong housing market and record refinancing activity. This unprecedented activity resulted in record issuance, a significant increase in prepayments and general anxiety among investors in mortgage-backed securities (MBS). Late in the reporting period, interest rates spiked dramatically off historic lows, causing MBS to underperform significantly. Prepayment uncertainties and interest rate volatility further impaired MBS performance versus other sectors of the bond market in the final months of the fiscal year.

The Fund experienced modest underperformance during the first three quarters of the fiscal year due mostly to an exposure to high-coupon mortgages, which experienced substantial prepayments from refinancing activity. The Fund placed significant emphasis on these more defensive, premium mortgages in anticipation of a rise in interest rates and the potential for extension risk. This strategy proved to be premature as these securities underperformed as rates continued to fall. The Fund generated significant outperformance during the last two months of the fiscal year as rates rose dramatically and the strategy succeeded. In addition, a tactical reduction in the interest rate sensitivity of the Fund when rates reached record lows in June was also additive to portfolio performance.

The Fund opportunistically added to positions in current coupon MBS to structure the Fund closer to the index weightings in this particular area of the mortgage market. The Fund continued to maintain a predominant allocation to MBS due to their compelling yields in a historically low interest rate environment. The Fund sought good representation across the MBS sector for the purpose of sound diversification. Selectivity was of heightened importance with a focus on enhancing yield and providing consistent total returns.

For explanations of indexes and other notes, please refer to page 63.

Annual Report -- Commentary

Marshall Intermediate Bond Fund

[Photo of Jason D. Weiner]

Fund Manager: Jason D. Weiner, CFA

Investment Experience: 14 years

Education: B.S. degree, Marquette University

Analysts: Blane D. Dexheimer, CFA and Andrew M. Reed

During the last twelve months, the financial markets experienced a massive shift in investor sentiment from extreme pessimism related to corporate malfeasance, uninspiring fundamentals, economic uncertainty and continued geopolitical risk to become rather confident about the future of the global economy. Investors favored riskier assets such as equities and corporate bonds in this improved environment. In fact, corporate bonds turned in a stellar performance during our fiscal year as improved earnings combined with solid market technicals bolstered valuations for this sector, particularly for BBB rated securities. The U.S. domestic corporate bond market has been supported by an economic upswing that was on a solid trajectory while credit technicals remained robust.

The Fund benefited from an overweight in fundamentally improving sectors of the corporate bond market that offered a compelling yield advantage relative to other sectors. Specifically, the Fund was overweight in the BBB rated Auto, Cable/Media and Telecommunication sectors as they offered substantial positive fundamental momentum and meaningful yield enhancement versus the broader bond market. The Fund's underweights included the Energy, Non-corporate, Non-captive Finance and Retail sectors, as these were not attractive based on their rich valuations. Additionally, the Fund's more defensive portfolio duration, which was established in June, was additive to portfolio performance as interest rates rose modestly during the last few months of the fiscal year. Prepayment uncertainties and interest rate volatility impaired performance for mortgage-backed securities. Our modest allocation to this sector had a very small impact on portfolio performance.

Selectivity within the corporate bond allocation was paramount throughout the reporting period as we focused on opportunistically enhancing yield and overall total return in this historically low interest rate environment. Throughout the fiscal year we continued to emphasize our disciplined, well-diversified portfolio approach while remaining mindful of the uncertainties inherent in this challenging economic environment.

For explanations of indexes and other notes, please refer to page 64.

Annual Report -- Commentary

Marshall Short-Term Income Fund

[Photo of Richard M. Rokus]

Fund Manager: Richard M. Rokus, CFA

Investment Experience: 11 years

Education: B.B.A. degree, University of Wisconsin-Whitewater

Analyst: Blane D. Dexheimer, CFA

The fiscal year ending August 2003 brought great volatility to the bond market. Investors remained cautious in the wake of a sluggish economic recovery, geopolitical uncertainty and the remnants of last year's corporate scandals. Over the course of the year, interest rates were mixed across the yield curve with one-year and shorter securities down by over 50 basis points, and longer issues up by as much as 64 basis points. During the months of May and June the bond market saw rates drop to levels not seen in more than 40 years. These historically low rates prompted homeowners to refinance their home mortgages in record numbers. As a result of the refinancing wave, mortgage-backed securities (MBS) underperformed many other types of fixed income investments.

The Fund's allocation to corporate notes proved to be beneficial as the accounting scandals that caused yields on corporate bonds to rise and prices to plummet (yield and price move inversely) in 2002 were, for the most part resolved.

As 2003 progressed, corporate bond yields came down significantly as fears over further scandals waned. This counteracted the effects of the rising interest rate environment and led to positive price returns for corporates issues. The Fund also benefited from its allocation to Government Agency securities, which provided additional returns as Agency yield spread relative to U.S. Treasury Securities narrowed. Finally, the Fund's relatively low allocation to MBS contributed positively to performance because, as discussed above, these issues suffered from the continual wave of refinancing activity.

While outperforming overall, the Fund's performance was negatively affected by several factors. Most notably was the holding of an airline-backed enhanced equipment trust certificate. Continued turmoil in the airline industry led to a significant write-down on the security's value. The Fund also lost performance from the further decline and subsequent liquidation of a small holding of the Osprey Trust.

For explanations of indexes and other notes, please refer to page 64.

Annual Report -- Commentary

Marshall Money Market Fund

[Photo of Richard M. Rokus]

Fund Manager: Richard M. Rokus, CFA

Investment Experience: 11 years

Education: B.B.A. degree, University of Wisconsin-Whitewater

Analyst: Blane D. Dexheimer, CFA

During the fiscal year ended August 31, 2003, the Federal Reserve Board (the "Fed") lowered the Federal Funds overnight lending rate from 1.75% to a new historical low of 1.00%. The yields on most money market instruments followed this dramatic decline, which has produced a challenging environment for money market fund managers.

The Fund's outperformance relative to peers can be attributed to several strategies that proved successful. The Fund's allocations to corporate-backed repurchase agreements generated greater performance relative to repurchase agreements backed by government or money market securities. Another positive factor was the Fund's continued investment in floating rate notes, which provided superior returns over commercial paper. The Fund's allocation to master notes, funding agreements and fixed rate corporate notes also contributed positively to performance. To capture additional performance, the Fund extended the average dollar-weighted maturity of the Fund slightly to 60 days by purchasing one-year fixed rate corporate notes. The corporates notes provided an additional performance advantage to the Fund as they offered a higher rate of return than similar maturity agency securities, treasury securities or certificates of deposit.

The Fund's performance was negatively affected by the drop in rates by the Fed, which drove down yields on money market fund eligible securities to historical lows. While the Fund employed many strategies in an attempt to counteract the low yields, performance was still adversely affected. An additional factor that hindered performance was the shorter average dollar-weighted maturity needed to maintain the Fund's AAA rating by Fitch, Inc.† This constraint prevented the Fund from taking full advantage of the higher yields available at the longer end of the money market yield curve.

For explanations of indexes and other notes, please refer to page 64.

August 31, 2003

Portfolio of Investments

Equity Income Fund

Description	Shares	Value
Common Stocks -- 98.0%
Consumer Discretionary -- 4.8%
Auto Parts & Equipment -- 0.3%
Delphi Corp.	110,000	$996,600

Automobile Manufacturers -- 0.8%
General Motors Corp.	63,600	2,613,960

Department Stores -- 1.2%
May Department Stores Co.	94,700	2,611,826
Sears, Roebuck & Co.	38,000	1,672,760

		4,284,586

Distributors -- 0.4%
Genuine Parts Co.	40,700	1,303,214

Home Furnishings -- 0.4%
Leggett and Platt, Inc.	63,100	1,461,396

Household Appliances -- 0.8%
Maytag Corp.	62,000	1,680,200
Stanley Works	39,900	1,207,773

		2,887,973

Housewares & Specialties -- 0.4%
Newell Rubbermaid, Inc.	24,500	581,875
Tupperware Corp.	47,000	767,510

		1,349,385

Photographic Products -- 0.2%
Eastman Kodak Co.	23,700	660,993

Publishing -- 0.3%
Dow Jones & Co., Inc.	26,000	1,104,220

Total Consumer Discretionary		16,662,327

Consumer Staples -- 11.7%
Household Products -- 4.0%
Clorox Co.	24,000	1,028,400
Kimberly-Clark Corp.	111,600	5,703,876
Procter & Gamble Co.	83,300	7,271,257

		14,003,533

Packaged Foods/Meats -- 2.2%
Campbell Soup Co.	28,400	687,280
ConAgra Foods, Inc.	29,000	638,000
General Mills, Inc.	17,700	820,572
Heinz (H.J.) Co.	66,600	2,155,176
Kellogg Co.	61,000	2,045,330
Sara Lee Corp.	63,000	1,195,740

		7,542,098

Personal Products -- 0.7%
Gillette Co.	78,900	2,561,094

Retail-Food Package -- 0.6%
Albertson's, Inc.	94,000	1,975,880

Soft Drinks -- 2.1%
Coca-Cola Co.	166,000	7,224,320

Common Stocks (continued)
Consumer Staples (continued)
Tobacco -- 2.1%
Altria Group, Inc.	159,000	$6,553,980
UST, Inc.	26,000	868,400

		7,422,380

Total Consumer Staples		40,729,305

Energy -- 9.1%
Oil & Gas Equipment/ Services -- 0.2%
Halliburton Co.	29,000	701,220

Oil & Gas Exploration/ Products -- 0.2%
Kerr-McGee Corp.	20,400	896,580

Oil & Gas Integrated -- 8.7%
Amerada-Hess Corp.	33,000	1,555,950
ChevronTexaco Corp.	87,434	6,371,316
ConocoPhillips	55,094	3,076,449
Exxon Mobil Corp.	472,152	17,800,130
Occidental Petroleum Corp.	42,600	1,462,458

		30,266,303

Total Energy		31,864,103

Financials -- 28.2%
Asset Management -- 1.1%
Bank of New York Co., Inc.	61,500	1,809,330
Mellon Financial Corp.	61,100	1,915,485

		3,724,815

Diversified Banks -- 9.2%
Bank of America Corp.	122,600	9,716,050
Bank One Corp.	77,400	3,054,978
Comerica, Inc.	18,300	902,922
FleetBoston Financial Corp.	63,820	1,888,434
U.S. Bancorp	165,500	3,955,450
Wachovia Corp.	101,800	4,290,870
Wells Fargo & Co.	162,700	8,157,778

		31,966,482

Diversified Capital Market -- 1.4%
J.P. Morgan Chase & Co.	145,150	4,967,033

Diversified Financial Services -- 4.0%
Citigroup, Inc.	321,738	13,947,342

Insurance-Brokers -- 0.9%
Marsh & McLennan Cos., Inc.	60,800	3,040,000

Insurance-Multi-line -- 0.5%
Hartford Financial Services Group, Inc.	30,100	1,601,922

Insurance-Life/Health -- 0.9%
Jefferson-Pilot Corp.	41,200	1,823,924
Lincoln National Corp.	39,800	1,409,716

		3,233,640

Common Stocks (continued)
Financials (continued)
Insurance-Property/ Casualty -- 0.9%
Allstate Corp.	63,000	$2,252,250
Cincinnati Financial Corp.	18,500	746,475

		2,998,725

Investment Bank & Brokerage -- 1.4%
Morgan Stanley	102,800	5,015,612

Real Estate Investment Trust -- 0.9%
Apartment Investment & Management Co., Class A	24,000	925,200
Equity Office Properties Trust	52,000	1,446,640
Equity Residential Properties Trust	32,000	930,560

		3,302,400

Regional Banks -- 4.0%
Amsouth Bancorporation	103,400	2,227,236
BB&T Corp.	35,800	1,307,416
Charter One Financial, Inc.	31,000	961,000
Fifth Third Bancorp	38,900	2,279,540
National City Corp.	39,900	1,264,032
North Fork Bancorporation, Inc.	37,500	1,266,375
Regions Financial Corp.	31,400	1,107,164
SouthTrust Corp.	21,300	617,487
SunTrust Banks, Inc.	34,000	2,078,420
Synovus Financial Corp.	43,300	1,058,685

		14,167,355

Thrifts & Mortgage Financials -- 3.0%
Fannie Mae	74,400	4,820,376
Freddie Mac	52,000	2,763,800
Washington Mutual, Inc.	77,800	3,032,644

		10,616,820

Total Financials		98,582,146

Healthcare -- 15.1%
Healthcare Equipment -- 0.3%
Baxter International, Inc.	40,000	1,124,000

Healthcare Managed Care -- 0.4%
CIGNA Corp.	30,000	1,430,400

Pharmaceuticals -- 14.4%
Abbott Laboratories	117,450	4,733,235
Bristol-Myers Squibb Co.	306,600	7,778,442
Johnson & Johnson	89,700	4,447,326
Lilly (Eli) & Co.	89,150	5,931,149
Merck & Co., Inc.	206,700	10,401,144
Pfizer, Inc.	409,700	12,258,224

Common Stocks (continued)
Healthcare (continued)
Pharmaceuticals (continued)
Wyeth	105,200	$4,507,820

		50,057,340

Total Healthcare		52,611,740

Industrials -- 12.4%
Aerospace/Defense -- 3.0%
Boeing Co.	67,000	2,505,130
Goodrich (B.F.) Co.	31,900	830,357
Honeywell International, Inc.	98,900	2,867,111
Northrop Grumman Corp.	19,500	1,861,860
Raytheon Co.	79,000	2,532,740

		10,597,198

Air Freight & Logistics -- 0.2%
Ryder Systems, Inc.	26,000	780,780

Electrical Components -- 1.0%
Emerson Electric Co.	42,000	2,341,920
Cooper Industries, Inc., Class A	21,500	1,094,135

		3,436,055

Industrial Conglomerates -- 5.9%
3M Co.	29,200	4,160,124
General Electric Co.	560,000	16,559,200

		20,719,324

Machinery Industrial -- 0.6%
Dover Corp.	51,500	1,958,030

Railroads -- 0.3%
Burlington Northern Santa Fe	40,300	1,142,505

Services Diversified/ Commercial -- 0.3%
Deluxe Corp.	21,000	896,700

Services-Office/ Supplies -- 1.1%
Avery Dennison Corp.	47,700	2,611,575
Pitney Bowes, Inc.	34,500	1,345,500

		3,957,075

Total Industrials		43,487,667

Information Technology -- 0.9%
Communications Equipment -- 0.5%
Motorola, Inc.	163,800	1,757,574

Services-Data Processing -- 0.4%
Electronic Data Systems Corp.	62,500	1,364,375

Total Information Technology		3,121,949

Materials -- 4.9%
Aluminum -- 0.6%
Alcoa, Inc.	78,100	2,230,536

Common Stocks (continued)
Materials (continued)
Chemicals Agriculture/ Fertilizer -- 0.2%
Monsanto Co.	28,500	$732,735

Chemicals Diversified -- 2.0%
Dow Chemical Co.	82,608	2,852,454
Du Pont (E.I.) de Nemours & Co.	90,700	4,057,918

		6,910,372

Chemicals Specialty -- 0.3%
International Flavors & Fragrances, Inc.	34,500	1,086,750

Construction Materials -- 0.3%
Vulcan Materials Co.	22,800	944,148

Industrial Gases -- 0.4%
Air Products & Chemicals, Inc.	27,800	1,315,496

Paper Products -- 0.9%
Georgia-Pacific Corp.	40,900	947,653
International Paper Co.	26,900	1,090,795
MeadWestvaco Corp.	50,000	1,267,500

		3,305,948

Steel -- 0.2%
Nucor Corp.	14,000	719,740

Total Materials		17,245,725

Telecommunications Services-- 6.3%
Integrated Telecommunication Services -- 6.3%
AT&T Corp.	44,700	996,810
Alltel Corp.	13,500	618,300
BellSouth Corp.	162,300	4,089,960
SBC Communications, Inc.	317,332	7,136,797
Verizon Communications, Inc.	256,590	9,062,759

Total Telecommunications Services		21,904,626

Utilities -- 4.6%
Electric Utilities -- 3.8%
American Electric Power Co., Inc.	30,800	871,948
Cinergy Corp.	26,000	889,720
Consolidated Edison Co.	24,500	968,485
Exelon Corp.	40,800	2,403,120
FirstEnergy Corp.	49,100	1,436,666
Pinnacle West Capital Corp.	39,900	1,368,570
PPL Corp.	29,200	1,158,364
Progress Energy, Inc.	44,500	1,801,805
Southern Co.	62,500	1,773,750
TECO Energy, Inc.	70,000	828,100

		13,500,528

Gas Utilities -- 0.2%
KeySpan Corp.	17,500	590,625

Common Stocks (continued)
Utilities (continued)
Multi-Utilities -- 0.6%
Duke Energy Corp.	120,300	$2,054,724

Total Utilities		16,145,877

Total Common Stocks (identified cost $304,690,589)		342,355,465

Repurchase Agreement -- 1.6%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $5,524,220 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2016 (at amortized cost)	$5,523,600	5,523,600

Total Investments -- 99.6% (identified cost $310,214,189)		347,879,065

Other Net Assets and Liabilities-Net -- 0.4%		1,352,838

Total Net Assets -- 100%		$349,231,903

Large-Cap Growth & Income Fund

Description	Shares	Value
Common Stocks -- 98.7%
Consumer Discretionary -- 11.9%
Broadcasting & Cable -- 1.4%
Clear Channel Communications, Inc.	24,400	$1,100,928
Comcast Corp., Class A(1)	85,000	2,528,750

		3,629,678

Department Stores -- 2.3%
Kohl's Corp.(1)(2)	94,500	5,977,125

Footwear -- 0.7%
Nike, Inc., Class B(2)	32,000	1,823,360

General Merchandise -- 1.3%
Dollar Tree Stores, Inc.(1)	88,200	3,460,086

Movies & Entertainment -- 2.8%
AOL Time Warner, Inc.(1)	194,500	3,182,020
Viacom, Inc., Class B	50,300	2,263,500
Walt Disney Co.	91,300	1,871,650

		7,317,170

Retail-Components/ Electronics -- 1.4%
Best Buy Co., Inc.(1)(2)	70,400	3,661,504

Retail-Home Improvement -- 1.0%
Lowe's Cos., Inc.	46,500	2,550,990

Common Stocks (continued)
Consumer Discretionary (continued)
Specialty Stores -- 1.0%
Office Depot, Inc.(1)	40,000	$729,600
Staples, Inc.(1)	81,000	1,995,030

		2,724,630

Total Consumer Discretionary		31,144,543

Consumer Staples -- 9.0%
Household Products -- 1.3%
Procter & Gamble Co.	39,780	3,472,396

Hypermarkets & Supercenters -- 3.1%
Wal-Mart Stores, Inc.	135,930	8,042,978

Personal Products -- 1.4%
Estee Lauder Cos., Inc., Class A	62,120	2,142,519
Gillette Co.	47,000	1,525,620

		3,668,139

Soft Drinks -- 2.2%
Coca-Cola Co.(2)	81,114	3,530,081
PepsiCo, Inc.	48,500	2,160,190

		5,690,271

Tobacco -- 1.0%
Altria Group, Inc.	60,000	2,473,200

Total Consumer Staples		23,346,984

Energy -- 5.7%
Oil & Gas-Drilling -- 1.1%
Noble Corp.(1)	28,350	1,025,703
Transocean Sedco Forex, Inc.(1)	90,000	1,900,800

		2,926,503

Oil & Gas-Equipment & Services -- 0.6%
Baker Hughes, Inc.	46,870	1,568,270

Oil & Gas-Integrated -- 4.0%
BP PLC, ADR	27,000	1,126,440
ConocoPhillips	44,660	2,493,814
Exxon Mobil Corp.	181,000	6,823,700

		10,443,954

Total Energy		14,938,727

Financials -- 21.3%
Asset Management -- 1.4%
Bank of New York Co., Inc.	81,000	2,383,020
Federated Investors, Inc.	23,700	695,832
Franklin Resources, Inc.	16,000	691,040

		3,769,892

Consumer Finance -- 2.4%
American Express Co.	140,000	6,307,000

Common Stocks (continued)
Financials (continued)
Diversified Banks -- 3.5%
Bank of America Corp.	41,900	$3,320,575
Comerica, Inc.(2)	25,800	1,272,972
U.S. Bancorp	118,000	2,820,200
Wells Fargo & Co.	31,000	1,554,340

		8,968,087

Diversified Financial Services -- 2.6%
Citigroup, Inc.	156,300	6,775,605

Insurance-Multi-Line -- 3.6%
American International Group, Inc.	72,500	4,318,825
Hartford Financial Services Group, Inc.	96,400	5,130,408

		9,449,233

Insurance-Property & Casualty -- 2.2%
Chubb Corp.	47,000	3,193,180
Travelers Property Casualty Corp., Class A	166,000	2,554,740

		5,747,920

Investment Bank & Brokerage -- 3.9%
Goldman Sachs Group, Inc.	79,500	7,034,955
Morgan Stanley	61,400	2,995,706

		10,030,661

Thrifts & Mortgage Finance -- 1.7%
Federal Home Loan Mortgage Corp.	55,490	2,949,294
MGIC Investment Corp.	27,000	1,521,990

		4,471,284

Total Financials		55,519,682

Healthcare -- 13.2%
Biotechnology -- 1.2%
Amgen, Inc.(1)	38,900	2,563,510
Medimmune, Inc.(1)	16,000	557,920

		3,121,430

Healthcare-Distributors -- 1.0%
Cardinal Health, Inc.	45,000	2,561,850

Healthcare-Equipment -- 3.3%
Boston Scientific Corp.(1)	85,000	5,108,500
Guidant Corp.	32,400	1,626,480
Medtronic, Inc.	35,000	1,735,300

		8,470,280

Pharmaceuticals -- 7.7%
Abbott Laboratories	67,400	2,716,220
Forest Laboratories, Inc., Class A(1)	10,000	470,000
Johnson & Johnson	51,000	2,528,580
Lilly (Eli) & Co.	33,000	2,195,490
Merck & Co., Inc.	54,470	2,740,930
Common Stocks (continued)
Healthcare (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	252,508	$7,555,039
Wyeth	46,000	1,971,100

		20,177,359

Total Healthcare		34,330,919

Industrials -- 11.2%
Aerospace & Defense -- 1.3%
Boeing Co.	24,000	897,360
Northrop Grumman Corp.	26,000	2,482,480

		3,379,840

Industrial Conglomerates -- 6.6%
3M Co.	31,000	4,416,570
General Electric Co.	383,010	11,325,606
Tyco International Ltd.	68,000	1,399,440

		17,141,616

Machinery Construction & Farm -- 1.1%
Caterpillar, Inc.	30,000	2,154,900
Deere & Co.	14,500	819,395

		2,974,295

Machinery Industrial -- 1.7%
Parker-Hannifin Corp.(2)	90,000	4,456,800

Trucking -- 0.5%
Swift Transportation Co.(1)	57,600	1,232,064

Total Industrials		29,184,615

Information Technology -- 18.4%
Communications Equipment -- 1.5%
Cisco Systems, Inc.(1)	204,100	3,908,515

Computer Hardware -- 2.9%
Dell, Inc.(1)	41,000	1,337,830
Hewlett-Packard Co.	86,000	1,713,120
International Business Machines Corp.	54,940	4,505,630

		7,556,580

Computer Storage/ Peripherals -- 0.2%
EMC Corp. Mass	46,600	594,150

Electronic Manufacturing Services -- 1.0%
Flextronics International Ltd.(1)	194,000	2,617,060

Exchange Traded Funds -- 1.7%
NASDAQ 100 Shares (1)(2)	130,000	4,340,700

Common Stocks (continued)
Information Technology (continued)
Semiconductors -- 2.8%
Intel Corp.	187,500	$5,366,250
Novellus Systems, Inc.(1)	6,300	251,748
STMicroelectronics N.V.	23,000	573,620
Texas Instruments, Inc.	50,000	1,192,500

		7,384,118

Services-Data Processing -- 1.6%
Computer Sciences Corp.(1)	97,200	4,137,804

Systems Software -- 6.7%
BMC Software, Inc.(1)	86,000	1,262,480
Microsoft Corp.	375,940	9,969,929
Oracle Corp.(1)	200,000	2,556,000
Symantec Corp.(1)(2)	62,000	3,560,660

		17,349,069

Total Information Technology		47,887,996

Materials -- 5.0%
Aluminum -- 1.5%
Alcoa, Inc.	136,100	3,887,016

Chemicals-Diversified -- 0.5%
Dow Chemical Co.	34,500	1,191,285

Forest Products -- 1.5%
Weyerhaeuser Co.	68,000	4,046,000

Industrial Gases -- 1.5%
Praxair, Inc.	60,000	3,829,200

Total Materials		12,953,501

Telecommunication Services -- 2.2%
Integrated Telecommunication Services -- 1.5%
BellSouth Corp.	51,700	1,302,840
SBC Communications, Inc.	80,000	1,799,200
Verizon Communications, Inc.	26,000	918,320

		4,020,360

Wireless Telecom Services -- 0.7%
AT&T Wireless Services, Inc.(1)	210,000	1,810,200

Total Telecommunication Services		5,830,560

Utilities -- 0.8%
Exchange Traded Funds -- 0.8%
Amex Utilities Select Index	105,000	2,209,200

Total Common Stocks (identified cost $194,607,386)		257,346,727

Investment for Collateral Pool for Securities on Loan -- 5.7% (See Note 2 of the Financial Statements) (identified cost $14,869,200)		$14,869,200

Repurchase Agreement -- 1.3%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $3,358,092 on 9/2/2003, collateralized by a U.S. Government Agency Obligation maturing 1/15/2014 (at amortized cost)	$3,357,715	3,357,715

Total Investments -- 105.7% (identified cost $212,834,301)		275,573,642

Other Net Assets and Liabilities-Net -- (5.7)%		(14,938,820)

Total Net Assets -- 100%		$260,634,822

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks -- 95.9%
Consumer Discretionary -- 6.8%
Auto Parts & Equipment -- 1.2%
Johnson Controls, Inc.	33,000	$3,267,000

HomeBuilding -- 1.4%
Centex Corp.	50,000	3,771,000

Hotels/Resorts/ Cruises -- 1.1%
Starwood Hotels & Resorts Worldwide, Inc.(2)	90,000	3,044,700

Leisure Products -- 3.1%
Brunswick Corp.	200,000	5,396,000
Mattel, Inc.	161,100	3,112,452

		8,508,452

Total Consumer Discretionary		18,591,152

Consumer Staples -- 8.8%
Food Distributors -- 1.2%
SUPERVALU, Inc.	133,500	3,217,350

Packaged Foods & Meats -- 1.6%
Smithfield Foods, Inc.(1)	216,300	4,380,075

Retail-Drugs -- 2.7%
CVS Corp.	225,000	7,335,000

Common Stocks (continued)
Consumer Staples (continued)
Retail-Food -- 2.4%
Kroger Co.(1)	345,000	$6,627,450

Soft Drinks -- 0.9%
Coca-Cola Enterprises, Inc.	125,000	2,311,250

Total Consumer Staples		23,871,125

Energy -- 6.8%
Oil & Gas Drilling -- 1.7%
Noble Corp.(1)	130,000	4,703,400

Oil Gas-Equipment/ Services -- 1.5%
Cooper Cameron Corp.(1)	85,000	4,127,600

Oil & Gas Exploration & Products -- 3.6%
Burlington Resources, Inc.	95,000	4,599,900
Noble Energy, Inc.	130,000	5,146,700

		9,746,600

Total Energy		18,577,600

Financials -- 11.8%
Insurance-Life & Health -- 2.8%
Jefferson-Pilot Corp.	70,000	3,098,900
Protective Life Corp.	155,000	4,508,950

		7,607,850

Insurance-Property & Casualty -- 3.2%
ACE Ltd.	123,000	3,960,600
SAFECO Corp.	135,000	4,868,100

		8,828,700

Reinsurance -- 1.6%
PartnerRe Ltd.	86,000	4,296,560

Thrifts & Mortgage Finance -- 4.2%
Countrywide Financial Corp.	85,000	5,767,250
MGIC Investment Corp.	100,000	5,637,000

		11,404,250

Total Financials		32,137,360

Healthcare -- 7.8%
Healthcare- Distributors -- 1.0%
Omnicare, Inc.	83,500	2,830,650

Healthcare-Equipment -- 1.4%
Guidant Corp.	75,000	3,765,000

Healthcare-Facility -- 1.9%
Manor Care, Inc.	185,200	5,111,520

Healthcare-Services -- 1.0%
Covance, Inc.(1)(2)	130,000	2,710,500

Common Stocks (continued)
Healthcare (continued)
Healthcare-Supplies -- 2.5%
Bausch & Lomb, Inc.	163,000	$6,872,080

Total Healthcare		21,289,750

Industrials -- 21.9%
Aerospace & Defense -- 1.7%
Northrop Grumman Corp.	50,000	4,774,000

Commercial Printing -- 1.4%
Donnelley (R.R.) & Sons Co.	148,600	3,735,804

Construction & Engineering -- 1.7%
Fluor Corp.(2)	125,000	4,605,000

Electrical Components -- 3.4%
Hubbell, Inc., Class B	143,700	5,742,252
Rockwell Automation, Inc.	125,000	3,402,500

		9,144,752

Industrial Conglomerates -- 2.1%
ALLETE Inc.	214,900	5,761,469

Machinery Industrial -- 1.4%
Parker-Hannifin Corp.	75,000	3,714,000

Rail Roads -- 1.8%
CSX Corp.	153,000	4,938,840

Services-Diversified Commercials -- 3.3%
Copart, Inc.(1)	105,000	1,054,200
Viad Corp.	215,000	5,134,200
Watson Wyatt & Co. Holdings(1)	120,000	2,773,200

		8,961,600

Services-Employment -- 1.6%
Manpower, Inc.(2)	113,100	4,400,721

Services- Environmental -- 2.0%
Republic Services, Inc.	220,000	5,416,400

Trucking -- 1.5%
Swift Transportation Co.(1)	195,000	4,171,050

Total Industrials		59,623,636

Information Technology -- 12.3%
Communications Equipment -- 1.0%
CommScope, Inc.(1)	270,000	2,775,600

Computer Storage & Peripheral -- 1.1%
Electronics for Imaging, Inc.(1)	144,000	3,084,480

Common Stocks (continued)
Information Technology (continued)
IT Consulting & Services -- 2.6%
American Management System, Inc.(1)	337,000	$4,835,950
Keane, Inc.(1)(2)	160,000	2,356,800

		7,192,750

Office Electronics -- 1.5%
IKON Office Solutions, Inc.	570,000	4,109,700

Semiconductors Equipment -- 0.9%
Teradyne, Inc.(1)	133,300	2,376,739

Services-Data Processing -- 3.4%
Computer Sciences Corp.(1)	105,000	4,469,850
Convergys Corp.(1)	265,600	4,780,800

		9,250,650

Systems Software -- 1.8%
BMC Software, Inc.(1)	330,000	4,844,400

Total Information Technology		33,634,319

Materials -- 12.3%
Construction Materials -- 1.7%
Martin Marietta Materials	117,100	4,476,733

Chemicals & Specialty -- 1.9%
H.B. Fuller Co.	200,100	5,300,649

Diversified Metal & Mining -- 2.1%
Arch Coal, Inc.	247,900	5,689,305

Steel -- 2.2%
Nucor Corp.	115,000	5,912,150

Paper Products -- 2.0%
Bowater, Inc.(2)	127,000	5,500,370

Paper Packaging -- 2.4%
Packaging Corp. of America(1)	145,200	2,924,328
Smurfit-Stone Container Corp.(1)	230,000	3,629,400

		6,553,728

Total Materials		33,432,935

Telecommunication Services -- 3.4%
Integrated Telecommunication Services -- 3.4%
ALLTEL Corp.	93,000	4,259,400
Citizens Communications Co., Class B(2)	450,000	5,130,000

Total Telecommunication Services		9,389,400

Common Stocks (continued)
Utilities -- 4.0%
Electric Utilities -- 4.0%
Cinergy Corp.	90,000	$3,079,800
TECO Energy, Inc.(2)	330,000	3,903,900
Xcel Energy, Inc.	270,000	3,955,500

Total Utilities		10,939,200

Total Common Stocks (identified cost $221,316,467)		261,486,477

Investment for Collateral Pool for Securities on Loan -- 9.5% (See Note 2 of the Financial Statements) (identified cost $26,017,170)		26,017,170

Repurchase Agreement -- 4.8%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $13,075,365 on 9/2/2003, collateralized by a U.S. Government Agency Obligations with various maturities to 4/15/2019 (at amortized cost)	$13,073,898	13,073,898

Total Investments -- 110.2% (identified cost 260,407,535)		300,577,545

Other Net Assets and Liabilities-Net -- (10.2)%		(27,840,798)

Total Net Assets -- 100%		$272,736,747

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks -- 96.2%
Consumer Discretionary -- 20.4%
Advertising -- 2.5%
Lamar Advertising Co.(1)	180,000	$6,013,800

Broadcasting & Cable -- 5.9%
Cox Radio, Inc., Class A(1)	215,000	5,190,100
Mediacom Communications Corp.(1)(2)	390,000	2,667,600
Radio One, Inc., Class D(1)(2)	380,000	6,251,000

		14,108,700

Casinos & Gaming -- 1.6%
MGM Mirage	110,000	3,988,600

General Merchandise -- 1.5%
Dollar Tree Stores, Inc.(1)	90,000	3,530,700

Restaurants -- 1.5%
Ruby Tuesday, Inc.(2)	160,000	3,643,200

Common Stocks (continued)
Consumer Discretionary (continued)
Retail-Apparel -- 1.9%
Stage Stores, Inc.(1)(2)	165,000	$4,605,150

Specialty Stores -- 5.5%
Advance Auto Parts, Inc.(1)	80,000	5,972,000
Michaels Stores, Inc.(2)	80,000	3,636,000
PetSmart, Inc.(2)	150,000	3,588,000

		13,196,000

Total Consumer Discretionary		49,086,150

Consumer Staples -- 2.7%
Food Distributors -- 1.8%
Performance Food Group Co.(1)(2)	110,000	4,313,100

Soft Drinks -- 0.9%
Cott Corp.(1)(2)	100,000	2,324,000

Total Consumer Staples		6,637,100

Energy -- 9.4%
Oil & Gas Drilling -- 4.4%
Nabors Industries Ltd.(1)(2)	100,000	4,015,000
Noble Corp.(1)	120,000	4,341,600
Pride International, Inc.(1)(2)	130,000	2,221,700

		10,578,300

Oil & Gas Exploration & Production -- 5.0%
Devon Energy Corp.	65,000	3,363,750
Forest Oil Corp.	50,000	1,162,500
Noble Energy, Inc.	100,000	3,959,000
Pioneer Natural Resources, Inc.	140,000	3,550,400

		12,035,650

Total Energy		22,613,950

Financials -- 7.6%
Insurance-Life & Health -- 1.1%
Lincoln National Corp.	75,000	2,656,500

Insurance-Property & Casualty -- 2.4%
Ambac Financial Group, Inc.	90,000	5,842,800

Reinsurance -- 3.0%
PartnerRe Ltd.	145,000	7,244,200

Thrifts & Mortgage Finance -- 1.1%
MGIC Investment Corp.	45,000	2,536,650

Total Financials		18,280,150

Healthcare -- 22.9%
Biotechnology -- 3.6%
Cephalon, Inc.(1)(2)	45,000	1,995,750
CV Therapeutics, Inc.(1)(2)	55,000	1,410,750
Gilead Sciences, Inc.(1)(2)	40,000	2,668,000
Common Stocks (continued)
Healthcare (continued)
Biotechnology (continued)
Medimmune, Inc.(1)	75,000	$2,615,250

		8,689,750

Healthcare-Distributors -- 4.7%
AmerisourceBergen Corp.	55,000	3,201,550
Omnicare, Inc.	140,000	4,746,000
Priority HealthCare Corp., Class B(1)(2)	160,000	3,379,200

		11,326,750

Healthcare Equipment -- 3.1%
American Medical Systems Holdings, Inc.(1)(2)	195,000	4,048,200
Bio Rad Laboratories, Inc., Class A(1)	15,000	767,250
St. Jude Medical, Inc.	50,000	2,603,500

		7,418,950

Healthcare-Services -- 4.2%
AdvancePCS(1)(2)	80,000	3,214,400
Caremark Rx, Inc.(1)	125,000	3,141,250
Covance, Inc.(1)(2)	60,000	1,251,000
Pharmaceutical Product Development, Inc.(1)	95,000	2,423,450

		10,030,100

Pharmaceuticals -- 7.3%
Allergan, Inc.	30,000	2,383,800
Barr Laboratories, Inc.(1)	40,000	2,706,800
Biovail Corp.(1)(2)	90,000	3,737,700
Medicis Pharmaceutical Corp., Class A(2)	55,000	3,359,400
SICOR, Inc.(1)	130,000	2,580,500
Teva Pharmaceutical Industries Ltd., ADR	50,000	2,935,600

		17,703,800

Total Healthcare		55,169,350

Industrials -- 8.7%
Airfreight & Logistics -- 3.0%
Expeditors International Washington, Inc.(2)	35,000	1,319,850
Hunt (J.B.) Transportation Services, Inc.(1)	70,000	3,479,000
UTI Worldwide, Inc.(2)	65,000	2,372,500

		7,171,350

Construction & Engineering -- 0.7%
Chicago Bridge & Iron Co., N.V.	65,000	1,736,800

Electrical Components -- 0.6%
Rockwell Automation, Inc.	50,000	1,361,000

Common Stocks (continued)
Industrials (continued)
Machinery Industrial -- 1.8%
ITT Industries, Inc.	35,000	$2,277,800
SPX Corp.	40,000	1,974,000

		4,251,800

Services-Diversified & Commercial -- 2.6%
ChoicePoint, Inc.(1)	75,000	2,943,750
FTI Consulting, Inc.(1)(2)	135,000	3,375,000

		6,318,750

Total Industrials		20,839,700

Information Technology -- 23.3%
Application Software -- 3.7%
Business Objects SA, ADR(1)(2)	160,000	4,324,800
Documentum, Inc.(1)	135,000	2,770,200
Manhattan Associates, Inc.(1)(2)	60,000	1,777,800

		8,872,800

Communications Equipment -- 0.9%
McData Corp., Class A(1)	225,000	2,283,750

Electronic Equipment -- 1.2%
Vishay Intertechnology, Inc.(1)	170,000	2,799,900

IT Consulting & Services -- 0.6%
BearingPoint, Inc.(1)	180,000	1,476,000

Semiconductors -- 3.6%
Fairchild Semiconductor International, Inc., Class A(1)	110,000	1,947,000
Intersil Corp.(1)	230,000	6,699,900

		8,646,900

Semiconductors Equipment -- 3.6%
ATMI, Inc.(1)(2)	80,000	2,238,400
Entegris, Inc.(1)(2)	180,000	2,649,600
MKS Instruments, Inc.(1)	135,000	3,715,200

		8,603,200

Services-Data Processing -- 9.7%
Affiliated Computer Services, Inc., Class A(1)(2)	85,000	4,216,850
Alliance Data Systems Corp.(1)(2)	130,000	3,848,000
BISYS Group, Inc.(1)(2)	220,000	4,037,000
Certegy, Inc.	110,000	3,327,500
Computer Sciences Corp.(1)	70,000	2,979,900
Iron Mountain, Inc.(1)	65,000	2,405,000

Description	Shares or Principal Amount	Value
Common Stocks (continued)
Information Technology (continued)
Services-Data Processing (continued)
Sungard Data Systems, Inc.(1)	90,000	$2,538,000

		23,352,250

Total Information Technology		56,034,800

Materials -- 1.2%
Containers Metal/ Glass -- 1.2%
Crown Holdings, Inc.(1)	375,000	2,782,500

Total Common Stocks (identified cost $197,268,660)		231,443,700

Investment for Collateral Pool for Securities on Loan -- 26.6% (See Note 2 of the Financial Statements) (identified cost $63,985,440)		63,985,440

U.S. Treasury Bill -- 0.2%(3)
9/18/2003 (identified cost $449,822)	$450,000	449,815

Repurchase Agreement -- 4.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $9,693,169 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030 (at amortized cost)	9,692,081	9,692,081

Total Investments -- 127.0% (identified cost $271,396,003)		305,571,036

Other Net Assets and Liabilities-Net -- (27.0)%		(64,926,811)

Total Net Assets -- 100%		$240,644,225

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks -- 95.3%
Consumer Discretionary -- 24.5%
Broadcasting & Cable -- 6.2%
Alliance Atlantis Communications, Inc., Class B(1)	190,000	$3,161,600
Spanish Broadcasting System, Inc.(1)	350,000	2,712,500

		5,874,100

Common Stocks (continued)
Consumer Discretionary (continued)
Hotel/Resort/Cruise -- 4.6%
Intrawest Corp.	100,000	$1,291,000
Orient-Express Hotel Ltd.(1)	90,000	1,472,400
Steiner Leisure Ltd.(1)	90,000	1,575,000

		4,338,400

Leisure Products -- 1.5%
Marvel Enterprises, Inc.(1)	63,000	1,379,700

Movies & Entertainment -- 1.7%
AMC Entertainment, Inc.	140,000	1,631,000

Restaurants -- 7.8%
California Pizza Kitchen, Inc.(1)(2)	100,000	1,750,000
Landrys Seafood Restaurants, Inc.	115,000	2,455,250
O'Charleys, Inc.(1)(2)	105,000	1,780,800
Ruby Tuesday, Inc.	60,000	1,366,200

		7,352,250

Retail-Apparel -- 1.6%
Gymboree Corp.(1)	90,000	1,466,100

Specialty Stores -- 1.1%
Linens 'N Things, Inc.(1)(2)	35,000	1,011,500

Total Consumer Discretionary		23,053,050

Energy -- 4.8%
Oil & Gas-Drilling -- 0.9%
Pride International, Inc.(1)	50,000	854,500

Oil & Gas-Equipment/ Services -- 3.9%
Cal Dive International, Inc.(1)(2)	60,000	1,269,000
Frontline Ltd.(2)	40,000	664,000
National-Oilwell, Inc.(1)	40,000	783,200
Varco International, Inc.(1)	55,000	948,750

		3,664,950

Total Energy		4,519,450

Financials -- 14.8%
Insurance-Brokers -- 2.0%
Gallagher (Arthur J.) & Co.(2)	70,000	1,890,000

Insurance-Life & Health -- 1.9%
Protective Life Corp.	60,000	1,745,400

Insurance- Multi-Line -- 0.9%
Direct General Corp.(1)	35,000	892,500

Regional Banks -- 10.0%
Cullen Frost Bankers, Inc.	50,000	1,903,500
City National Corp.(2)	35,000	1,809,500
First Community Bancorp	27,500	936,375
Common Stocks (continued)
Financials (continued)
Regional Banks (continued)
Southwest Bancorp. of Texas, Inc.	50,000	$1,848,000
Texas Regional Bancshares, Inc., Class A	27,500	926,750
Wintrust Financial Corp.(2)	55,000	1,944,800

		9,368,925

Total Financials		13,896,825

Healthcare -- 17.3%
Biotechnology -- 4.2%
Cell Genesys, Inc.(1)(2)	40,000	481,200
Cephalon, Inc.(1)	20,000	887,000
CV Therapeutics, Inc.(1)(2)	10,000	256,500
XOMA Ltd.(1)(2)	250,000	2,342,500

		3,967,200

Healthcare-Equipment -- 5.0%
American Medical Systems Holdings, Inc.(1)	140,000	2,906,400
CTI Molecular Imaging, Inc.(1)	57,000	857,280
Zoll Medical Corp.(1)	30,000	978,900

		4,742,580

Healthcare-Facility -- 4.2%
Amsurg Corp.(1)(2)	30,000	906,000
Community Health Systems, Inc.(1)	45,000	1,034,550
Province Heathcare Co.(1)(2)	60,000	862,200
Triad Hospitals, Inc.(1)	35,000	1,134,000

		3,936,750

Healthcare-Services -- 2.3%
Covance, Inc.(1)	60,000	1,251,000
Inveresk Research Group, Inc.(1)	50,000	876,000

		2,127,000

Healthcare-Supplies -- 1.6%
Cooper Companies, Inc.	40,000	1,483,600

Total Healthcare		16,257,130

Industrials -- 0.9%
Aerospace/Defense -- 0.9%
EDO Corp.	40,000	820,800

Information Technology -- 33.0%
Application Software -- 6.5%
Documentum, Inc.(1)(2)	120,000	2,462,400
Hyperion Solutions Corp.(1)(2)	80,000	2,638,400
SERENA Software, Inc.(1)	50,000	970,000

		6,070,800

Common Stocks (continued)
Information Technology (continued)
Communications Equipment -- 5.6%
Avocent Corp.(1)	90,000	$2,628,000
Netscreen Technologies Inc.(1)(2)	110,000	2,632,300

		5,260,300

Computer Storage/ Peripheral -- 4.6%
McData Corp., Class A.(1)	280,000	2,842,000
Overland Storage, Inc.(1)(2)	90,000	1,458,000

		4,300,000

Home Entertainment Software -- 1.6%
Take-Two Interactive Software, Inc.(1)	50,000	1,488,500

IT Consulting & Services -- 1.4%
CACI International, Inc., Class A(1)(2)	30,000	1,338,300

Technology Distributors -- 3.4%
Ingram Micro, Inc., Class A(1)	150,000	2,122,500
Insight Enterprises, Inc.(1)(2)	60,000	1,078,800

		3,201,300

Semiconductors -- 3.0%
Integrated Device Technology, Inc.(1)	100,000	1,395,000
White Electronic Designs Corp.(1)	120,000	1,454,400

		2,849,400

Semiconductor Equipment -- 5.0%
ASE Test Ltd.(1)	102,800	845,016
Entegris, Inc.(1)	120,000	1,766,400
Varian Semiconductor Equipment Associates, Inc.(1)(2)	50,000	2,028,500

		4,639,916

Systems Software -- 1.9%
Borland Software Corp.(1)(2)	190,000	1,803,100

Total Information Technology		30,951,616

Total Common Stock (identified cost $74,271,164)		89,498,871

Investment for Collateral Pool for Securities on Loan -- 24.3% ( See Note 2 of the Financial Statements) (identified cost $22,836,892)		22,836,892

Description	Principal Amount	Value
U.S. Treasury Bill -- 0.2%
9/11/2003 (identified cost $199,945)	$200,000	$199,954

Repurchase Agreement -- 6.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $5,604,135 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2014 (at amortized cost)	5,603,506	5,603,506

Total Investments -- 125.8% (identified cost $102,911,507)		118,139,223

Other Net Assets and Liabilities-Net -- (25.8)%		(24,249,639)

Total Net Assets -- 100%		$93,889,584

International Stock Fund

Description	Shares	Value
Common Stocks -- 98.5%

Australia -- 2.6%
News Corp. Ltd.	975,100	$8,357,989

Bermuda -- 0.8%
Marvell Technology Group Ltd.(1)	61,100	2,576,587

Brazil -- 3.4%
Companhia de Bebidas das Americans, ADR	74,100	1,644,279
Petroleo Brasileiro SA, ADR	192,300	4,249,830
Tele Norte Leste Participacoes SA, ADR	79,400	1,032,994
Telesp Celular Participacoes SA, ADR	150,500	609,525
Unibanco Uniao de Bancos Brasileiros SA, ADR	187,700	3,613,225

Total Brazil		11,149,853

Canada -- 2.4%
Petro-Canada	74,000	2,918,536
Precision Drilling Corp.(1)	122,300	4,880,993

Total Canada		7,799,529

China -- 1.0%
China Petroleum and Chemical Corp. (Sinopec), Class H	10,626,000	3,235,792

Denmark -- 0.8%
AP Moller-Maersk AS, Class B	367	2,412,668

Common Stocks (continued)

France -- 3.0%
AXA(2)	282,700	$5,019,200
France Telecom SA	66,300	1,647,245
Groupe Danone	15,200	2,087,095
Veolia Environnement, Warrants(1)(2)	48,300	2,655
Wanadoo(1)	163,500	1,076,665

Total France		9,832,860

Germany -- 6.3%
Deutsche Boerse AG	62,600	3,030,116
Infineon Technologies AG	223,200	3,273,303
Siemens AG	78,600	4,873,465
Stada Arzneimittel AG	35,100	2,035,089
T-Online International AG(1)(2)	658,600	7,059,314

Total Germany		20,271,287

Greece -- 0.3%
Coca-Cola Hellenic Bottling Co., SA	43,500	831,142

Hong Kong -- 1.7%
Hong Kong Exchanges & Clearing Ltd.	2,142,000	3,858,717
Johnson Electric Holdings Ltd.	1,110,000	1,722,089

Total Hong Kong		5,580,806

Indonesia -- 1.6%
PT Bank Central Asia Tbk	4,504,500	1,552,818
PT Telekomunikasi Indonesia	6,943,400	3,743,790

Total Indonesia		5,296,608

Israel -- 1.1%
Teva Pharmaceutical Industries Ltd., ADR	59,100	3,469,879

Italy -- 1.4%
ENI SpA(2)	299,900	4,536,606

Japan -- 27.2%
Aeon Credit Service Co., Ltd.	49,000	1,742,726
Canon, Inc.	138,000	6,634,786
Hitachi Construction Machinery Co., Ltd.	215,000	2,376,912
JAFCO Co., Ltd.	39,700	2,561,949
JSR Corp.	148,000	2,513,913
Keyence Corp.	28,400	5,931,422
Mitsubishi Estate Co., Ltd.	398,000	3,567,794
Mitsubishi Heavy Industries Ltd.	568,000	1,835,163
Mizuho Financial Group, Inc.(1)	2,883	3,582,594
NEC Electronics Corp.(1)	26,800	1,816,754
NTT DoCoMo, Inc.	2,754	7,080,602
NGK Spark Plug Co., Ltd.	129,000	1,186,245
Nikko Cordial Corp.	1,612,000	7,750,199
Nippon Television Network Corp.	12,750	1,952,629
Nomura Holdings, Inc.	447,700	6,514,930
Oki Electric Industry Co., Ltd.	1,085,000	3,700,818
Olympus Optical Co., Ltd.	208,000	4,777,306
Common Stocks (continued)

Japan (continued)
ORIX Corp.	36,700	$2,437,546
Sompo Japan Insurance, Inc.	248,000	1,528,148
Stanley Electric	192,000	3,389,639
Suzuki Motor Corp.	233,000	3,198,920
UFJ Holdings, Inc.(1)	1,258	3,363,723
Yahoo Japan Corp.(1)	95	1,717,873
Yamada Denki Co., Ltd.	125,100	3,387,890
Yaskawa Electric Corp.	638,000	3,980,495

Total Japan		88,530,976

Korea, Republic of -- 5.1%
Daewoo Heavy Industries & Machinery Ltd.(1)	430,130	2,977,401
Internet Auction Co., Ltd.(1)	26,560	1,772,928
Kookmin Bank	74,540	2,725,835
NHN Corp.	27,080	4,057,965
Samsung Electronics Co.	13,740	5,088,889

Total Korea, Republic of		16,623,018

Mexico -- 1.2%
America Movil SA de CV, Class L, ADR	105,500	2,426,500
Wal-Mart de Mexico SA de CV	553,000	1,510,810

Total Mexico		3,937,310

Netherlands -- 8.5%
AEGON NV	244,000	3,025,764
ASML Holding NV(1)(2)	648,220	10,226,111
ING Groep NV	177,600	3,467,545
Koninklijke (Royal) Philips Electronics NV(1)	445,700	10,877,568

Total Netherlands		27,596,988

Russia -- 1.2%
YUKOS, ADR	69,700	4,014,720

Singapore -- 2.9%
Flextronics International Ltd.(1)	127,900	1,725,371
Singapore Airlines Ltd.	329,000	2,101,637
Venture Corp. Ltd.(2)	495,100	5,704,112

Total Singapore		9,531,120

Spain -- 1.4%
Banco Santander Central Hispano, SA	322,500	2,754,780
Telefonica, SA	135,242	1,593,832

Total Spain		4,348,612

Sweden -- 4.1%
Atlas Copco AB, Class A(2)	178,710	5,342,282
Modern Times Group MTG AB, Class B(1)	95,800	1,523,544
SKF AB, Class B	74,700	2,322,372
Telefonaktiebolaget LM Ericsson	2,660,400	4,071,879

Total Sweden		13,260,077

Common Stocks (continued)

Switzerland -- 5.1%
Adecco SA	81,270	$4,110,968
Credit Suisse Group(2)	234,880	7,341,835
Nestle SA	14,130	3,079,091
Roche Holding AG	28,000	2,145,536

Total Switzerland		16,677,430

Taiwan, Province of China -- 0.8%
Compal Electronics, Inc., GDR(2)	314,170	2,391,368
United Microelectronics Corp., ADR(1)	15,511	77,088

Total Taiwan, Province of China		2,468,456

Thailand -- 1.9%
Kasikornbank PCL(1)	1,843,900	2,086,672
Siam Cement PCL	911,300	4,169,491

Total Thailand		6,256,163

United Kingdom -- 12.7%
ARM Holdings PLC(1)	1,761,700	3,140,365
Amvescap PLC	1,001,900	7,843,223
Carnival PLC	51,100	1,656,542
HSBC Holdings PLC	520,300	6,672,891
ICAP PLC	100,300	2,000,529
Kingfisher PLC	828,800	3,556,217
Rio Tinto PLC	95,700	2,099,949
Smith & Nephew PLC	230,100	1,473,711
Standard Chartered PLC	356,200	4,753,724
Tesco PLC	1,663,300	5,667,532
WPP Group PLC	278,000	2,528,214

Total United Kingdom		41,392,897

Total Common Stocks (identified cost $278,534,036)		319,989,373

Investment for Collateral Pool for Securities on Loan -- 2.1% (See Note 2 of the Financial Statements) (identified cost $6,889,838)		6,889,838

Total Investments -- 100.6% (identified cost $285,423,874)		326,879,211

Other Net Assets and Liabilities-Net -- (0.6)%		(1,905,770)

Total Net Assets -- 100%		$324,973,441

Industry Diversification (unaudited)

Industry	Market Value	% of Total Net Assets
Airlines	$2,101,637	0.6%
Auto Components	1,186,245	0.4
Automobiles	3,198,920	1.0
Beverages	2,475,421	0.8
Capital Markets	2,000,529	0.6
Chemicals	2,513,914	0.8
Commercial Banks	38,448,097	11.8
Commercial Services & Supply	4,110,968	1.3
Communication Equipment	4,071,879	1.3
Computers & Peripherals	4,116,739	1.3
Conductor Equipment & Products	26,122,009	8.0
Construction Materials	4,169,491	1.3
Diversified Financial Services	39,206,951	12.1
Diversified Telecommunication Services	13,803,556	4.2
Electrical Equipment	18,724,463	5.8
Electronic Equipment & Instrument	5,781,200	1.8
Energy Equipment & Services	4,880,993	1.5
Food & Staple Retailing	5,667,532	1.7
Food Products	5,166,186	1.6
Health Care Equipments & Supplies	6,251,017	1.9
Hotels/Restaurants & Leisure	1,656,542	0.5
Household Durables	10,877,568	3.3
Industrial Conglomerates	6,708,628	2.1
Insurance	9,573,112	3.0
Internet & Catalog Retail	7,548,766	2.3
Machinery	13,018,966	4.0
Marine	16,775,044	5.2
Metal & Mining	2,099,949	0.6
Multiline Retail	5,067,027	1.6
Office Electronics	6,634,786	2.0
Oil & Gas	18,955,484	5.8
Pharmaceuticals	7,650,504	2.4
Process Telecommunication Services	12,466,911	3.8
Real Estate	3,567,794	1.1
Specialty Retail	3,387,890	1.0
Water Utilities	2,655	0.0

Total Common Stocks	319,989,373	98.5
Investment for Collateral Pool for Securities on loan	6,889,838	2.1

Total Investments	326,879,211	100.6
Other Net Assets & Liabilities	(1,905,770)	(0.6)

Total Net Assets	$324,973,441	100.0%

(See Notes which are an integral part of the Financial Statements)

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 4.4%
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	$6,000,000	$6,304,493
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020	10,643,000	10,861,631

Total Asset-Backed Securities (identified cost $16,665,899)		17,166,124

Collateralized Mortgage Obligations -- 13.1%
Federal Home Loan Mortgage Corp., 1.240%, 9/24/2003, REMIC, (Series T-32-A1)(4)(5)	7,483,888	7,508,607
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC, (Series 1666H)	15,000,000	15,773,323
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC, (Series 1702-PK)	10,000,000	10,626,186
Federal National Mortgage Association, 1.370%, 1/25/2031, REMIC, (Series 2001-25-FA)(4)(5)	11,576,544	11,578,317
Salomon Brothers Mortgage Securities VII FRN, 1.430%, 9/15/2003, (Series 2003-CDC AC-A2)	5,000,000	5,000,000

Total Collateralized Mortgage Obligations (identified cost $47,227,290)		50,486,433

Corporate Bonds -- 2.7%
General Motors Acceptance Corp. FRN, 3.030%, 11/19/2003(2)(4)	4,000,000	4,002,400
HSB Group, Inc. FRN, 2.016%, 10/15/2003(4)	3,000,000	2,862,405
TXU Capital FRN, 2.464%, 10/1/2003(4)	5,000,000	3,743,120

Total Corporate Bonds (identified cost $11,909,300)		10,607,925

Mortgage Backed Securities -- 75.6%
Federal Home Loan Mortgage Corporation -- 16.4%
5.000%, 8/1/2014(2)	$9,301,020	$9,390,893
5.500%, 10/1/2018(6)	10,000,000	10,206,250
5.500%, 9/1/2033(6)	15,000,000	14,934,375
6.000%, 6/15/2011(2)	5,000,000	5,423,480
6.500%, 9/1/2016	1,594,318	1,672,898
6.500%, 2/1/2031(2)	4,321,740	4,478,605
6.500%, 8/1/2031(2)	10,021,214	10,381,480
7.000%, 11/1/2009	1,104,877	1,166,366
7.500%, 9/1/2013	415,643	445,577
7.500%, 4/1/2024	1,084,460	1,160,158
7.500%, 4/1/2027	678,116	723,735
8.000%, 8/1/2030	1,004,677	1,076,369
8.500%, 9/1/2024	476,073	517,564
9.000%, 6/1/2019	808,023	898,658
9.500%, 2/1/2025	723,622	808,680

		63,285,088

Federal National Mortgage Association -- 45.3%
5.000%, 10/1/2018(6)	23,000,000	23,086,250
5.000%, 10/1/2033(6)	10,000,000	9,678,120
5.500%, 10/1/2018(6)	13,000,000	13,280,306
5.500%, 10/1/2033(6)	25,000,000	24,898,450
6.000%, 9/1/2013(2)	4,503,783	4,678,839
6.000%, 10/1/2016(2)	2,655,661	2,752,902
6.000%, 3/1/2032	25,000,000	25,431,334
6.000%, 7/1/2033(2)	20,000,000	20,338,126
6.500%, 9/1/2016	2,173,877	2,287,766
6.500%, 9/1/2016(2)	3,753,696	3,950,351
6.500%, 8/1/2030(2)	19,823,109	20,548,048
6.500%, 12/1/2031(2)	1,552,964	1,607,878
7.000%, 12/1/2010	1,921,994	2,033,820
7.000%, 3/1/2029	1,756,673	1,854,752
7.000%, 7/1/2029(2)	4,405,801	4,651,787
7.000%, 2/1/2030(2)	3,462,509	3,655,828
7.500%, 12/1/2009(2)	3,615,334	3,861,705
7.500%, 10/1/2030	1,345,061	1,430,339
8.000%, 10/1/2028	3,508,730	3,801,167
8.000%, 4/1/2030	1,449,332	1,559,081

		175,386,849

Government National Mortgage Association -- 13.9%
6.000%, 10/1/2033(6)	15,000,000	15,318,750
6.500%, 12/15/2029	2,421,587	2,522,407
6.500%, 9/15/2032(2)	9,957,808	10,363,661
7.000%, 4/15/2029	2,756,441	2,917,876
7.000%, 5/15/2029	2,465,859	2,609,738
7.000%, 6/15/2029	2,270,044	2,402,498
7.000%, 8/15/2031	2,014,106	2,130,337
7.500%, 8/15/2025	891,916	955,544
7.500%, 8/15/2025(2)	3,086,204	3,301,304
7.500%, 12/15/2025	2,856,660	3,055,761
7.500%, 2/15/2027(2)	3,589,528	3,826,846
8.500%, 6/15/2010	1,117,407	1,222,470
9.000%, 11/15/2009	1,821,026	1,971,507
Mortgage Backed Securities (continued)
Government National Mortgage Association (continued)
9.000%, 1/15/2010	$550,583	$603,288
9.500%, 10/15/2024	346,013	384,810

		53,586,797

Total Mortgage Backed Securities (identified cost $287,295,061)		292,258,734

U.S. Treasury Notes -- 32.3%
1.500%, 2/28/2005(5)	20,000,000	19,975,800
1.625%, 1/31/2005(5)	30,000,000	30,038,700
1.750%, 12/31/2004(5)	10,000,000	10,036,720
1.875%, 9/30/2004(5)	15,000,000	15,096,690
2.125%, 10/31/2004(5)	30,000,000	30,269,550
4.250%, 8/15/2013	20,000,000	19,681,260

Total U.S. Treasury Notes (identified cost $125,262,305)		125,098,720

Total Investments in Securities -- 128.1% (identified cost $488,359,855)		495,617,936

Investment for Collateral Pool for Securities on Loan -- 28.4% (See Note 2 of the Financial Statements) (identified cost $109,946,649)		109,946,649

Repurchase Agreement -- 1.8%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $6,855,595 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030 (at amortized cost)	6,854,826	6,854,826

Total Investments -- 158.3% (identified cost $605,161,330)		612,419,411

Other Net Assets and Liabilities-Net -- (58.3)%		(225,507,603)

Total Net Assets -- 100%		$386,901,808

Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 5.3%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,332,372
Citibank Credit Card Master Trust I 1999-7, Class A, 6.650%, 11/15/2006	5,000,000	5,302,712
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.751%, 11/5/2008(4)(7)(8)	352,509	349,866
First USA Credit Card Master Trust 1998-9, Class A, 5.280%, 9/18/2006	7,750,000	7,875,742
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	461,881	463,530
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	7,000,000	7,355,242
J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	4,586,246	4,827,828
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029(7)(8)	1,845,870	1,063,364

Total Asset-Backed Securities (identified cost $33,061,048 )		33,570,656

Collateralized Mortgage Obligations -- 1.3%
Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2008(7)(8)	832,207	832,468
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030(7)(8)	6,000,000	6,120,537
Fannie Mae, (Series 1993-137), Class PH, 6.550%, 12/25/2021	161,904	161,826
Government National Mortgage Association, (Series 2000-12), Class AC, 7.500%, 11/16/2027	149,336	149,581
Prudential Home Mortgage Securities 1992-B, Class 2B, 6.764%, 9/28/2008(7)(8)	652,410	672,115

Total Collateralized Mortgage Obligations (identified cost $7,656,443)		7,936,527

Corporate Bonds & Notes -- 60.9%
Automotive & Related -- 6.2%
Ford Motor Credit Co., Note, 6.500%, 1/25/2007	$4,000,000	$4,142,704
Ford Motor Credit Co., Note, 6.700%, 7/16/2004	7,000,000	7,214,067
Ford Motor Credit Co., Note, 7.750%, 3/15/2005	5,000,000	5,301,275
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004	8,000,000	8,150,728
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	3,000,000	3,165,213
General Motors Acceptance Corp., 3.030%, 5/19/2005(2)	6,000,000	6,003,600
General Motors Corp., Note, 7.200%, 1/15/2011(2)	5,000,000	5,102,080

		39,079,667

Banks -- 5.6%
Bank of America Corp., Sub. Note, 4.750%, 8/15/2013(2)	5,000,000	4,806,520
Citigroup, Inc., Note, 3.500%, 2/1/2008	4,000,000	3,951,548
Citigroup, Inc., Note, 5.750%, 5/10/2006	5,000,000	5,376,710
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,711,102
UBS Preferred Funding Trust, Bond, 8.622%, 10/1/2010(4)	7,000,000	8,437,401
Washington Mutual, Inc., Note, 4.375%, 1/15/2008	5,000,000	5,061,670

		35,344,951

Beverages & Foods -- 4.0%
Anheuser-Busch Cos., Inc., Deb., 9.000%, 12/1/2009	5,000,000	6,281,785
General Mills, Inc., 3.875%, 11/30/2007	5,000,000	5,021,140
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,226,580
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,806,045
Miller Brewing Co., Note, 5.500%, 8/15/2013(7)(8)	3,000,000	3,003,288

		25,338,838

Broadcasting -- 0.8%
Clear Channel Communications, Inc., Note, 4.250%, 5/15/2009	5,000,000	4,862,820

Broker/Dealers -- 6.0%

Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,226,464
Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006	1,000,000	1,089,772
Corporate Bonds & Notes (continued)
Broker/Dealers (continued)
Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008	$5,000,000	$5,012,810
Merrill Lynch & Co., Inc., (Series MTN), 2.490%, 5/5/2006	9,000,000	8,936,658
Morgan Stanley Group, Inc., Note, 3.625%, 4/1/2008	1,000,000	983,517
Morgan Stanley Group, Inc., Note, 8.000%, 6/15/2010	5,000,000	5,901,200
Morgan Stanley, Note, 6.600%, 4/1/2012	7,000,000	7,614,033
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	6,000,000	6,076,392

		37,840,846

Building -- 0.3%
Pulte Corp., 6.250%, 2/15/2013	2,000,000	2,060,818

Chemicals -- 0.6%
Dow Chemical Co., Note, 5.250%, 5/14/2004	3,500,000	3,573,531

Construction Equipment -- 0.3%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,197,448

Consumer Cyclical -- 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,565,625

Domestic & International Oil -- 2.1%
Conoco, Inc., Sr. Note, 6.350%, 4/15/2009	6,000,000	6,646,002
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,510,065
PanCanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,337,860

		13,493,927

Electrical Equipment -- 1.2%
General Electric Co., Note, 5.000%, 2/1/2013	8,000,000	7,898,008

Financial Services -- 15.0%
Allstate Financial Global, Note, 7.125%, 9/26/2005(7)(8)	5,500,000	6,039,885
American Express Co., 3.750%, 11/20/2007	4,000,000	4,002,572
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007	5,000,000	5,140,540
Corporate Bonds & Notes (continued)
Financial Services (continued)
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	$2,500,000	$2,518,367
Core Investments, 4.727%, 11/30/2007	8,000,000	8,129,560
Credit Suisse, London, Sub. Note, 7.900%, 5/1/2007(4)(7)(8)	5,000,000	5,528,950
General Electric Capital Corp., Note, 6.800%, 11/1/2005	4,000,000	4,372,788
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,539,935
Household Finance Corp., 6.400%, 6/17/2008	4,000,000	4,372,660
Household Finance Corp., 7.000%, 5/15/2012	6,000,000	6,673,026
Household Finance Corp., Note, 4.750%, 7/15/2013	10,000,000	9,397,800
Household International BV, Company Guarantee, 6.200%, 12/1/2003	4,000,000	4,044,868
MBNA Global Capital Securities, Jr. Sub. Deb., 1.916%, 11/1/2003(4)	3,000,000	2,413,347
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	7,056,889
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008	4,000,000	3,990,784
SLM Corp., 5.625%, 4/10/2007	5,000,000	5,360,810
Wells Fargo Financial, Inc., 5.875%, 8/15/2008	10,000,000	10,966,950

		95,549,731

Household Product/ Wares -- 0.8%
Procter & Gamble Co., Unsub., 6.600%, 12/15/2004	5,000,000	5,312,200

Insurance -- 4.0%
AIG SunAmerica Global Financial, Bond, 5.850%, 8/1/2008(7)(8)	7,000,000	7,575,113
HSB Group, Inc., Company Guarantee, 2.016%, 10/15/2003(4)	4,000,000	3,816,540
John Hancock, Note, (Series B), 6.500%, 3/1/2011(7)(8)	3,500,000	3,815,213
Prudential Funding Corp., Note, 6.600%, 5/15/2008(7)(8)	5,000,000	5,536,040
Radian Group, Inc., Unsecd. Note, 5.625%, 2/15/2013(7)(8)	5,000,000	4,940,540

		25,683,446

Corporate Bonds & Notes (continued)
Leasing -- 0.3%
International Lease Finance Corp., 4.50%, 5/1/2008	$2,000,000	$2,024,654

Media -- 1.9%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,280,392
AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	3,267,045
Comcast Corp., Note, 5.500%, 3/15/2011	1,000,000	1,012,637
Comcast Corp., Note, 6.750%, 1/30/2011	3,000,000	3,264,549

		11,824,623

Publishing -- 0.4%
Reed Elsevier Capital, Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,720,602

REITS-Diversified -- 1.3%
EOP Operating LP, Note, 7.375%, 11/15/2003	4,000,000	4,045,188
Vornado Realty Trust, Note, 5.625%, 6/15/2007	4,000,000	4,166,252

		8,211,440

Services-Diversified Commercials -- 1.6%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,669,271
PHH Corp., 7.125%, 3/1/2013	6,000,000	6,396,342

		10,065,613

Telecommunications -- 3.5%
AT&T Wireless Services, Inc., Note, 8.125%, 5/1/2012	2,000,000	2,300,432
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,567,195
British Telecommunication PLC, Note, 8.375%, 12/15/2010	5,000,000	5,943,375
Verizon Global Funding, Note, 7.250%, 12/1/2010	3,000,000	3,404,787
Verizon Virginia, Inc., (Series A), Deb., 4.625%, 3/15/2013	5,000,000	4,734,150

		21,949,939

Transportation -- 2.5%
American Trans Air, Pass Thru Cert., 8.039%, 1/15/2016	4,484,899	4,491,305
Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2009	2,720,113	2,312,452
Corporate Bonds & Notes (continued)
Transportation (continued)
Delta Air Lines, Inc., Equipment Trust, (Series 1993-A2), 10.500%, 4/30/2016	$4,000,000	$3,004,020
Systems 2001 Asset Trust, Pass Thru Cert., 6.664%, 9/15/2013(7)(8)	5,632,407	6,147,744

		15,955,521

Utilities-Electric -- 1.3%
Pinnacle Partner, Sr. Note, 8.830%, 8/15/2004(7)(8)	3,000,000	3,157,500
TransAlta Corp., Note, 6.750%, 7/15/2012(2)	5,000,000	5,072,275

		8,229,775

Utilities-Natural Gas -- 0.8%
TXU Capital, 2.464%, 7/1/2028	7,000,000	5,240,368

Total Corporate Bonds & Notes (identified cost $376,882,306)		387,024,391

Government Agencies -- 4.2%
Federal Home Loan Bank -- 0.8%
Federal Home Loan Bank System, Bond, 5.430%, 11/17/2008	5,000,000	5,354,930
Federal National Mortgage Association -- 3.4%
5.500%, 2/15/2006(2)	10,000,000	10,717,910
7.000%, 7/15/2005	10,000,000	10,910,450

		21,628,360

Total Government Agencies (identified cost $25,910,438)		26,983,290

Mortgage Backed Securities -- 10.0%
Federal Home Loan Mortgage Corp. -- 0.5%
7.500%, 2/1/2031(2)	1,993,192	2,123,612
7.500%, 6/1/2031(2)	883,477	941,263

		3,064,875

Federal National Mortgage Association -- 8.7%
5.500%, 10/1/2018	20,000,000	20,431,240
5.500%, 10/1/2033	20,000,000	19,918,760
6.500%, 10/1/2031	6,432,173	6,659,622
7.000%, 12/1/2015(2)	2,918,577	3,103,970
7.635%, 8/1/2011	4,641,268	5,140,157

		55,253,749

Government National Mortgage Association -- 0.8%
7.000%, 3/15/2032	4,839,743	5,116,782

Total Mortgage Backed Securities (identified cost $62,741,579)		63,435,406

U.S. Treasury Securities -- 16.0%
U.S. Treasury Bond -- 2.5%
7.250%, 5/15/2004(2)	$15,000,000	$15,638,685

U.S. Treasury Notes -- 13.5%
1.625%, 3/31/2005(2)	30,000,000	29,994,150
1.625%, 4/30/2005(2)	20,000,000	19,974,220
3.625%, 5/15/2013	10,000,000	9,406,260
4.250%, 8/15/2013(2)	25,000,000	24,601,575
6.000%, 8/15/2004(2)	2,000,000	2,089,844

		86,066,049

Total U.S. Treasury Securities (identified cost $102,312,891)		101,704,734

Total Investment in Securities -- 97.7% (identified cost $608,564,705)		620,655,004

Investment for Collateral Pool for Securities on Loan --16.4% (See Note 2 of the Financial Statements) (identified cost $104,131,766)		104,131,766

Repurchase Agreement -- 8.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $50,522,739 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2008 (at amortized cost)	50,517,070	50,517,070

Total Investments -- 122.1% (identified cost $763,213,541)		775,303,840

Other Net Assets and Liabilities-Net -- (22.1)%		(140,236,712)

Total Net Assets -- 100%		$635,067,128

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 13.6%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.940%, 2/25/2007	$1,250,000	$1,249,831
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	1,400,000	1,386,646
Citibank Credit Card Master Trust I 1998-9, Class A, 5.300%, 1/9/2006	1,220,000	1,238,381
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	1,275,000	1,267,565
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.750%, 9/5/2003(4)(7)(8)	114,214	113,357
First Franklin Mortgage Loan Asset Backed Certificates 2002-FF1, Class 1A2, 3.790%, 9/1/2003(4)	1,254,930	1,283,159
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	53,446	53,637
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,152,246
Honda Auto Receivables Owner Trust 2001-3, Class A4, 3.960%, 2/19/2007	1,300,000	1,330,320
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.920%, 11/20/2006	1,250,000	1,251,940
Household Automotive Trust 2002-3, Class A3A, 2.750%, 6/18/2007	1,100,000	1,115,268
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	1,100,000	1,089,778
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	1,425,000	1,409,021
Asset-Backed Securities (continued)
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	$2,000,000	$2,001,307
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029(7)(8)	750,654	432,435
Residential Asset Mortgage Products, Inc. 2002-RS5, Class AI3, 3.717%, 7/25/2027	1,100,000	1,118,793
Residential Asset Mortgage Products, Inc. 2002-RZ3, Class A3, 3.710%, 2/25/2029	1,300,000	1,324,383

Total Asset-Backed Securities (identified cost $20,918,139)		20,818,067

Collateralized Mortgage Obligations -- 5.4%
Federal Home Loan Mortgage Corporation -- 0.3%
5.500%, 5/15/2011, Series 2368, Class OC	461,038	462,917

Federal National Mortgage Association -- 0.1%
6.550%, 12/25/2021, Series 1993-137, Class PH	56,204	56,177

Government National Mortgage Association -- 1.3%
3.206%, 4/16/2018, Series 2003-72, Class A	2,000,000	1,980,000
7.500%, 11/16/2027, Series 2000-12, Class AC	69,621	69,735

		2,049,735

Other Financial -- 3.7%
Capital Asset Research Funding 1997-A, Class A 144A, 6.400%, 12/15/2004(7)(8)	331,790	331,790
Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2008(7)(8)	539,270	539,439
Washington Mutual 2003-AR4, Class A3, 2.880%, 9/1/2003(4)	1,200,000	1,196,892
Washington Mutual 2003-AR5, Class A4, 3.640%, 9/1/2003(4)	2,200,000	2,199,780
Washington Mutual Mortgage Securities Corp. 2001-9, Class A6, 4.816%, 9/1/2003(4)	1,350,000	1,369,006

		5,636,907

Total Collateralized Mortgage Obligations (identified cost $8,255,342)		8,205,736

Mortgage Backed Pass-Through Securities -- 3.2%
Federal Home Loan Mortgage Corporation -- 0.3%
9.000%, 7/1/2014	$98,835	$107,587
11.000%, 8/1/2019	282,145	314,916

		422,503

Federal National Mortgage Association -- 2.7%
7.000%, 12/1/2015	788,220	838,289
7.500%, 9/1/2015	864,575	924,011
8.000%, 8/1/2007	8,993	9,039
8.000%, 5/1/2008	239,939	254,143
9.000%, 7/1/2009	147,845	161,677
9.500%, 12/1/2024	169,703	189,435
9.500%, 1/1/2025	379,331	423,437
9.500%, 1/1/2025	233,421	260,510
9.500%, 1/1/2025	203,017	226,622
10.000%, 7/1/2020	141,533	158,542
10.500%, 1/1/2022	170,654	192,723
11.000%, 12/1/2015	475,189	536,762

		4,175,190

Government National Mortgage Association -- 0.2%
9.000%, 12/15/2019	214,986	238,815

Total Mortgage Backed Pass-Through Securities (identified cost $4,694,371)		4,836,508

Corporate Bonds & Notes -- 48.0%
Airlines -- 0.2%
Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004(7)	401,387	321,898

Automotive & Related -- 0.8%
DaimlerChrysler North America Holding Corp., 3.400%, 12/15/2004	1,200,000	1,210,013

Banks -- 2.3%
Bank of New York Co., Inc., Sr. Note, 2.200%, 5/12/2006	1,100,000	1,090,901
J.P. Morgan Chase & Co., Note, 4.000%, 2/1/2008	1,200,000	1,205,442
NationsBank Corp., 6.125%, 7/15/2004	1,220,000	1,268,954

		3,565,297

Beverages & Foods -- 0.8%
General Mills, Inc., 7.468%, 10/15/2004	1,100,000	1,161,937

Broadcasting -- 0.9%
Clear Channel Communications, Inc., Sr. Note, 7.250%, 9/15/2003	1,350,000	1,352,249

Broker/Dealers -- 4.7%
Bear, Stearns and Co., Note, 7.330%, 10/28/2004	1,250,000	1,330,837
Corporate Bonds & Notes (continued)
Broker/Dealers (continued)
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	$1,220,000	$1,317,496
Goldman Sachs Group, Inc., Bond, 7.625%, 8/17/2005	810,000	892,857
Merrill Lynch & Co., Inc., Note, 2.490%, 5/5/2006	1,500,000	1,489,443
Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	810,000	817,344
Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	450,000	492,375
Morgan Stanley, Unsub., 6.100%, 4/15/2006	810,000	875,400

		7,215,752

Chemicals -- 1.1%
Dow Chemical Co., Note, 5.250%, 5/14/2004	1,620,000	1,654,035

Computer Services -- 1.0%
International Business Machines Corp., Unsecd. Note, 2.375%, 11/1/2006	1,500,000	1,480,422

Construction Equipment -- 0.8%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,284,393

Domestic & International Oil -- 0.7%
Occidental Petroleum Corp., 6.500%, 4/1/2005	970,000	1,034,096

Electric -- 4.0%
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,125,675
Dominion Resources, Inc., Note, 2.800%, 2/15/2005	1,350,000	1,355,538
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,808,752
TXU Capital, 2.464%, 10/1/2003(4)	2,430,000	1,819,156

		6,109,121

Energy -- 0.8%
Anadarko Petroleum Corp., Note, 5.375%, 3/1/2007	1,200,000	1,285,936

Entertainment -- 1.5%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	810,000	866,779
Walt Disney Co., 7.300%, 2/8/2005	1,310,000	1,405,874

		2,272,653

Corporate Bonds & Notes (continued)
Financial Services -- 4.3%
Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005(7)(8)	$750,000	$823,621
Boeing Capital Corp., Sr. Note, 7.100%, 9/27/2005	610,000	662,839
Cendant Corp., Unsecd. Note, 6.875%, 8/15/2006	1,550,000	1,686,087
EOP Operating LP, Sr. Note, 6.500%, 1/15/2004	1,300,000	1,322,535
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,268,005
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	810,000	820,313

		6,583,400

Forest Products & Paper -- 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	533,238

Healthcare -- 1.1%
Abbott Laboratories, Note, 5.125%, 7/1/2004	1,620,000	1,669,587

Industrial Services -- 2.5%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,923,732
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	420,762
WMX Technologies, Inc., Note, 8.000%, 4/30/2004	1,350,000	1,400,468

		3,744,962

Insurance -- 0.8%
MGIC Investment Corp., Sr. Note, 7.500%, 10/15/2005	1,095,000	1,191,877

Leasing -- 2.2%
General Electric Capital Corp., Note, 5.000%, 6/15/2007	1,000,000	1,052,096
General Electric Capital Corp., Note, 5.350%, 3/30/2006	1,000,000	1,067,447
General Electric Capital Corp., Note, 5.375%, 4/23/2004(2)	1,210,000	1,241,367

		3,360,910

Media -- 0.7%
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	999,137

Metals -- 0.4%
Alcoa, Inc., Note, 5.875%, 6/1/2006	620,000	670,643

Corporate Bonds & Notes (continued)
Other Financial -- 3.3%
American Express Co., 3.750%, 11/20/2007	$1,000,000	$1,000,643
Core Investments, 4.727%, 11/30/2007	1,700,000	1,727,532
HSB Group, Inc., Company Guarantee, 2.016%, 10/15/2003(4)	2,430,000	2,318,548

		5,046,723

Papers -- 0.7%
Weyerhaeuser Co., Note, 5.500%, 3/15/2005	1,010,000	1,057,014

Personal Credit -- 5.7%
American General Finance Corp., Note, Series G, 4.500%, 11/15/2007	1,100,000	1,130,919
Ford Motor Credit Co., Note, 6.125%, 1/9/2006	1,100,000	1,139,260
Ford Motor Credit Co., Note, 7.600%, 8/1/2005	780,000	831,344
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004(2)	1,620,000	1,650,522
General Motors Acceptance Corp., Note, 4.500%, 7/15/2006(2)	2,600,000	2,606,874
Household Finance Corp., Note, 8.000%, 5/9/2005	1,200,000	1,313,614

		8,672,533

Railroad -- 0.7%
Union Pacific Corp., Note, 5.840%, 5/25/2004	1,000,000	1,027,459

Real Estate -- 1.0%
ERP Operating LP, Note, 6.630%, 4/13/2015	1,400,000	1,483,950

Retail -- 0.7%
Safeway, Inc., Note, 7.250%, 9/15/2004	1,030,000	1,085,052

Short-Term Business Credit -- 0.9%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,308,924

Telecommunications -- 2.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	634,660
France Telecommunications, Note, 8.700%, 3/1/2006	570,000	633,924
Tele-Communications, Inc., Note, 8.350%, 2/15/2005	1,350,000	1,425,695
Verizon Global Funding, Note, 6.750%, 12/1/2005(2)	810,000	887,175

		3,581,454

Corporate Bonds & Notes (continued)
Utilities -- 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	$1,200,000	$1,209,752

Total Corporate Bonds & Notes (identified cost $72,467,126)		73,174,417

Government Agencies -- 23.5%
Federal Home Loan Bank -- 3.4%
Federal Home Loan Bank System, Bond, 4.125%, 1/14/2005(2)	5,000,000	5,167,045

Federal Home Loan Mortgage Corporation -- 10.8%
Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	2,000,000	2,113,860
Federal Home Loan Mortgage Corp., Note, 5.250%, 2/15/2004(2)	5,000,000	5,092,290
Federal Home Loan Mortgage Corp., Unsecd. Note, 3.250%, 11/15/2004	3,000,000	3,063,837
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.250%, 6/15/2005(2)	6,000,000	6,233,964

		16,503,951

Federal National Mortgage Association -- 9.3%
Federal National Mortgage Association, Note, 2.500%, 6/15/2008	1,000,000	947,434
Federal National Mortgage Association, Note, 4.250%, 7/15/2007(2)	4,500,000	4,647,425
Federal National Mortgage Association, Note, 4.375%, 10/15/2006	2,000,000	2,088,172
Federal National Mortgage Association, Note, 5.500%, 2/15/2006(2)	5,000,000	5,358,955
Federal National Mortgage Association, Note, 6.625%, 10/15/2007	1,000,000	1,120,745

		14,162,731

Total Government Agencies (identified cost $35,546,609)		35,833,727

Total Investments in Securities -- 93.7% (identified cost $141,881,587)		142,868,455

Investment for Collateral Pool for Securities on Loan -- 21.7% (See Note 2 of the Financial Statements) (identified cost $33,084,380)		33,084,380

Repurchase Agreement -- 5.7%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $8,784,385 on 9/2/2003, collateralized by a U.S. Government Agency Obligation maturing 7/15/2005 (at amortized cost)	$8,783,399	$8,783,399

Total Investments -- 121.1% (identified cost $183,749,366)		184,736,234

Other Net Assets and Liabilities-Net -- (21.1)%		(32,227,957)

Total Net Assets -- 100%		$152,508,277

Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit -- 3.2%
Banks -- 2.4%
Toronto Dominion Bank, 1.330%, 8/23/2004	$30,000,000	$30,002,935
Washington Mutual, Inc., 1.110%, 11/12/2003	50,000,000	50,000,000

		80,002,935

Foreign Banks -- 0.8%
UBS Stamford, 1.245%, 3/17/2004	25,000,000	25,000,000

Total Certificates of Deposit		105,002,935

Commercial Paper -- 17.0%(11)
Asset-Backed -- 9.0%
Concord Minutemen, 1.070%, 9/10/2003(7)(8)	75,000,000	74,979,938
Liquid Funding Ltd., 1.060%, 9/10/2003(7)(8)	20,000,000	19,994,700
Mortgage Interest Networking Trust A1+/P1, 1.030% - 1.070%, 10/20/2003 - 11/4/2003	75,000,000	74,869,840
Tannehill Capital Co., 1.050%, 10/21/2003(7)(8)	50,000,000	49,927,083
World Omni Vehicle Leasing, Inc., 1.090% - 1.100%, 9/16/2003 - 10/10/2003(7)(8)	74,531,000	74,482,107

		294,253,668

Diversified -- 1.5%
Crown Point Capital Co., .990% - 1.010%, 9/10/2003 - 9/16/2003(7)(8)	49,244,000	49,230,079

Commercial Paper (continued)
Foreign Banks -- 3.0%
Depfa-Bank, 1.045%, 10/21/2003(7)(8)	$50,000,000	$49,927,431
Spintab-Swedmortgage AB, 1.040%, 10/29/2003	50,000,000	49,916,222

		99,843,653

Mining -- 1.2%
Rio Tinto Ltd., 1.040%, 10/24/2003(7)(8)	40,636,000	40,573,782

Telecommunications -- 2.3%
Verizon Global Funding, 1.178%, 7/13/2004(7)(8)	75,000,000	75,000,000

Total Commercial Paper		558,901,182

Corporate Bonds -- 7.3%
Automotive -- 1.3%
BMW US Capital LLC, 4.071%, 6/7/2004(7)(8)	40,000,000	40,888,615

Banks -- 0.4%
Wells Fargo & Co., 6.625%, 7/15/2004	11,915,000	12,489,956

Beverages & Foods -- 0.9%
McDonald's Corp., 4.604%, 3/7/2004(7)(8)	30,000,000	30,497,892

Broker/Dealers -- 0.9%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	10,170,000	10,485,115
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	18,750,000	19,540,967

		30,026,082

Healthcare -- 0.8%
Merck & Co., Inc., 144A, 4.489%, 2/22/2004(7)(8)	25,000,000	25,382,848

Insurance -- 0.7%
AIG SunAmerica Global Financial, 5.200%, 5/10/2004(7)(8)	23,815,000	24,459,316

Telecommunications -- 2.3%
SBC Communications, Inc., 4.180%, 6/5/2004(7)(8)	75,000,000	76,675,406

Total Corporate Bonds		240,420,115

Government Agencies -- 1.7%
Federal Home Loan Mortgage Corporation -- 1.1%
Federal Home Loan Mortgage Corp., 1.400%, 8/11/2004	35,000,000	35,000,000
Federal National Mortgage Association -- 0.6%
Federal National Mortgage Association, 6.500%, 8/15/2004	20,000,000	20,977,619

Total Government Agencies		55,977,619

Variable-Rate Notes -- 60.2%(4)
Automotive -- 0.4%
Johnson Controls, Inc., 1.730%, 11/13/2003	$12,314,000	$12,328,622

Banks -- 5.9%
American Express Centurion Bank, DE, 1.090%, 9/14/2003	75,000,000	75,000,000
Bank One, Illinois N.A., 1.168%, 9/17/2003	28,500,000	28,501,417
First USA Bank, 1.240%, 11/28/2003	12,100,000	12,112,614
First USA Bank, 1.260%, 11/14/2003	25,000,000	25,029,919
SMM Trust, (Series 2002-H), 144A, 1.058%, 9/23/2003(7)(8)	40,000,000	40,000,000
SMM Trust, (Series 2002-M), 144A, 1.149%, 9/15/2003(7)(8)	15,000,000	15,000,000

		195,643,950

Broker/Dealers -- 12.9%
Bank of America, 1.300%, 9/2/2003	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.196%, 9/25/2003	50,000,000	50,082,072
EMC Mortgage Corp. (Fully guaranteed by Bear Stearns Cos., Inc.) 1.349%, 9/5/2003	75,000,000	75,000,000
Goldman Sachs Group, Inc., 1.140%, 9/15/2003(7)(8)	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.310%, 10/9/2003	15,000,000	15,012,444
J.P. Morgan & Co., Inc., 1.111%, 9/1/2003(7)(8)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.235%, 9/11/2003	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.430%, 11/21/2003	39,000,000	39,094,698
Morgan Stanley Group, Inc., 1.450%, 11/11/2003	50,000,000	50,064,242
Wachovia Securities LLC, Master Note, 1.290%, 9/1/2003	50,000,000	50,000,000

		424,253,456

Construction Equipment -- 2.3%
Caterpillar Financial Services Corp., 1.210%, 10/9/2003	75,000,000	75,000,000

Diversified Manufacturing -- 2.3%
Cargill, Inc., 144A, 1.120%, 10/14/2003(7)(8)	75,000,000	75,000,000

Variable-Rate Notes (continued)(4)
Foreign Banks -- 8.1%
BNP Paribas NY, 1.030%, 9/5/2003	$75,000,000	$74,987,686
Bank of Montreal, 1.130%, 9/18/2003	25,000,000	25,007,799
HBOS Treasury Services PLC, 1.120%, 11/20/2003(7)(8)	30,000,000	30,000,000
HBOS Treasury Services PLC, 1.150%, 11/14/2003	40,000,000	40,013,145
Northern Rock PLC, 1.103%, 10/16/2003(7)(8)	25,000,000	25,000,000
Northern Rock PLC, 1.130%, 11/19/2003(7)(8)	50,000,000	50,000,000
Royal Bank of Canada, London, 1.130%, 11/26/2003	20,000,000	20,004,481

		265,013,111

Insurance -- 13.1%
AIG SunAmerica Institutional Funding II, 1.118%, 9/23/2003	45,000,000	45,014,670
GE Life and Annuity Assurance Co., 1.180%, 10/21/2003(7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.100%, 11/3/2003	40,000,000	40,000,000
John Hancock, Global Funding II, 1.269%, 9/15/2003(7)(8)	35,000,000	35,001,938
Metropolitan Life Insurance Co., 1.270%, 9/2/2003	50,000,000	50,000,000
Monumental Life Insurance Co., 1.170%, 10/1/2003(7)	10,000,000	10,000,000
Monumental Life Insurance Co., 1.184%, 10/1/2003(7)	25,000,000	25,000,000
Monumental Life Insurance Co., 1.300%, 9/1/2003(7)	40,000,000	40,000,000
Pacific Life Funding LLC, 1.260%, 11/28/2003(7)(8)	25,000,000	24,992,186
Prudential Funding Corp., 1.450%, 9/15/2003(7)(8)	37,000,000	37,091,507
Travelers Insurance Co., 1.176%, 11/1/2003(7)	50,000,000	50,000,000

		432,100,301

Leasing -- 2.3%
Paccar Financial Corp., 1.180%, 11/17/2003	45,000,000	45,008,475
Paccar Financial Corp., 1.210%, 11/17/2003	30,000,000	30,004,887

		75,013,362

Variable-Rate Notes (continued)(4)
Personal Credit -- 9.8%
American General Finance Corp., 1.330%, 10/14/2003	$75,000,000	$75,068,801
American Honda Finance Corp., 1.080%, 10/22/2003(7)(8)	50,000,000	50,000,000
Associates Corp. of North America, 1.079%, 9/26/2003	50,000,000	50,000,000
USA Education, Inc., 1.399%, 9/16/2003	73,000,000	73,183,109
VW Credit, Inc., 1.290%, 10/22/2003(7)(8)	75,000,000	75,060,833

		323,312,743

Securities -- 0.8%
Liquid Funding Ltd., 1.120%, 11/27/2003(7)(8)	25,000,000	25,000,000

Telecommunications -- 2.3%
BellSouth Telecommunications, Inc., 1.320%, 9/4/2003	75,000,000	75,000,000

Total Variable-Rate Notes		1,977,665,545

Repurchase Agreements -- 10.4%
Agreement with Deutsche Bank Alex Brown, Inc., 1.185%, dated 8/29/2003, to be repurchased at $115,015,142 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 9/30/2053	115,000,000	115,000,000

Repurchase Agreements (continued)
Agreement with First Union Securities, Inc., 1.190%, dated 8/29/2003, to be repurchased at $95,012,561 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 5/15/2033	$95,000,000	$95,000,000
Agreement with Morgan Stanley & Co., Inc., 1.185%, dated 8/29/2003, to be repurchased at $75,009,875 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 6/1/2013	75,000,000	75,000,000
Agreement with State Street Bank and Trust Co., 0.980%, dated 8/29/2003, to be repurchased at $56,832,078 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2004	56,825,890	56,825,890

Total Repurchase Agreements		341,825,890

Total Investments -- 99.8% (at amortized cost)		3,279,793,286

Other Net Assets and Liabilities-Net -- 0.2%		4,935,104

Total Net Assets -- 100%		$3,284,728,390

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Notes to Portfolio of Investments

Note: The categories of investments are shown as a percentage of total net assets for each Fund at August 31, 2003.

(1) Non-income producing.

(2) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(3) Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4) Current rate and next demand date shown.

(5) Securities held as collateral for dollar roll transactions.

(6) All or a portion of these securities are subject to dollar roll transactions.

(7) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2003, these securities amounted to:

	Amount	% of Total Net Assets
Intermediate Bond Fund	$54,782,623	8.6%
Short-Term Income Fund	2,562,540	1.7
Money Market Fund	1,364,165,661	41.5

(8) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(9) Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:
ADR	--American Depository Receipt
FRN	--Floating Rate Note
GDR	--Global Depository Receipt
REMIC	--Real Estate Mortgage Investment Conduit

Marshall	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 315,237,901	$ 32,641,164	$ 48,946,321	$ 16,305,157	$ 349,231,903
Large-Cap Growth & Income Fund	216,283,224	59,290,418	60,022,375	731,957	260,634,822
Mid-Cap Value Fund	260,776,543	39,801,002	44,884,645	5,083,643	272,736,747
Mid-Cap Growth Fund	274,762,466	30,808,570	33,716,289	2,907,719	240,644,225
Small-Cap Growth Fund	103,468,538	14,670,685	15,464,366	793,681	93,889,584
International Stock Fund	287,053,531	39,825,680	41,407,258	1,581,578	324,973,441
Government Income Fund	605,240,238	7,179,173	9,006,072	1,826,899	386,901,808
Intermediate Bond Fund	765,648,817	9,655,023	17,864,743	8,209,720	635,067,128
Short-Term Income Fund	184,553,426	182,808	2,040,517	1,857,709	152,508,277
Money Market Fund	3,279,793,286*	--	--	--	3,284,728,390

* at amortized cost

August 31, 2003

Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund

Assets:
Investments in securities, at value	$342,355,465		$272,215,927	(1)	$287,503,647	(1)	$295,878,955	(1)
Investments in repurchase agreements	5,523,600		3,357,715		13,073,898		9,692,081
Cash	48,731		26,259		27,533		9,998
Cash denominated in foreign currencies (identified cost, $10,305,911)	--		--		--		--
Income receivable	981,709		315,980		349,529		81,616
Receivable for investments sold	1,170		1,017,468		4,786,597		992,233
Receivable for capital stock sold	1,554,310		103,367		156,781		88,215
Receivable for daily variation margin	--		--		--		78,750
Prepaid expenses	7,340		--		642		4,068

Total assets	350,472,325		277,036,716		305,898,627		306,825,916

Liabilities:
Payable for capital stock redeemed	107,605		43,792		213,776		167,820
Payable to bank	--		--		--		--
Payable for investments purchased	615,810		1,203,979		6,634,687		1,755,159
Payable on collateral due to broker	--		14,869,200		26,017,170		63,985,440
Options written, at value (premium received $157,852)	147,300		--		--		--
Payable for income distribution	--		--		--		--
Payable for dollar roll transactions	--		--		--		--
Payable for investment adviser fee (Note 6)	220,001		162,831		168,912		147,325
Payable for shareholder services fees (Note 6)	72,151		53,000		55,198		48,355
Payable for administrative fees (Note 6)	28,928		21,687		22,458		19,643
Payable for portfolio accounting fees (Note 6)	7,720		6,486		5,433		5,897
Payable for transfer and dividend disbursing agent fees (Note 6)	28,204		27,756		32,323		43,109
Payable for custodian fees (Note 6)	5,056		4,294		4,375		3,928
Payable for distribution services fees (Note 6)	7,647		6,758		7,548		5,015
Net payable for foreign currency exchange contracts	--		--		--		--
Accrued expenses	--		2,111		--		--

Total liabilities	1,240,422		16,401,894		33,161,880		66,181,691

Total Net Assets	$349,231,903		$260,634,822		$272,736,747		$240,644,225

Net Assets Consist of:
Paid-in-capital	$324,676,500		$262,883,959		$225,593,780		$299,506,389
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	37,675,428		62,739,341		40,170,010		34,766,183
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(14,756,027)		(65,464,148)		6,800,655		(93,628,347)
Undistributed net investment income (distributions in excess of net investment income)	1,636,002		475,670		172,302		--

Total Net Assets	$349,231,903		$260,634,822		$272,736,747		$240,644,225

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$12.58		$11.32		$12.51		$11.57
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$12.58		$11.32		$12.51		$11.57
Offering Price Per Share	$13.35	(3)	$12.01	(3)	$13.27	(3)	$12.28	(3)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	--		--		--		--
Net Assets:
Investor Class of Shares	$343,475,251		$254,285,613		$267,308,514		$236,980,895
Advisor Class of Shares	5,756,652		6,349,209		5,428,233		3,663,330
Institutional Class of Shares	--		--		--		--

Total Net Assets	$349,231,903		$260,634,822		$272,736,747		$240,644,225

Shares Outstanding:
Investor Class of Shares	27,303,467		22,458,112		21,359,220		20,484,380
Advisor Class of Shares	457,614		560,767		433,747		316,654
Institutional Class of Shares	--		--		--		--

Total Shares Outstanding	27,761,081		23,018,879		21,792,967		20,801,034

Investments, at identified cost	$310,214,189		$212,834,301		$260,407,535		$271,396,003

(1) Including $14,590,078, $24,643,647, $62,231,811, $22,000,585, $6,614,617, $107,934,848, $102,056,555, and $32,446,335, respectively, of securities loaned.

(2) Reflects an accumulated net operating loss.

(3) Computation of offering price per share 100/94.25 of net asset value.

(4) Computation of offering price per share 100/95.25 of net asset value.

(5) Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund

$112,535,717(1)	$ 326,879,211(1)	$ 605,564,585(1)	$ 724,786,770(1)	$ 175,952,835(1)	$2,937,967,396
5,603,506	--	6,854,826	50,517,070	8,783,399	341,825,890
20,262	--	25,569	33,158	8,837	274,903
--	10,302,229	--	--	--	--
68,572	741,842	1,980,785	7,031,569	1,390,403	7,197,709
3,498,059	2,995,788	--	--	--	--
73,787	458,738	219,777	15,812	1,347	37,084,412
--	--	--	--	--	--
--	--	--	--	--	155,590

121,799,903	341,377,808	614,645,542	782,384,379	186,136,821	3,324,505,900

221,595	66,549	153,599	1,415,630	155,016	36,960,189
--	487,610	--	--	--	--
4,707,582	8,514,592	61,370,228	40,361,910	--	--
22,836,892	6,889,838	109,946,649	104,131,766	33,084,380	--
--	--	--	--	--	--
--	--	400,581	999,280	308,921	1,650,326
--	--	55,577,983	--	--	--
76,430	261,520	212,730	292,261	33,588	335,841
18,348	41,914	8,163	10,898	2,479	430,066
7,643	26,471	32,152	50,730	12,918	118,611
4,970	9,150	9,539	11,485	5,556	20,002
29,063	44,693	19,379	24,058	17,965	54,686
1,529	29,477	5,395	7,535	2,583	30,110
4,502	11,623	5,532	8,059	2,144	177,679
--	736	--	--	--	--
1,765	20,194	1,804	3,639	2,994	--

27,910,319	16,404,367	227,743,734	147,317,251	33,628,544	39,777,510

$ 93,889,584	$ 324,973,441	$ 386,901,808	$ 635,067,128	$ 152,508,277	$ 3,284,728,390

$ 98,137,782	$ 416,802,532	$ 383,907,101	$ 643,916,626	$ 159,372,211	$ 3,285,278,776
15,227,716	41,434,006	7,258,081	12,090,299	986,868	--
(19,475,601)	(134,131,327)	(4,303,513)	(20,940,520)	(7,875,038)	(541,150)
(313)(2)	868,230	40,139	723	24,236	(9,236)

$93,889,584	$324,973,441	$386,901,808	$635,067,128	$152,508,277	$3,284,728,390

$11.83	$10.02	$9.60	$9.47	$9.32	$1.00

$11.83	$10.01	$9.60	$9.47	$9.32	$1.00
$12.55(3)	$10.62(3)	$10.08(4)	$9.94(4)	$ 9.51(5)	--

--	$ 10.11	--	--	--	$ 1.00

$ 90,126,366	$ 204,477,478	$ 382,286,776	$ 629,663,708	$ 150,301,682	$ 1,889,427,449
3,763,218	3,734,543	4,615,032	5,403,420	2,206,595	93,059,069
--	116,761,420	--	--	--	1,302,241,872

$ 93,889,584	$ 324,973,441	$ 386,901,808	$ 635,067,128	$ 152,508,277	$ 3,284,728,390

7,617,239	20,408,586	39,826,192	66,468,687	16,131,115	1,889,771,624
318,058	373,015	480,784	570,445	236,820	93,096,617
--	11,549,390	--	--	--	1,302,410,535

7,935,297	32,330,991	40,306,976	67,039,132	16,367,935	3,285,278,776

$ 102,911,507	$ 285,423,874	$ 605,161,330	$ 763,213,541	$ 183,749,366	$ 3,279,793,286

Year Ended August 31, 2003

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund

Investment Income:
Interest income	$126,511(1)	$107,699(1)	$181,818(1)	$345,142(1)
Dividend income	10,658,031(3)	4,014,626(3)	2,897,380(3)	683,590(3)

Total income	10,784,542	4,122,325	3,079,198	1,028,732

Expenses:
Investment adviser fee (Note 6)	2,478,700	1,862,454	1,649,924	1,555,284
Shareholder services fees (Note 6)--
Investor Class of Shares	814,942	608,211	539,427	511,321
Advisor Class of Shares	11,292	12,607	10,548	7,107
Administrative fees (Note 6)	326,469	248,138	219,889	207,371
Portfolio accounting fees (Note 6)	93,505	78,301	71,297	69,819
Transfer and dividend disbursing agent fees (Note 6)	181,050	220,561	171,740	177,872
Custodian fees (Note 6)	58,049	49,288	43,796	41,474
Registration fees	26,780	26,855	26,890	25,371
Auditing fees	14,800	14,800	14,800	14,800
Legal fees	4,144	3,800	3,950	4,000
Printing and postage	19,868	35,100	20,592	18,999
Directors' fees	7,273	7,273	7,273	7,273
Insurance premiums	9,455	8,310	6,941	7,060
Distribution services fees (Note 6)--
Advisor Class of Shares	11,292	12,607	10,548	7,107
Miscellaneous	8,768	7,714	6,002	6,385

Total expenses	4,066,387	3,196,019	2,803,617	2,661,243

Deduct (Note 6)--
Waiver of investment adviser fee	--	--	--	--
Waiver of shareholder services fees--
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	(11,292)	(12,607)	(10,548)	(7,107)

Total Waivers	(11,292)	(12,607)	(10,548)	(7,107)

Net expenses	4,055,095	3,183,412	2,793,069	2,654,136

Net investment income (net operating loss)	6,729,447	938,913	286,129	(1,625,404)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions and options (identified cost basis)	(7,873,644)	(20,885,046)	9,355,246	(18,818,630)
Net realized gain (loss) on futures contract (identified cost basis)	(932,970)	--	--	633,000
Net realized gain (loss) on foreign currency contracts (identified cost basis)	--	--	276	--
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	19,769,533	35,361,461	29,687,566	66,450,576

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	10,962,919	14,476,415	39,043,088	48,264,946

Change in net assets resulting from operations	$17,692,366	$15,415,328	$39,329,217	$46,639,542

(1) Including income on securities loaned of $22,291, $35,162, $51,211, $69,237, $19,196, $99,346, $64,923, and $103,874, respectively.

(2) Net of dollar roll expense of $1,298,039.

(3) Net of foreign taxes withheld of $2,074, $5,586, $1,132, $2,733, $4,348, and $784,404, respectively.

(4) Net of foreign taxes withheld of $9,566.

(See Notes which are an integral part of the Financial Statements)

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund

$ 93,370(1)	$ 135,804(1)	$ 15,931,732(1)(2)	$ 32,288,083(1)	$ 5,374,564	$ 47,428,865
614,519(3)	6,162,364(3)	--	--	--	--

707,889	6,298,168	15,931,732	32,288,083	5,374,564	47,428,865

789,737	2,880,327	2,864,544	3,857,879	795,059	4,801,790

190,646	461,213	944,003	1,595,262	327,687	4,989,384
6,788	9,472	10,845	12,188	3,588	262,347
78,974	286,128	375,342	601,884	132,510	1,377,739
57,732	112,626	100,288	123,611	63,207	250,514
141,885	220,534	144,726	123,741	103,888	326,411
15,795	159,746	63,194	89,298	26,502	345,119
22,304	39,339	27,891	28,543	27,274	64,230
14,801	14,800	14,800	14,800	14,800	14,800
4,000	5,145	5,351	4,083	3,355	4,423
16,300	38,000	11,551	16,649	11,258	72,363
7,273	7,273	7,273	7,273	7,273	7,273
4,745	8,847	10,462	15,287	5,463	58,083

6,788	9,472	10,845	12,188	3,588	314,816
3,715	8,363	10,503	16,154	4,501	40,000

1,361,483	4,261,285	4,601,618	6,518,840	1,529,953	12,929,292

--	(70,000)	(381,939)	(385,788)	(450,534)	(960,358)

--	--	(868,482)	(1,467,641)	(301,472)	--
(6,788)	(9,472)	(10,845)	(12,188)	(3,588)	--

(6,788)	(79,472)	(1,261,266)	(1,865,617)	(755,594)	(960,358)

1,354,695	4,181,813	3,340,352	4,653,223	774,359	11,968,934

(646,806)	2,116,355	12,591,380	27,634,860	4,600,205	35,459,931

8,187,608	(29,827,293)(4)	5,885,147	8,959,894	(1,504,691)	(388,321)
456,095	--	--	--	--	--
(313)	(446,168)	--	--	--	--
16,812,599	52,382,865	(9,465,714)	(4,490,754)	687,682	--

25,455,989	22,109,404	(3,580,567)	4,469,140	(817,009)	(388,321)

$ 24,809,183	$ 24,225,759	$ 9,010,813	$ 32,104,000	$ 3,783,196	$ 35,071,610

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

Increase (Decrease) in Net Assets
Operations--
Net investment income (net operating loss)	$ 6,729,447	$ 4,890,124	$ 938,913	$ 34,705
Net realized gain (loss) on investments and options transactions	(7,873,644)	(1,549,327)	(20,885,046)	(18,836,919)
Net realized gain (loss) on futures contracts	(932,970)	(3,125,998)	--	(4,113,431)
Net realized gain (loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	19,769,533	(51,947,249)	35,361,461	(64,752,578)

Change in net assets resulting from operations	17,692,366	(51,732,450)	15,415,328	(87,668,223)

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(5,421,772)	(5,044,081)	(467,278)	(164,935)
Advisor Class of Shares	(74,812)	(53,945)	(9,830)	(2,195)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	(14,838,709)	--	--
Advisor Class of Shares	--	(144,767)	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(5,496,584)	(20,081,502)	(477,108)	(167,130)
Capital Stock Transactions--
Proceeds from sale of shares	91,930,158	54,966,324	46,200,144	46,470,452
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,432	17,657,653	309,467	107,936
Cost of shares redeemed	(100,397,269)	(76,217,323)	(80,737,092)	(70,501,282)

Change in net assets resulting from capital stock transactions	(5,835,679)	(3,593,346)	(34,227,481)	(23,922,894)

Change in net assets	6,360,103	(75,407,298)	(19,289,261)	(111,758,247)
Net Assets:
Beginning of period	342,871,800	418,279,098	279,924,083	391,682,330

End of period	$349,231,903	$342,871,800	$260,634,822	$279,924,083

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$ 1,636,002	$ 403,139	$ 475,670	$ 13,865

(See Notes which are an integral part of the Financial Statements)

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund

								Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

$ 286,129	$ 268,317	$ (1,625,404)	$ (2,099,086)	$ (646,806)	$ (1,268,045)	$ 2,116,355	$ 1,345,766
9,355,246	(707,386)	(18,818,630)	(68,371,719)	8,187,608	(25,427,634)	(29,827,293)	(59,392,247)
--	(1,778,463)	633,000	(4,375,822)	456,095	683,880	--	--
276	180	--	--	(313)	656	(446,168)	(882,998)
29,687,566	(11,109,533)	66,450,576	(29,473,408)	16,812,599	(6,435,693)	52,382,865	12,302,179

39,329,217	(13,326,885)	46,639,542	(104,320,035)	24,809,183	(32,446,836)	24,225,759	(46,627,300)

(271,998)	(146,095)	--	--	--	--	--	--
(5,338)	(2,090)	--	--	--	--	--	--
--	--	--	--	--	--	--	--

--	(22,874,085)	--	(876,922)	--	(4,821,728)	--	--
--	(351,861)	--	(8,848)	--	(116,211)	--	--
--	--	--	--	--	--	--	--

(277,336)	(23,374,131)	--	(885,770)	--	(4,937,939)	--	--

77,122,864	103,913,966	39,221,627	56,376,558	43,934,709	41,122,184	280,914,464	218,685,271
173,365	22,643,913	--	877,762	--	4,871,257	--	--
(43,820,738)	(64,654,487)	(50,822,527)	(83,212,079)	(55,007,523)	(36,251,186)	(282,078,408)	(229,717,274)

33,475,491	61,903,392	(11,600,900)	(25,957,759)	(11,072,814)	9,742,255	(1,163,944)	(11,032,003)

72,527,372	25,202,376	35,038,642	(131,163,564)	13,736,369	(27,642,520)	23,061,815	(57,659,303)

200,209,375	175,006,999	205,605,583	336,769,147	80,153,215	107,795,735	301,911,626	359,570,929

$ 272,736,747	$ 200,209,375	$ 240,644,225	$ 205,605,583	$ 93,889,584	$ 80,153,215	$ 324,973,441	$ 301,911,626

$ 172,302	$ 163,233	$ --	$ --	$ (313)	$ --	$ 868,230	$ (792,391)

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund

	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 12,591,380	$ 19,565,735	$ 27,634,860	$ 31,523,135
Net realized gain (loss) on investment and options transactions	5,885,147	512,709	8,959,894	(8,520,585)
Net realized gain (loss) on futures contracts	--	--	--	--
Net realized gain (loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation (depreciation) of investments,
options, futures contracts and foreign currency translation	(9,465,714)	7,386,534	(4,490,754)	6,202,161

Change in net assets resulting from operations	9,010,813	27,464,978	32,104,000	29,204,711

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(13,843,750)	(19,870,618)	(29,819,215)	(33,505,994)
Advisor Class of Shares	(148,480)	(152,957)	(215,424)	(187,339)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	--	--	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(13,992,230)	(20,023,575)	(30,034,639)	(33,693,333)

Capital Stock Transactions--
Proceeds from sale of shares	144,189,704	95,178,601	223,712,681	161,234,207
Net asset value of shares issued to shareholders in payment of distributions declared	8,584,744	12,326,453	15,770,324	16,654,681
Cost of shares redeemed	(142,323,850)	(116,273,076)	(242,258,348)	(181,719,809)

Change in net assets resulting from capital stock transactions	10,450,598	(8,768,022)	(2,775,343)	(3,830,921)

Change in net assets	5,469,181	(1,326,619)	(705,982)	(8,319,543)
Net Assets:
Beginning of period	381,432,627	382,759,246	635,773,110	644,092,653

End of period	$386,901,808	$381,432,627	$635,067,128	$ 635,773,110

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$ 40,139	$ (6,160)	$ 723	$ 68,356

(See Notes which are an integral part of the Financial Statements)

Short-Term Income Fund		Money Market Fund

Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

$ 4,600,205	$ 5,673,976	$ 35,459,931	$ 62,351,647

(1,504,691)	47,525	(388,321)	(7,007)

--	--	--	--

--	--	--	--

687,682	(1,316,104)	--	--

3,783,196	4,405,397	35,071,610	62,344,640

(5,547,018)	(6,239,624)	(20,782,392)	(37,389,606)

(56,372)	(21,027)	(789,875)	(2,174,238)

--	--	(13,896,900)	(22,787,803)

--	--	--	--

--	--	--	--

--	--	--	--

(5,603,390)	(6,260,651)	(35,469,167)	(62,351,647)

104,977,638	52,784,668	9,871,475,992	10,014,120,035

2,270,039	3,343,293	9,474,123	16,309,836

(68,062,977)	(65,233,789)	(9,477,630,430)	(9,888,216,033)

39,184,700	(9,105,828)	403,319,685	142,213,838

37,364,506	(10,961,082)	402,922,128	142,206,831

115,143,771	126,104,853	2,881,806,262	2,739,599,431

$ 152,508,277	$ 115,143,771	$ 3,284,728,390	$ 2,881,806,262

$ 24,236	$ (68,642)	$ (9,236)	$ --

Year Ended August 31,	Net asset value, begin- ning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on invest- ments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on invest- ments, options, futures contracts and foreign currency	Total distri- butions	Net asset value, end of period	Total return (1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (net operating loss)	Expense waiver (2)

Equity Income Fund
1999(3)	$ 15.88	0.16	0.81	0.97	(0.14)	--	(0.14)	$ 16.71	6.13%	1.17%(4)	1.68%(4)	0.25%(4)	$ 755	72%
2000	$ 16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$ 14.62	(2.80)%	1.16%	1.55%	0.25%	$ 2,081	98%
2001	$ 14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$ 14.70	2.20%	1.19%	1.09%	0.25%	$ 3,628	78%
2002(5)	$ 14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$ 12.12	(13.16)%	1.20%	1.30%	0.25%	$ 4,360	50%
2003(5)	$ 12.12	0.24	0.42	0.66	(0.20)	--	(0.20)	$ 12.58	5.56%	1.23%	2.03%	0.25%	$ 5,757	62%
Large-Cap Growth & Income Fund
1999(3)	$ 16.34	0.02	1.14	1.16	(0.02)	--	(0.02)	$ 17.48	7.08%	1.20%(4)	0.15%(4)	0.25%(4)	$ 912	32%
2000	$ 17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$ 19.22	16.35%	1.18%	0.14%	0.25%	$ 3,615	71%
2001	$ 19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$ 13.75	(24.79)%	1.19%	0.05%	0.25%	$ 4,771	63%
2002(5)	$ 13.75	0.01	(3.16)	(3.15)	(0.01)	--	(0.01)	$ 10.59	(22.94)%	1.21%	0.01%	0.25%	$ 4,964	62%
2003(5)	$ 10.59	0.04	0.71	0.75	(0.02)	--	(0.02)	$ 11.32	7.11%	1.28%	0.37%	0.25%	$ 6,349	73%
Mid-Cap Value Fund
1999(3)	$ 10.77	0.05	0.62	0.67	(0.04)	--	(0.04)	$ 11.40	6.22%	1.26%(4)	0.71%(4)	0.25%(4)	$ 356	90%
2000	$ 11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$ 10.85	9.29%	1.33%	1.04%	0.25%	$ 1,054	94%
2001	$ 10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$ 12.72	25.80%	1.30%	0.17%	0.25%	$ 2,288	104%
2002(5)	$ 12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$ 10.65	(4.25)%	1.26%	0.13%	0.25%	$ 3,956	44%
2003(5)	$ 10.65	0.01	1.86	1.87	(0.01)	--	(0.01)	$ 12.51	17.63%	1.27%	0.13%	0.25%	$ 5,428	39%
Mid-Cap Growth Fund
1999(3)	$ 15.13	(0.02)	2.17	2.15	--	--	--	$ 17.28	14.21%	1.21%(4)	(0.74)%(4)	0.25%(4)	$ 278	173%
2000	$ 17.28	(0.16)(6)	12.00	11.84	--	(1.69)	(1.69)	$ 27.43	71.91%	1.18%	(0.63)%	0.25%	$ 2,726	108%
2001	$ 27.43	(0.06)(6)	(8.67)	(8.73)	--	(4.97)	(4.97)	$ 13.73	(34.17)%	1.19%	(0.39)%	0.25%	$ 3,051	118%
2002(5)	$ 13.73	(0.09)(6)	(4.29)	(4.38)	--	(0.04)	(0.04)	$ 9.31	(32.01)%	1.24%	(0.73)%	0.25%	$ 2,596	167%
2003(5)	$ 9.31	(0.08)(6)	2.34	2.26	--	--	--	$ 11.57	24.27%	1.28%	(0.79)%	0.25%	$ 3,663	121%
Small-Cap Growth Fund
1999(3)	$ 12.73	(0.02)	(0.33)	(0.35)	--	--	--	$ 12.38	(2.75)%	1.59%(4)	(1.03)%(4)	0.25%(4)	$ 394	219%
2000	$ 12.38	(0.18)(6)	7.03	6.85	--	(0.41)	(0.41)	$ 18.82	56.14%	1.59%	(1.02)%	0.25%	$ 1,771	105%
2001	$ 18.82	(0.08)(6)	(4.52)	(4.60)	--	(1.63)	(1.63)	$ 12.59	(24.23)%	1.58%	(0.70)%	0.25%	$ 2,399	287%
2002(5)	$ 12.59	(0.14)(6)	(3.12)	(3.26)	--	(0.58)	(0.58)	$ 8.75	(27.23)%	1.63%	(1.21)%	0.25%	$ 2,440	292%
2003(5)	$ 8.75	(0.07)(6)	3.15	3.08	--	--	--	$ 11.83	35.20%	1.72%	(0.76)%	0.25%	$ 3,763	248%
International Stock Fund
1999(3)	$ 12.69	0.00 (7)	1.14	1.14	--	--	--	$ 13.83	8.98%	1.50%(4)	0.13%(4)	0.27%(4)	$ 429	182%
2000	$ 13.83	(0.05)(6)	4.08	4.03	(0.17)	(1.36)	(1.53)	$ 16.33	28.11%	1.51%	(0.32)%	0.27%	$ 2,184	225%
2001	$ 16.33	0.04 (6)	(4.03)	(3.99)	--	(1.61)	(1.61)	$ 10.73	(26.36)%	1.46%	0.34%	0.27%	$ 3,555	156%
2002(5)	$ 10.73	0.03 (6)	(1.46)	(1.43)	--	--	--	$ 9.30	(13.33)%	1.49%	0.30%	0.27%	$ 4,183	83%
2003(5)	$ 9.30	0.05 (6)	0.66	0.71	--	--	--	$ 10.01	7.63%	1.54%	0.59%	0.27%	$ 3,735	171%
Government Income Fund
1999(3)	$ 9.61	0.34	(0.39)	(0.05)	(0.34)	--	(0.34)	$ 9.22	(0.56)%	1.09%(4)	5.55%(4)	0.36%(4)	$ 754	232%
2000	$ 9.22	0.55	(0.02)	0.53	(0.55)	--	(0.55)	$ 9.20	5.96%	1.08%	6.06%	0.35%	$ 1,491	192%
2001	$ 9.20	0.55	0.33	0.88	(0.55)	--	(0.55)	$ 9.53	9.77%	1.10%	5.81%	0.35%	$ 2,451	122%
2002(5)	$ 9.53	0.47 (6)(8)	0.20 (8)	0.67	(0.48)	--	(0.48)	$ 9.72	7.25%	1.10%	4.90%(8)	0.35%	$ 3,839	76%
2003(5)	$ 9.72	0.30 (6)	(0.09)	0.21	(0.33)	--	(0.33)	$ 9.60	2.22%	1.10%	3.06%	0.35%	$ 4,615	539%
Intermediate Bond Fund
1999(3)	$ 9.53	0.35	(0.36)	(0.01)	(0.35)	--	(0.35)	$ 9.17	(0.09)%	0.94%(4)	5.79%(4)	0.31%(4)	$ 953	181%
2000	$ 9.17	0.55	(0.01)	0.54	(0.55)	--	(0.55)	$ 9.16	6.10%	0.93%	6.12%	0.31%	$ 1,969	243%
2001	$ 9.16	0.53	0.35	0.88	(0.53)	--	(0.53)	$ 9.51	9.89%	0.95%	5.67%	0.31%	$ 3,230	273%
2002(5)	$ 9.51	0.45 (6)(8)	(0.04)(8)	0.41	(0.48)	--	(0.48)	$ 9.44	4.46%	0.95%	4.77%(8)	0.31%	$ 4,255	187%
2003(5)	$ 9.44	0.39 (6)	0.06	0.45	(0.42)	--	(0.42)	$ 9.47	4.86%	0.95%	4.05%	0.31%	$ 5,403	317%
Short-Term Income Fund
2001(9)	$ 9.26	0.46	0.28	0.74	(0.46)	--	(0.46)	$ 9.54	8.15%	0.76%(4)	5.68%(4)	0.59%(4)	$ 97	79%
2002(5)	$ 9.54	0.39 (6)(8)	(0.06)(8)	0.33	(0.45)	--	(0.45)	$ 9.42	3.53%	0.79%	4.21%(8)	0.59%	$ 824	54%
2003(5)	$ 9.42	0.30 (6)	(0.02)	0.28	(0.38)	--	(0.38)	$ 9.32	2.99%	0.81%	3.19%	0.59%	$ 2,207	43%
Money Market Fund
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.67%	0.71%	4.57%	0.25%	$ 118,352	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.56%	0.74%	5.44%	0.16%	$ 140,787	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.00%	0.76%	4.90%	0.05%	$ 127,707	--
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)	$ 1.00	1.69%	0.75%	1.69%	0.04%	$ 113,662	--
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	0.75%	0.75%	0.74%	0.03%	$ 93,059	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.

(3) Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.

(4) Computed on an annualized basis.

(5) Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts.

	Per Share Amount

Fund

	2002

		2003

Equity Income Fund	$0.00	$0.00
Large-Cap Growth & Income Fund	0.00	0.00
Mid-Cap Growth Fund	0.00	0.00
Mid-Cap Value Fund	0.00	0.00
Small-Cap Growth Fund	0.00	0.00
International Stock Fund	0.01	0.01
Government Income Fund	0.00	0.00
Intermediate Bond Fund	0.00	0.00
Short-Term Income Fund	0.00	0.00

Periods prior to September 1, 2001 have not been restated to reflect this change.

(6) Per share information is based on average shares outstanding.

(7) Amount represents less than $0.01 per share.

(8) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$ (0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior September 1, 2001 have not been restated to reflect this change in presentation.

(9) Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), ten of which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund ("Equity Income Fund")	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund ("Large-Cap Growth & Income Fund")	To provide capital appreciation and income.
Marshall Mid-Cap Value Fund ("Mid-Cap Value Fund")	To provide capital appreciation.
Marshall Mid-Cap Growth Fund ("Mid-Cap Growth Fund")	To provide capital appreciation.
Marshall Small-Cap Growth Fund ("Small-Cap Growth Fund")	To provide capital appreciation.
Marshall International Stock Fund ("International Stock Fund")	To provide capital appreciation.
Marshall Government Income Fund ("Government Income Fund")	To provide current income.
Marshall Intermediate Bond Fund ("Intermediate Bond Fund")	To maximize total return consistent with current income.
Marshall Short-Term Income Fund ("Short-Term Income Fund")	To maximize total return consistent with current income.
Marshall Money Market Fund ("Money Market Fund")	To provide current income consistent with stability of principal.

The Funds are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. International Stock Fund and Money Market Fund offer three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Financial Highlights of Investor Class of Shares and Institutional Class of Shares of the Funds are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued based on independent broker quotations. Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between last closing bid and asked prices. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule
2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks' vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2003, the Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund and Small Cap-Growth Fund had no outstanding futures contracts.

At August 31, 2003, the Mid-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2003	35 S&P Mid-cap 400	Long	$ 591,150

Written Options Contracts--Equity Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2003, the Equity Income Fund had $1,141,062 in realized gain on written options.

The following is a summary of the Equity Income Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/02	3,989	$ 390,950
Options written	25,742	2,067,801
Options expired	(19,850)	(1,672,472)
Options closed	(7,821)	(628,427)
Outstanding @ 8/31/03	2,060	$ 157,852

At August 31, 2003, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Federal National Mortgage Association	Call	September 2003	$ 80.00	150	$ 750	$ 10,199
Sears Roebuck & Co.	Call	October 2003	47.50	380	26,600	4,938
Boeing Co.	Call	November 2003	40.00	350	28,000	(4,201)
Goodrich Corp.	Call	November 2003	30.00	30	1,200	(30)
Federal National Mortgage Association	Put	September 2003	55.00	300	4,500	21,899
Merck & Co., Inc.	Put	October 2003	50.00	350	78,750	(51,451)
Newell Rubbermaid Inc.	Put	September 2003	22.50	500	7,500	29,198
Net Unrealized Appreciation on Written Options Contracts				2,060		$ 10,552

Foreign Exchange Contracts--International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2003, the International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
09/01/03	1,762,443 Swiss Franc	$ 1,250,092	$ 1,259,202	$ 9,110
09/01/03	569,220 Euro Dollar	620,849	625,773	4,924
09/02/03	53,353,124 Japanese Yen	454,320	457,240	2,920
Contracts Sold:
09/01/03	1,146,528 Euro Dollar	1,250,092	1,260,436	(10,344)
09/01/03	72,769,138 Japanese Yen	620,849	623,637	(2,788)
09/02/03	417,408 Euro Dollar	454,320	458,878	(4,558)

Net Unrealized Depreciation on Foreign Currency Exchange Contracts				$ (736)

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions--The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for the Government Income Fund for the year ended August 31, 2003 was as follows:

Maximum amount outstanding during the period	$ 61,957,007
Average amount outstanding during the period[1]	$ 31,018,631
Average monthly shares outstanding during the period	39,443,974
Average debt per share outstanding during the period	0.79

(1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in year ended August 31, 2003.

Securities Lending--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission ("SEC") issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. ("M&I Trust") for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund's securities may be invested jointly with collateral received for loans of other Funds' securities.

As of August 31, 2003, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral in securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Large-Cap Growth & Income Fund	$ 14,590,078	$ 14,869,200	$ 14,869,200
Mid-Cap Value Fund	24,643,647	26,017,170	26,017,170
Mid-Cap Growth Fund	62,231,811	63,985,440	63,985,440
Small-Cap Growth Fund	22,000,585	22,836,892	22,836,892
International Stock Fund	6,614,617	6,889,838	6,889,838
Government Income Fund	107,934,848	109,946,649	109,946,649
Intermediate Bond Fund	102,056,555	104,131,766	104,131,766
Short-Term Income Fund	32,446,335	33,084,380	33,084,380

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending agent at August 31, 2003 are as follows2:

Investments	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Provident Money Market Fund	$ 123,687	$ 216,420	$ 532,253	$ 189,965	$ 57,313	$ 914,574	$ 866,204	$ 275,207	$ 3,175,623
Merrimac Money Market Fund	662,132	1,158,556	2,849,300	1,016,937	306,807	4,895,972	4,637,034	1,473,262	17,000,000
Dreyfus Cash Management Plus MMKT	839,786	1,469,403	3,613,784	1,289,787	389,127	6,209,591	5,881,177	1,868,547	21,561,202
Bear Stearns Term Stock Loan Repo	1,947,447	3,407,518	8,380,293	2,990,991	902,375	14,399,919	13,638,334	4,333,123	50,000,000
JP Morgan Master Note	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Metlife Funding Agreement	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Wisconsin Public Service Master Note	389,489	681,504	1,676,059	598,198	180,474	2,879,984	2,727,667	866,625	10,000,000
Wachovia Securities LLC	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Monumental Life Insurance Master Note	584,234	1,022,255	2,514,088	897,297	270,713	4,319,976	4,091,500	1,299,937	15,000,000
Homeside Lending Inc.	389,965	682,336	1,678,105	598,929	180,695	2,883,500	2,730,997	867,683	10,012,210
Huntington National Bank	778,556	1,362,267	3,350,297	1,195,747	360,754	5,756,840	5,452,371	1,732,308	19,989,140
Merrill Lynch & Co.	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
BMW US Capital LLC	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Wells Fargo & Company	389,489	681,504	1,676,059	598,198	180,475	2,879,984	2,727,667	866,624	10,000,000
Goldman Sachs Group	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Allstate Life Global FB II	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Jackson National Life Global	778,792	1,362,680	3,351,313	1,196,109	360,864	5,758,585	5,454,024	1,732,833	19,995,200
American Express Credit	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Canadian IMP BK Comm	584,234	1,022,255	2,514,088	897,298	270,712	4,319,976	4,091,500	1,299,937	15,000,000
Credit Suisse FB UAS Inc.	585,323	1,024,161	2,518,774	898,970	271,217	4,328,028	4,099,127	1,302,360	15,027,960
General Electric Capital Corp.	584,234	1,022,255	2,514,088	897,298	270,712	4,319,976	4,091,500	1,299,937	15,000,000

(2) The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Short-Term Income Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Short-Term Income Fund at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Regional Jet Equipment Trust	2/2/2000	$ 401,387

Additional information on each illiquid restricted security held by the Money Market Fund at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$ 75,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Redemption Fees--The Funds imposed a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares (except for the the Money Market Fund) who redeem shares held for 90 days or less. Redemption fee for the Advisor Class of Shares became effective on October 31, 2002. All redemption fees are recorded by the Funds as paid in capital. For the year ended August 31, 2003, the redemption fees were as follows:

Fund	Amount
Equity Income Fund	$ 4,789
Large-Cap Growth & Income Fund	224
Mid-Cap Value Fund	5,029
Mid-Cap Growth Fund	227
Small-Cap Growth Fund	33,116
International Stock Fund	462,211
Government Income Fund	29,038
Intermediate Bond Fund	90,652
Short-Term Income Fund	68,027

Other--Investment transactions are accounted for on a trade date basis.

3. Change in Accounting Policy

Effective September 1, 2001 the Corporation adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Funds to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Funds adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statements of Operations. The cumulative effects to the Funds resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements are as follows:

	As of September 1, 2001			For the Year Ended August 31, 2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)
Government Income Fund	$ 41,338	$ (427,302)	$ 468,640	$ (451,297)	$ (19,790)	$ 471,087
Intermediate Bond Fund	(258,062)	(1,788,825)	1,530,763	(2,005,509)	978,504	1,027,005
Short-Term Income Fund	(19,907)	(333,171)	313,264	(504,599)	122,704	381,895

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2003, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$ 324,676,500
Large-Cap Growth & Income Fund	262,883,959
Mid-Cap Value Fund	225,593,780
Mid-Cap Growth Fund	299,506,389
Small-Cap Growth Fund	98,137,782
International Stock Fund	416,802,532
Government Income Fund	383,907,101
Intermediate Bond Fund	643,916,626
Short-Term Income Fund	159,372,211
Money Market Fund	3,285,278,776

Transactions in capital stock were as follows:

	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Amount	Shares	Amount
EQUITY INCOME FUND--INVESTOR CLASS
Shares sold	7,746,983	$89,903,369	3,954,436	$52,646,401
Shares issued to shareholders in payment of distributions declared	219,126	2,559,930	1,256,721	17,467,488
Shares redeemed	(8,589,447)	(99,479,314)	(5,489,769)	(75,258,161)

Net change resulting from Investor Class of Shares transactions	(623,338)	$(7,016,015)	(278,612)	$(5,144,272)

EQUITY INCOME FUND--ADVISOR CLASS
Shares sold	172,277	$2,026,789	169,201	$2,319,923
Shares issued to shareholders in payment of distributions declared	6,099	71,502	13,715	190,165
Shares redeemed	(80,459)	(917,955)	(70,025)	(959,162)

Net change resulting from Advisor Class of Shares transactions	97,917	$1,180,336	112,891	$1,550,926

Net change resulting from Fund Share transactions	(525,421)	$(5,835,679)	(165,721)	$(3,593,346)

LARGE-CAP GROWTH & INCOME FUND--INVESTOR CLASS
Shares sold	4,384,668	$44,394,732	3,423,301	$43,997,592
Shares issued to shareholders in payment of distributions declared	29,780	299,637	8,575	105,741
Shares redeemed	(7,915,987)	(79,889,725)	(5,616,030)	(69,582,834)

Net change resulting from Investor Class of Shares transactions	(3,501,539)	$(35,195,356)	(2,184,154)	$(25,479,501)

LARGE-CAP GROWTH & INCOME FUND--ADVISOR CLASS
Shares sold	176,146	$1,805,412	195,011	$2,472,860
Shares issued to shareholders in payment of distributions declared	987	9,830	264	2,195
Shares redeemed	(85,098)	(847,367)	(73,575)	(918,448)

Net change resulting from Advisor Class of Shares transactions	92,035	$967,875	121,700	$1,556,607

Net change resulting from Fund Share transactions	(3,409,504)	$(34,227,481)	(2,062,454)	$(23,922,894)

MID-CAP VALUE FUND--INVESTOR CLASS
Shares sold	7,013,316	$75,777,785	8,526,115	$101,629,669
Shares issued to shareholders in payment of distributions declared	16,462	168,250	1,892,346	22,305,472
Shares redeemed	(4,101,052)	(43,192,693)	(5,564,460)	(64,311,133)

Net change resulting from Investor Class of Shares transactions	2,928,726	$32,753,342	4,854,001	$59,624,008

MID-CAP VALUE FUND--ADVISOR CLASS
Shares sold	122,221	$1,345,079	192,014	$2,284,297
Shares issued to shareholders in payment of distributions declared	501	5,115	28,716	338,441
Shares redeemed	(60,448)	(628,045)	(29,133)	(343,354)

Net change resulting from Advisor Class of Shares transactions	62,274	$722,149	191,597	$2,279,384

Net change resulting from Fund Share transactions	2,991,000	$33,475,491	5,045,598	$61,903,392

MID-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	3,918,344	$38,396,884	4,502,457	$55,289,872
Shares issued to shareholders in payment of distributions declared	--	--	62,977	869,078
Shares redeemed	(5,230,780)	(50,398,270)	(7,078,048)	(82,822,587)

Net change resulting from Investor Class of Shares transactions	(1,312,436)	$(12,001,386)	(2,512,614)	$(26,663,637)

MID-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	82,158	$824,743	89,447	$1,086,686
Shares issued to shareholders in payment of distributions declared	--	--	629	8,684
Shares redeemed	(44,172)	(424,257)	(33,654)	(389,492)

Net change resulting from Advisor Class of Shares transactions	37,986	$400,486	56,422	$705,878

Net change resulting from Fund Share transactions	(1,274,450)	$(11,600,900)	(2,456,192)	$(25,957,759)

SMALL-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	4,724,931	$42,843,212	3,415,230	$38,996,606
Shares issued to shareholders in payment of distributions declared	--	--	386,177	4,757,712
Shares redeemed	(5,987,291)	(54,292,285)	(3,291,813)	(35,067,094)

Net change resulting from Investor Class of Shares transactions	(1,262,360)	$(11,449,073)	509,594	$8,687,224

SMALL-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	114,547	$1,091,497	182,325	$2,125,578
Shares issued to shareholders in payment of distributions declared	--	--	9,216	113,545
Shares redeemed	(75,298)	(715,238)	(103,222)	(1,184,092)

Net change resulting from Advisor Class of Shares transactions	39,249	$376,259	88,319	$1,055,031

Net change resulting from Fund Share transactions	(1,223,111)	$(11,072,814)	597,913	$9,742,255

INTERNATIONAL STOCK FUND--INVESTOR CLASS
Shares sold	25,538,107	$216,541,378	17,636,158	$174,748,741
Shares redeemed	(26,127,152)	(223,154,491)	(19,632,221)	(194,599,116)

Net change resulting from Investor Class of Shares transactions	(589,045)	$(6,613,113)	(1,996,063)	$(19,850,375)

INTERNATIONAL STOCK FUND--ADVISOR CLASS
Shares sold	2,956,437	$25,430,025	1,430,452	$14,109,749
Shares redeemed	(3,032,995)	(26,284,598)	(1,312,246)	(13,240,261)

Net change resulting from Advisor Class of Shares transactions	(76,558)	$(854,573)	118,206	$869,488

INTERNATIONAL STOCK FUND--INSTITUTIONAL CLASS
Shares sold	4,490,137	$38,943,061	2,973,838	$29,826,781
Shares redeemed	(3,849,794)	(32,639,319)	(2,217,162)	(21,877,897)

Net change resulting from Institutional Class of Shares transactions	640,343	$6,303,742	756,676	$7,948,884

Net change resulting from Fund Share transactions	(25,260)	$(1,163,944)	(1,121,181)	$(11,032,003)

GOVERNMENT INCOME FUND--INVESTOR CLASS
Shares sold	14,693,758	$142,479,113	9,619,972	$92,152,089
Shares issued to shareholders in payment of distributions declared	872,122	8,451,985	1,273,586	12,197,150
Shares redeemed	(14,571,939)	(141,315,425)	(11,955,890)	(114,431,983)

Net change resulting from Investor Class of Shares transactions	993,941	$9,615,673	(1,062,332)	$(10,082,744)

GOVERNMENT INCOME FUND--ADVISOR CLASS
Shares sold	176,522	$1,710,591	316,703	$3,026,512
Shares issued to shareholders in payment of distributions declared	13,698	132,759	13,493	129,303
Shares redeemed	(104,199)	(1,008,425)	(192,551)	(1,841,093)

Net change resulting from Advisor Class of Shares transactions	86,021	$834,925	137,645	$1,314,722

Net change resulting from Fund Share transactions	1,079,962	$10,450,598	(924,687)	$(8,768,022)

INTERMEDIATE BOND FUND--INVESTOR CLASS
Shares sold	23,324,446	$221,778,150	16,880,357	$158,501,362
Shares issued to shareholders in payment of distributions declared	1,629,937	15,570,078	1,756,483	16,480,250
Shares redeemed	(25,375,564)	(241,265,144)	(19,133,698)	(179,853,591)

Net change resulting from Investor Class of Shares transactions	(421,181)	$(3,916,916)	(496,858)	$(4,871,979)

INTERMEDIATE BOND FUND--ADVISOR CLASS
Shares sold	202,612	$1,934,531	291,333	$2,732,845
Shares issued to shareholders in payment of distributions declared	20,959	200,246	18,596	174,431
Shares redeemed	(103,824)	(993,204)	(198,831)	(1,866,218)

Net change resulting from Advisor Class of Shares transactions	119,747	$1,141,573	111,098	$1,041,058

Net change resulting from Fund Share transactions	(301,434)	$(2,775,343)	(385,760)	$(3,830,921)

SHORT-TERM INCOME FUND--INVESTOR CLASS
Shares sold	10,962,354	$103,261,378	5,454,176	$51,537,360
Shares issued to shareholders in payment of distributions declared	235,942	2,220,226	353,190	3,323,105
Shares redeemed	(7,197,819)	(67,704,415)	(6,890,903)	(64,691,429)

Net change resulting from Investor Class of Shares transactions	4,000,477	$37,777,189	(1,083,537)	$(9,830,964)

SHORT-TERM INCOME FUND--ADVISOR CLASS
Shares sold	182,090	$1,716,260	133,339	$1,247,308
Shares issued to shareholders in payment of distributions declared	5,296	49,813	2,153	20,188
Shares redeemed	(38,028)	(358,562)	(58,185)	(542,360)

Net change resulting from Advisor Class of Shares transactions	149,358	$1,407,511	77,307	$725,136

Net change resulting from Fund Share transactions	4,149,835	$39,184,700	(1,006,230)	$(9,105,828)

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	4,925,939,267	$4,925,939,267	5,427,591,574	$5,427,591,574
Shares issued to shareholders in payment of distributions declared	5,527,537	5,527,537	11,415,196	11,415,196
Shares redeemed	(4,899,745,083)	(4,899,745,083)	(5,278,253,683)	(5,278,253,683)

Net change resulting from Investor Class of Shares transactions	31,721,721	$31,721,721	160,753,087	$160,753,087

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	203,154,343	$203,154,343	281,645,796	$281,645,796
Shares issued to shareholders in payment of distributions declared	782,990	782,990	2,132,999	2,132,999
Shares redeemed	(224,514,776)	(224,514,776)	(297,823,697)	(297,823,697)

Net change resulting from Advisor Class of Shares transactions	(20,577,443)	$(20,577,443)	(14,044,902)	$(14,044,902)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	4,742,382,382	$4,742,382,382	4,304,882,665	$4,304,882,665
Shares issued to shareholders in payment of distributions declared	3,163,596	3,163,596	2,761,641	2,761,641
Shares redeemed	(4,353,370,571)	(4,353,370,571)	(4,312,138,653)	(4,312,138,653)

Net change resulting from Institutional Class of Shares transactions	392,175,407	$392,175,407	(4,494,347)	$(4,494,347)

Net change resulting from Fund Share transactions	403,319,685	$403,319,685	142,213,838	$142,213,838

5. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss and foreign currency transactions. For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
Mid-Cap Value Fund	$ --	$ (276)	$ 276
Mid-Cap Growth Fund	(1,625,404)	--	1,625,404
Small-Cap Growth Fund	(646,806)	313	646,493
International Stock Fund	--	455,734	(455,734)
Government Income Fund	--	(1,447,149)	1,447,149
Intermediate Bond Fund	(10,386,677)	8,054,531	2,332,146
Short-Term Income Fund	(1,898,650)	802,587	1,096,063

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002 was as follows:

	2003		2002
Fund Name	Ordinary Income[3]	Long-Term Capital Gains	Ordinary Income[3]	Long-Term Capital Gains
Equity Income Fund	$ 5,496,584	$ --	$ 18,467,629	$ 1,613,873
Large-Cap Growth & Income Fund	477,108	--	167,130	--
Mid-Cap Value Fund	277,336	--	10,593,982	12,780,149
Mid-Cap Growth Fund	--	--	--	885,770
Small-Cap Growth Fund	--	--	--	4,937,939
Government Income Fund	13,992,230	--	20,023,575	--
Intermediate Bond Fund	30,034,639	--	33,693,333	--
Short-Term Income Fund	5,603,390	--	6,260,651	--
Money Market Fund	35,469,167	--	62,351,647	--

(3) For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforward
Equity Income Fund	$ 1,636,002	$ --	$ 32,651,716	$ 3,486,131
Large-Cap Growth & Income Fund	475,670	--	59,290,418	53,784,172
Mid-Cap Value Fund	172,302	7,169,663	39,801,002	--
Mid-Cap Growth Fund	--	--	30,808,570	78,419,221
Small-Cap Growth Fund	--	--	14,670,685	16,194,104
International Stock Fund	1,440,423	--	39,804,349	114,515,115
Government Income Fund	440,720	--	7,179,174	4,224,605
Intermediate Bond Fund	1,000,003	--	9,655,023	18,505,244
Short-Term Income Fund	333,159	--	182,808	5,089,909
Money Market Fund	1,641,090	--	--	541,150

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

At August 31, 2003, the Funds had capital loss carryforwards, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2004	2005	2006	2007	2008	2009	2010	2011	Total
Equity Income Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ 3,405,562	$ 80,569	$ 3,486,131
Large Cap Growth & Income Fund	--	--	--	--	--	4,529,087	19,615,825	29,639,260	53,784,172
Mid-Cap Growth Fund	--	--	--	--	--	--	6,610,904	71,808,317	78,419,221
Small Cap Growth Fund	--	--	--	--	--	--	4,808,611	11,385,493	16,194,104
International Stock Fund	--	--	--	--	--	2,042,934	63,689,740	48,782,441	114,515,115
Government Income Fund	--	--	--	--	4,224,605	--	--	--	4,224,605
Intermediate Bond Fund	6,100,494	--	--	--	2,990,074	--	6,283,428	3,131,248	18,505,244
Short-Term Income Fund	556,158	545,815	618,371	952,637	222,218	928,524	944,182	322,004	5,089,909
Money Market Fund	--	--	--	--	--	--	145,822	395,328	541,150

Under current tax regulations, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003, for federal income tax purposes, post October capital and currency losses as follows were deferred to September 1, 2003.

Fund	Capital Loss	Currency Loss
Equity Income Fund	$ 6,045,497	$ --
Large-Cap Growth & Income Fund	8,231,050	--
Mid-Cap Growth Fund	11,251,515	--
Small-Cap Growth Fund	2,724,465	313
International Stock Fund	18,150,582	408,164
Short-Term Income Fund	1,981,070	--

6. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

International Stock Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee--M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund's average daily net assets ("ADNA") as follows:

Maximum Fee	Fund's ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds' Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Funds' Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholders Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Funds' custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the year ended August 31, 2003, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$ 200,204,197	$ 201,806,985
Large-Cap Growth & Income Fund	176,617,694	207,917,442
Mid-Cap Value Fund	110,550,244	82,816,824
Mid-Cap Growth Fund	228,968,923	233,915,576
Small-Cap Growth Fund	185,501,148	198,303,305
International Stock Fund	480,938,944	487,112,876
Intermediate Bond Fund	379,438,410	415,843,813
Short-Term Income Fund	71,430,167	25,212,771

8. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charge interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended August 31, 2003.

9. Federal Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2003, the percentages which qualify for the dividends received deduction available to corporate shareholders were as follows:

Equity Income Fund	92.90%
Large-Cap Growth & Income Fund	91.48
Mid-Cap Value Fund	72.16

If the Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds will pass through to its shareholders credits of foreign taxes paid.

For the fiscal year ended August 31, 2003, the International Stock Fund derived $6,946,768 of gross income from foreign sources and paid foreign taxes $793,970.

For the fiscal year ended August 31, 2003 certain dividends paid by Equity Income Fund, Large-Cap Growth & Income Fund and Mid-Cap Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds will designate the amount allowable under the Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Explanation of the Indexes (& Notes) in the Commentary

Marshall Equity Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2003, compared to the S&P 500 and the LEIFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

†Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Large-Cap Growth & Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2003, compared to the S&P 500 and the LLCCFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. ** The S&P 500 and the LLCCFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

†Not held at fiscal year end.

††Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Mid-Cap Value Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2003, compared to the RMCVI, LMCVFI and the S&P 400.** The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCVI, LMCVFI and the S&P 400 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCVI, LMCVFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth value. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective category indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark-index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

† Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

†† Not held at fiscal year end.

Marshall Mid-Cap Growth Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2003, compared to the RMCGI, LMCGFI and the S&P 400.** The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI, LMCGFI and the S&P 400 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCGI, LMCGFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

† Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Small Cap Growth Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from its inception on December 31, 1998 to August 31, 2003, compared to the Russell 2000 GI, LSCGI and the Russell 2000.** The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 GI, LSCGI and the Russell 2000 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Russell 2000 GI, LSCGI and the Russell 2000 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The Russell 2000 GI measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Inc., as falling into the respective categories indicated. The Russell 2000 is an index of common stocks whose market capitalization generally range from $200 million to $5 billion. The Fund has elected to change the benchmark index from Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

† Not held at fiscal year end.

Marshall International Stock Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425), from inception on December 31, 1998 to August 31, 2003, compared to the EAFE and the LIFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

† Not held at fiscal year end.

Marshall Government Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525), from inception on December 31, 1998 to August 31, 2003, compared to the LMI and the LUSMI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper indexes are an average of the total returns of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Intermediate Bond Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525), from inception on December 31, 1998 to August 31, 2003, compared to the LGCI and the LSIBF.** The Fund's performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect the reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Short-Term Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund, after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800), from inception on October 31, 2000 to August 31, 2003, compared to the ML13 and the LSTIBI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The ML13 and the LSTIBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The ML13 and the LSTIBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The ML13 is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Money Market Fund

This graph illustrates the hypothetical investment of $10,000 in the Institutional Class of Shares of the Fund from inception April 3, 1993 to August 31, 2003, compared to the MFRA and the LMMFI.** The Fund's performance assumes the reinvestment of all dividends and distributions.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

** Money Fund ReportTM, a service of iMoneyNet, Inc. (formerly IBC Financial Data), publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

† Fitch's money market ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risk.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and
Board of Directors of
Marshall Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Marshall Equity Income Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, Marshall Mid-Cap Growth Fund, Marshall Small-Cap Growth Fund, Marshall International Stock Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Short-Term Income Fund, and Marshall Money Market Fund (ten of the portfolios constituting Marshall Funds, Inc.) (the "Funds") as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Marshall Funds, Inc., as identified above, at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2003

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND
Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held
John M. Blaser* Age: 46 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 45 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND
John DeVincentis Age: 69 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 72 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.

Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.

Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 55 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS
Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
John M. Blaser Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 48 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 49 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 32 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 30 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER

Principal Occupations: Assistant Vice President and Senior Financial Analyst, M&I Investment Management Corp.

Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor G01126-03(10/03)
M&I Investment Management Corp., Investment Adviser
©2003 Marshall Funds, Inc.

321-235A

[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Investor Class of Shares
 (Class Y)

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Intermediate Tax-Free Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund

AUGUST 31 , 2003

Commentaries
Marshall Equity Income Fund	1
Marshall Large-Cap Growth & Income Fund	2
Marshall Mid-Cap Value Fund	3
Marshall Mid-Cap Growth Fund	4
Marshall Small-Cap Growth Fund	5
Marshall International Stock Fund	6
Marshall Government Income Fund	7
Marshall Intermediate Bond Fund	8
Marshall Intermediate Tax-Free Fund	9
Marshall Short-Term Income Fund	10
Marshall Money Market Fund	11

Financial Information
Portfolio of Investments	12
Marshall Equity Income Fund	12
Marshall Large-Cap Growth & Income Fund	14
Marshall Mid-Cap Value Fund	17
Marshall Mid-Cap Growth Fund	19
Marshall Small-Cap Growth Fund	21
Marshall International Stock Fund	23
Marshall Government Income Fund	25
Marshall Intermediate Bond Fund	27
Marshall Intermediate Tax-Free Fund	30
Marshall Short-Term Income Fund	33
Marshall Money Market Fund	37
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	52
Explanation of the Indexes (& Notes) in the Commentary	67

Report of Ernst & Young LLP, Independent Auditors	70

Directors & Officers	71

Annual Report -- Commentary            Marshall Equity Income Fund

[Photo of David J. Abitz]

Fund Manager: David J. Abitz, CFA

Investment Experience: 10 years

Education: M.B.A. degree, University of Wisconsin-Madison;
B.B.A., degree, University of Wisconsin-Oshkosh

Analysts: Daniel P. Brown, CFA and Kenneth E. Mayer

After three years of a challenging investing environment and generally negative returns, the market once again proved that it pays to be patient. The significant level of fiscal and monetary stimulus enacted over the past several years produced the desired effect needed for positive stock returns for the reporting period. Corporate managers built upon cash reserves by cutting costs and reducing capital spending, which has helped to initiate a modest increase in nominal growth through improved corporate profits.

Stocks within the Financials and Materials sectors provided the largest positive contribution to the Fund. Financial stocks benefited from a perception by investors that these companies would help finance any type of forthcoming recovery. Companies such as Citigroup (4.0%) and J. P. Morgan Chase (1.4%) were each up in excess of 35%. The Materials sector also advanced as the market placed bets on "early cycle" stocks leading into an economic recovery.

The Fund had solid performance for the year, but modest relative to its benchmark. This underperformance can mostly be explained by the Fund's allocation to high quality, low beta (volatility) dividend-paying stocks. As investors' appetite for risk increased, high growth, high beta stocks, that generally are not dividend payers, were in great demand.† The Fund owned few of these types of stocks and therefore, performance was negatively impacted relative to the market. The Utilities sector, which averaged approximately 4.5% of the Fund's net assets through the year, is an example of this dynamic. Investors generally shunned the defense attributes often characterized by this group in search of riskier growth stocks such as those in the Information Technology sector, which led the market in overall performance.

For explanations of indexes and other notes, please refer to page 67.

Annual Report -- Commentary            Marshall Large Cap Growth & Income Fund

[Photo of Mary Linehan]

Fund Manager: Mary Linehan

Investment Experience: 14 years

Education: M.B.A. degree, Marquette University;
B.B.A. degree, University of North Dakota

Analyst: Steven A. Hall

The fiscal year ended August 2003 was characterized by extreme highs and lows in the equity markets. Investor caution, geopolitical uncertainty and a sluggish economic recovery produced uneven returns in the first half of the reporting period. Beginning in the second quarter of 2003, equity markets rallied and continued on an upward tick that lasted through the end of August. Several factors contributed to this market turnaround including the perceived success of coalition forces in Iraq, further economic stimulus via Federal Reserve Board rate cuts, the Bush Administration tax cuts and overall improvements in corporate earnings.

The Fund's performance was positively affected by a number of factors. Within the Financials sector, the slight overweight position and stock selection benefited the Fund. Specifically, holdings of Hartford Financial Services Group (2.0%) and Goldman Sachs (2.7%) were additive to the Fund's overall performance. Superior stock selection within the Consumer Discretionary sector also provided the Fund with additional performance. In this sector, Dollar Tree Stores (1.3%) and Best Buy (1.4%) were added as holdings and immediately proved additive to performance. Finally, increased diversification of holdings in the Fund helped reduce downside risk throughout the year.

Underperformance of the Fund relative to its benchmark can be linked to several factors. Early on, holdings of HCA Inc.† and Home Depot Inc.† led to disappointing results. Later in the year, the Fund's underweight in the Information Technology sector, which benefited from the Iraq conflict, also contributed to underperformance. Finally, the unique dynamics within the S&P 500 Index** contributed to the Fund's underperformance. Over the last year, the index had unprecedented outperformance of small-cap high beta stocks versus large-cap stocks. The Fund, which maintains an average market capitalization firmly within the largest sector of the S&P and a beta slightly less than the S&P Index, was unable to take advantage of these opportunities.††

For explanations of indexes and other notes, please refer to page 67.

Annual Report -- Commentary            Marshall Mid-Cap Value Fund

[Photo of Matthew B. Fahey]

Fund Manager: Matthew B. Fahey

Investment Experience: 23 years

Education: M.B.A. degree, Marquette University;
B.B.A. degree, University of Wisconsin-Milwaukee

Analyst: Gregory S. Dirkse, CFA

The Fund provided strong returns for the period ended August 31, 2003, as major equity classes rebounded sharply following a difficult period. Interest rates were generally stable during the year and extraneous factors such as corporate scandals and the Iraq war moved off the front page. Most importantly, corporate profits began to rebound as companies continued to improve their cost structures while revenue stabilized.

The Fund's performance had little to do with betting on specific economic sectors or projecting macro trends. Instead, the performance results were derived from the continued strategy of focusing on bottom-up analysis of individual companies, whose stocks appeared temporarily out-of-favor. Holdings that improved the most during the year included a very diverse collection of companies that shared one primary attribute: low expectations. All three stocks mentioned in the annual letter last year as stocks with low expectations produced positive returns, with Keane (0.9%) and Bausch & Lomb (2.5%) providing significant returns to the Fund.

The Fund's relative results were dampened by the strong performance of stocks in the Information Technology sector. During the year, a majority of the holdings produced positive results and some were up significantly. However, Information Technology stocks represented by the holdings in the Russell Midcap Value Index† averaged over 50% return for the reporting period. Many of these stocks, which entered the Index due to poor performance in the prior year, recorded sharp snap backs, with several up well over 100%.

Offsetting the weak relative performance of the Information Technology holdings were strong results in Healthcare and Financials stocks. An overweight position in Healthcare was taken as several out-of-favor stories were identified, including Invitrogen††, Guidant (1.4%) and Manor Care (1.9%), which all performed strongly. While maintaining an underweight position in the Financials sector, the Fund managed to produce strong results in the sector led by Countrywide Financial (2.1%).

For explanations of indexes and other notes, please refer to page 67.

Annual Report -- Commentary            Marshall Mid-Cap Growth Fund

[Photo of Michael D. Groblewski]

Fund Manager: Michael D. Groblewski, CFA

Investment Experience: 11 years

Education: M.B.A. degree, Syracuse University;
B.B.A. degree, University of Wisconsin-Madison

Analyst: Kenneth S. Salmon

The U.S. equity markets experienced both ups and downs in this fiscal year driven in part by significant economic and geopolitical changes and uncertainty. The highly anticipated economic recovery based upon the low interest rate environment, newly installed corporate structures and a resilient consumer was slow to materialize. These factors, along with increased tension between the U.S. and Iraq, produced volatile market performance in the first half of the year. The second half of the year can be characterized as generally positive as the massive doses of economic stimulus began to take hold. Corporate earnings were solid in the first and second quarters of 2003, providing a strong boost to the markets. Additionally, investors reacted positively to the coalition forces early successes in Iraq.

Several factors in the Fund contributed positively to performance throughout the year. Superior stock selection resulted in success in names such as Advanced Auto Parts (2.5%), Biovail (1.6%) and Intersil (2.8%). In the first half of the year, allocations to the Consumer Discretionary and Energy sectors provided superior performance relative to the market. In the early stages of the market rally, the Fund benefited as investors demanded higher quality growth stocks leveraged to a recovery.

While the Fund returned double-digit absolute performance for the fiscal year, it modestly underperformed its benchmark. There are several reasons for this. First, the Fund's investment in the Broadcasting & Cable industry proved to be disappointing, as the small-cap market advertising recovery has been slow to materialize. Second, the Fund's allocation to the Energy sector, while providing an advantage in the early part of the reporting period, later proved to be detrimental to relative performance. Finally, investors' appetite for risk increased throughout the year and higher quality growth stocks, such as those held by the Fund, were cast off in favor of higher beta (more volatile) names.†

For explanations of indexes and other notes, please refer to page 67.

Annual Report -- Commentary            Marshall Small-Cap Growth Fund

[Photo of Sean McLeod]

Fund Manager: Sean McLeod, CFA

Investment Experience: 7 years

Education: M.S. and B.B.A. degrees University of Wisconsin-Madison

Analyst: Robert S. McDougall, CFA

The last five months of the fiscal year ended August 2003 saw all major U.S. indexes returning positive performance. This market rally, which followed 32 months of poor performance, can be attributed to investors' belief that historically low interest rates, aggressive Federal Reserve Board stimulus and the Bush Administration tax cuts would result in rising U.S. corporate profits. Second quarter U.S. corporate profits generally exceeded expectations, which partially confirmed investor expectations and added further fuel to the market rally. The rally in our Fund was led by strength in the Information Technology (+58.6%) and Healthcare (+40.1%) sectors.

Throughout the year, the Fund followed its disciplined strategy and invested in sectors benefiting from attractive secular trends and in companies with lasting competitive advantages, strong balance sheets and good management teams. The Fund's sensitivity to stock valuation remained a major factor in each decision to over or underweight certain sectors. The overweight position in the performance-charged Information Technology sector gave the Fund a solid return advantage relative to the Russell 2000 Growth Index.** Exposure to names within the Biotech industry, such as Xoma (2.5)% and Celgene† also contributed to the Fund's outperformance. Additionally, the tactical decision to avoid the Industrial sector contributed positively, as this sector lagged the universe as a whole.

While the Fund performed exceedingly well throughout the year on both an absolute and relative basis, there were a few challenges. The Fund's over-exposure to the Consumer Discretionary sector dampened performance, as this sector lagged the Russell 2000 Growth Index. In addition, the Financials sector lagged the universe as a whole.

For explanations of indexes and other notes, please refer to page 68.

Annual Report -- Commentary            Marshall International Stock Fund

[Photo of Daniel R. Jaworski]

Fund Manager: Daniel R. Jaworski, CFA

Investment Experience: 15 years

Education: M.B.A. degree, University of Minnesota;
B.A. degree, Concordia College

Analyst: BPI Global Asset Management Team

Over the last 12 months, the international equity markets experienced dramatic fluctuations caused by changes in the geopolitical and economic scene. In September 2002, a market sell-off was followed by a strong rally that lasted through October and November. Over the next four months, as the situation in Iraq continued to deteriorate, the markets moved back into negative territory. The second quarter of 2003 began amidst a rally fueled in part by hopes that the war with Iraq would end quickly. Successes in Iraq, along with signs of an improving global economy, better than expected corporate earnings reports, the Bush Administration tax-cuts and interest rate reductions by both the European Central Bank and the Federal Reserve Board bolstered international markets. July and August offered international investors solid performance, which contributed to positive fiscal year-end performance.

The Fund had many bright spots during the last year. The decision to tactically overweight the allocation to the Information Technology sector contributed positively to performance. Top performers within the Information Technology sector included SAP†, Canon (2.0%) and ARM Holdings (1.0%). Stock selection in the Energy and Consumer Discretionary sectors also contributed positively to performance. Within these sectors YUKOS (1.2%), PetroChina†, Yahoo Japan (0.5%) and WPP Group (0.8%) delivered impressive gains. Also additive to performance was a conscious underweight position in Japan and meaningful exposure to emerging market stocks.

The Fund's relative underperformance during the period can be attributed to holdings in the Industrial, Financials and Telecommunications sectors. Industrial holdings, EasyJet,† Qantas Airways†, Yamato Transport† and TPG† detracted from performance. The biggest disappointments from the financial sector included European-based insurance companies Swiss Reinsurance†, Aegon (0.9%) and ING Groep (1.1%). The Fund's telecommunications holdings were up but underperformed the international peer group as a whole. This primarily occurred because of the strong outperformance of several telecommunications companies that did not meet the Fund's strict buy criteria and therefore, were not held.

For explanations of indexes and other notes, please refer to page 68.

Annual Report -- Commentary            Marshall Government Income Fund

[Photo of Jason D. Weiner]

Fund Manager: Jason D. Weiner, CFA

Investment Experience: 14 years

Education: B.S. degree, Marquette University

Analyst: Salvadore D. Amato

The financial markets experienced a massive shift in investor sentiment from extreme pessimism to a constructive outlook for the global economy during our fiscal year. The mortgage market also experienced a confluence of extraordinary events over the last twelve months. Mortgage rates plummeted to generational lows, which fueled an exceptionally strong housing market and record refinancing activity. This unprecedented activity resulted in record issuance, a significant increase in prepayments and general anxiety among investors in mortgage-backed securities (MBS). Late in the reporting period, interest rates spiked dramatically off historic lows, causing MBS to underperform significantly. Prepayment uncertainties and interest rate volatility further impaired MBS performance versus other sectors of the bond market in the final months of the fiscal year.

The Fund experienced modest underperformance during the first three quarters of the fiscal year due mostly to an exposure to high-coupon mortgages, which experienced substantial prepayments from refinancing activity. The Fund placed significant emphasis on these more defensive, premium mortgages in anticipation of a rise in interest rates and the potential for extension risk. This strategy proved to be premature as these securities underperformed as rates continued to fall. The Fund generated significant outperformance during the last two months of the fiscal year as rates rose dramatically and the strategy succeeded. In addition, a tactical reduction in the interest rate sensitivity of the Fund when rates reached record lows in June was also additive to portfolio performance.

The Fund opportunistically added to positions in current coupon MBS to structure the Fund closer to the index weightings in this particular area of the mortgage market. The Fund continued to maintain a predominant allocation to MBS due to their compelling yields in a historically low interest rate environment. The Fund sought good representation across the MBS sector for the purpose of sound diversification. Selectivity was of heightened importance with a focus on enhancing yield and providing consistent total returns.

For explanations of indexes and other notes, please refer to page 68.

Annual Report -- Commentary            Marshall Intermediate Bond Fund

[Photo of Jason D. Weiner]

Fund Manager: Jason D. Weiner, CFA

Investment Experience: 14 years

Education: B.S. degree, Marquette University

Analysts: Blane D. Dexheimer, CFA and Andrew M. Reed

During the last twelve months, the financial markets experienced a massive shift in investor sentiment from extreme pessimism related to corporate malfeasance, uninspiring fundamentals, economic uncertainty and continued geopolitical risk to become rather confident about the future of the global economy. Investors favored riskier assets such as equities and corporate bonds in this improved environment. In fact, corporate bonds turned in a stellar performance during our fiscal year as improved earnings combined with solid market technicals bolstered valuations for this sector, particularly for BBB rated securities. The U.S. domestic corporate bond market has been supported by an economic upswing that was on a solid trajectory while credit technicals remained robust.

The Fund benefited from an overweight in fundamentally improving sectors of the corporate bond market that offered a compelling yield advantage relative to other sectors. Specifically, the Fund was overweight in the BBB rated Auto, Cable/Media and Telecommunication sectors as they offered substantial positive fundamental momentum and meaningful yield enhancement versus the broader bond market. The Fund's underweights included the Energy, Non-corporate, Non-captive Finance and Retail sectors, as these were not attractive based on their rich valuations. Additionally, the Fund's more defensive portfolio duration, which was established in June, was additive to portfolio performance as interest rates rose modestly during the last few months of the fiscal year. Prepayment uncertainties and interest rate volatility impaired performance for mortgage-backed securities. Our modest allocation to this sector had a very small impact on portfolio performance.

Selectivity within the corporate bond allocation was paramount throughout the reporting period as we focused on opportunistically enhancing yield and overall total return in this historically low interest rate environment. Throughout the fiscal year we continued to emphasize our disciplined, well-diversified portfolio approach while remaining mindful of the uncertainties inherent in this challenging economic environment.

For explanations of indexes and other notes, please refer to page 68.

Annual Report -- Commentary            Marshall Intermediate Tax-Free Fund

[Photo of John D. Boritzke]

Fund Manager: John D. Boritzke, CFA

Investment Experience: 20 years

Education: B.S. and M.B.A. degrees, Marquette University

Analyst: Andrew M. Reed

During the Fund's latest fiscal year, the Federal Reserve Board lowered short-term interest rates in two steps, amounting to a 75 basis point reduction. Influenced by this policy, the municipal yield curve shifted to a steeper configuration. For example, yield levels for a two-year maturity municipal bond declined approximately 25 basis points, but in the ten-year part of the yield curve rates rose by the same amount. Throughout the reporting period, the "sweet spot" of the total return profile for overall municipal bond performance was the 5-year segment of the yield curve.

The Fund's positioning in the shorter end of the yield curve was advantageous to performance. Demand for intermediate-term municipal bonds remained strong as investors grappled with negligible money-market yields, yet avoided longer maturities in order to protect themselves from buying at historically low yield levels.

The fiscal health of many states and local municipalities has deteriorated along with the decline in tax revenue since the last recession. Municipal issuers have been forced to borrow money to fund budgetary shortfalls, while also restructuring existing debt where possible to minimize borrowing costs. Taxes have been raised, some services have been cut, but many problems remain.

The Fund steered clear of committing investment dollars into municipal credits that faced the most severe strains. For example, by avoiding an exposure to California, the Fund did not suffer from the relatively weak performance of this huge issuer. Although many weakened issuers are far from default candidates, certain regions are best avoided until a clear sign emerges that all bad news is reflected into bond prices.

For explanations of indexes and other notes, please refer to page 68.

Annual Report -- Commentary            Marshall Short-Term Income Fund

[Photo of Richard M. Rokus]

Fund Manager: Richard M. Rokus, CFA

Investment Experience: 11 years

Education: B.B.A. degree, University of Wisconsin-Whitewater

Analyst: Blane D. Dexheimer, CFA

The fiscal year ending August 2003 brought great volatility to the bond market. Investors remained cautious in the wake of a sluggish economic recovery, geopolitical uncertainty and the remnants of last year's corporate scandals. Over the course of the year, interest rates were mixed across the yield curve with one-year and shorter securities down by over 50 basis points, and longer issues up by as much as 64 basis points. During the months of May and June the bond market saw rates drop to levels not seen in more than 40 years. These historically low rates prompted homeowners to refinance their home mortgages in record numbers. As a result of the refinancing wave, mortgage-backed securities (MBS) underperformed many other types of fixed income investments.

The Fund's allocation to corporate notes proved to be beneficial as the accounting scandals that caused yields on corporate bonds to rise and prices to plummet (yield and price move inversely) in 2002 were, for the most part resolved. As 2003 progressed, corporate bond yields came down significantly as fears over further scandals waned. This counteracted the effects of the rising interest rate environment and led to positive price returns for corporates issues. The Fund also benefited from its allocation to Government Agency securities, which provided additional returns as Agency yield spread relative to U.S. Treasury Securities narrowed. Finally, the Fund's relatively low allocation to MBS contributed positively to performance because, as discussed above, these issues suffered from the continual wave of refinancing activity.

While outperforming overall, the Fund's performance was negatively affected by several factors. Most notably was the holding of an airline-backed enhanced equipment trust certificate. Continued turmoil in the airline industry led to a significant write-down on the security's value. The Fund also lost performance from the further decline and subsequent liquidation of a small holding of the Osprey Trust.

For explanations of indexes and other notes, please refer to page 69.

Annual Report -- Commentary            Marshall Money Market Fund

[Photo of Richard M. Rokus]

Fund Manager: Richard M. Rokus, CFA

Investment Experience: 11 years

Education: B.B.A. degree, University of Wisconsin-Whitewater

Analyst: Blane D. Dexheimer, CFA

During the fiscal year ended August 31, 2003, the Federal Reserve Board (the "Fed") lowered the Federal Funds overnight lending rate from 1.75% to a new historical low of 1.00%. The yields on most money market instruments followed this dramatic decline, which has produced a challenging environment for money market fund managers.

The Fund's outperformance relative to peers can be attributed to several strategies that proved successful. The Fund's allocations to corporate-backed repurchase agreements generated greater performance relative to repurchase agreements backed by government or money market securities. Another positive factor was the Fund's continued investment in floating rate notes, which provided superior returns over commercial paper. The Fund's allocation to master notes, funding agreements and fixed rate corporate notes also contributed positively to performance. To capture additional performance, the Fund extended the average dollar-weighted maturity of the Fund slightly to 60 days by purchasing one-year fixed rate corporate notes. The corporates notes provided an additional performance advantage to the Fund as they offered a higher rate of return than similar maturity agency securities, treasury securities or certificates of deposit.

The Fund's performance was negatively affected by the drop in rates by the Fed which drove down yields on money market fund eligible securities to historical lows. While the Fund employed many strategies in an attempt to counteract the low yields, performance was still adversely affected. An additional factor that hindered performance was the shorter average dollar-weighted maturity needed to maintain the Fund's AAA rating by Fitch, Inc.† This constraint prevented the Fund from taking full advantage of the higher yields available at the longer end of the money market yield curve.

For explanations of indexes and other notes, please refer to page 69.

August 31, 2003

Portfolio of Investments

Equity Income Fund

Description	Shares	Value
Common Stocks -- 98.0%
Consumer Discretionary -- 4.8%
Auto Parts & Equipment -- 0.3%
Delphi Corp.	110,000	$996,600

Automobile Manufacturers -- 0.8%
General Motors Corp.	63,600	2,613,960

Department Stores -- 1.2%
May Department Stores Co.	94,700	2,611,826
Sears, Roebuck & Co.	38,000	1,672,760

		4,284,586

Distributors -- 0.4%
Genuine Parts Co.	40,700	1,303,214

Home Furnishings -- 0.4%
Leggett and Platt, Inc.	63,100	1,461,396

Household Appliances -- 0.8%
Maytag Corp.	62,000	1,680,200
Stanley Works	39,900	1,207,773

		2,887,973

Housewares & Specialties -- 0.4%
Newell Rubbermaid, Inc.	24,500	581,875
Tupperware Corp.	47,000	767,510

		1,349,385

Photographic Products -- 0.2%
Eastman Kodak Co.	23,700	660,993

Publishing -- 0.3%
Dow Jones & Co., Inc.	26,000	1,104,220

Total Consumer Discretionary		16,662,327

Consumer Staples -- 11.7%
Household Products -- 4.0%
Clorox Co.	24,000	1,028,400
Kimberly-Clark Corp.	111,600	5,703,876
Procter & Gamble Co.	83,300	7,271,257

		14,003,533

Packaged Foods/Meats -- 2.2%
Campbell Soup Co.	28,400	687,280
ConAgra Foods, Inc.	29,000	638,000
General Mills, Inc.	17,700	820,572
Heinz (H.J.) Co.	66,600	2,155,176
Kellogg Co.	61,000	2,045,330
Sara Lee Corp.	63,000	1,195,740

		7,542,098

Personal Products -- 0.7%
Gillette Co.	78,900	2,561,094

Retail-Food Package -- 0.6%
Albertson's, Inc.	94,000	1,975,880

Soft Drinks -- 2.1%
Coca-Cola Co.	166,000	7,224,320

Common Stocks (continued)
Consumer Staples (continued)
Tobacco -- 2.1%
Altria Group, Inc.	159,000	$6,553,980
UST, Inc.	26,000	868,400

		7,422,380

Total Consumer Staples		40,729,305

Energy -- 9.1%
Oil & Gas Equipment/ Services -- 0.2%
Halliburton Co.	29,000	701,220

Oil & Gas Exploration/ Products -- 0.2%
Kerr-McGee Corp.	20,400	896,580

Oil & Gas Integrated -- 8.7%
Amerada-Hess Corp.	33,000	1,555,950
ChevronTexaco Corp.	87,434	6,371,316
ConocoPhillips	55,094	3,076,449
Exxon Mobil Corp.	472,152	17,800,130
Occidental Petroleum Corp.	42,600	1,462,458

		30,266,303

Total Energy		31,864,103

Financials -- 28.2%
Asset Management -- 1.1%
Bank of New York Co., Inc.	61,500	1,809,330
Mellon Financial Corp.	61,100	1,915,485

		3,724,815

Diversified Banks -- 9.2%
Bank of America Corp.	122,600	9,716,050
Bank One Corp.	77,400	3,054,978
Comerica, Inc.	18,300	902,922
FleetBoston Financial Corp.	63,820	1,888,434
U.S. Bancorp	165,500	3,955,450
Wachovia Corp.	101,800	4,290,870
Wells Fargo & Co.	162,700	8,157,778

		31,966,482

Diversified Capital Market -- 1.4%
J.P. Morgan Chase & Co.	145,150	4,967,033

Diversified Financial Services -- 4.0%
Citigroup, Inc.	321,738	13,947,342

Insurance-Brokers -- 0.9%
Marsh & McLennan Cos., Inc.	60,800	3,040,000

Insurance-Multi-line -- 0.5%
Hartford Financial Services Group, Inc.	30,100	1,601,922

Insurance-Life/Health -- 0.9%
Jefferson-Pilot Corp.	41,200	1,823,924
Lincoln National Corp.	39,800	1,409,716

		3,233,640

Common Stocks (continued)
Financials (continued)
Insurance-Property/ Casualty -- 0.9%
Allstate Corp.	63,000	$2,252,250
Cincinnati Financial Corp.	18,500	746,475

		2,998,725

Investment Bank & Brokerage -- 1.4%
Morgan Stanley	102,800	5,015,612

Real Estate Investment Trust -- 0.9%
Apartment Investment & Management Co., Class A	24,000	925,200
Equity Office Properties Trust	52,000	1,446,640
Equity Residential Properties Trust	32,000	930,560

		3,302,400

Regional Banks -- 4.0%
Amsouth Bancorporation	103,400	2,227,236
BB&T Corp.	35,800	1,307,416
Charter One Financial, Inc.	31,000	961,000
Fifth Third Bancorp	38,900	2,279,540
National City Corp.	39,900	1,264,032
North Fork Bancorporation, Inc.	37,500	1,266,375
Regions Financial Corp.	31,400	1,107,164
SouthTrust Corp.	21,300	617,487
SunTrust Banks, Inc.	34,000	2,078,420
Synovus Financial Corp.	43,300	1,058,685

		14,167,355

Thrifts & Mortgage Financials -- 3.0%
Fannie Mae	74,400	4,820,376
Freddie Mac	52,000	2,763,800
Washington Mutual, Inc.	77,800	3,032,644

		10,616,820

Total Financials		98,582,146

Healthcare -- 15.1%
Healthcare Equipment -- 0.3%
Baxter International, Inc.	40,000	1,124,000

Healthcare Managed Care -- 0.4%
CIGNA Corp.	30,000	1,430,400

Pharmaceuticals -- 14.4%
Abbott Laboratories	117,450	4,733,235
Bristol-Myers Squibb Co.	306,600	7,778,442
Johnson & Johnson	89,700	4,447,326
Lilly (Eli) & Co.	89,150	5,931,149
Merck & Co., Inc.	206,700	10,401,144
Pfizer, Inc.	409,700	12,258,224

Common Stocks (continued)
Healthcare (continued)
Pharmaceuticals (continued)
Wyeth	105,200	$4,507,820

		50,057,340

Total Healthcare		52,611,740

Industrials -- 12.4%
Aerospace/Defense -- 3.0%
Boeing Co.	67,000	2,505,130
Goodrich (B.F.) Co.	31,900	830,357
Honeywell International, Inc.	98,900	2,867,111
Northrop Grumman Corp.	19,500	1,861,860
Raytheon Co.	79,000	2,532,740

		10,597,198

Air Freight & Logistics -- 0.2%
Ryder Systems, Inc.	26,000	780,780

Electrical Components -- 1.0%
Emerson Electric Co.	42,000	2,341,920
Cooper Industries, Inc., Class A	21,500	1,094,135

		3,436,055

Industrial Conglomerates -- 5.9%
3M Co.	29,200	4,160,124
General Electric Co.	560,000	16,559,200

		20,719,324

Machinery Industrial -- 0.6%
Dover Corp.	51,500	1,958,030

Railroads -- 0.3%
Burlington Northern Santa Fe	40,300	1,142,505

Services Diversified/ Commercial -- 0.3%
Deluxe Corp.	21,000	896,700

Services-Office/ Supplies -- 1.1%
Avery Dennison Corp.	47,700	2,611,575
Pitney Bowes, Inc.	34,500	1,345,500

		3,957,075

Total Industrials		43,487,667

Information Technology -- 0.9%
Communications Equipment -- 0.5%
Motorola, Inc.	163,800	1,757,574

Services-Data Processing -- 0.4%
Electronic Data Systems Corp.	62,500	1,364,375

Total Information Technology		3,121,949

Materials -- 4.9%
Aluminum -- 0.6%
Alcoa, Inc.	78,100	2,230,536

Common Stocks (continued)
Materials (continued)
Chemicals Agriculture/ Fertilizer -- 0.2%
Monsanto Co.	28,500	$732,735

Chemicals Diversified -- 2.0%
Dow Chemical Co.	82,608	2,852,454
Du Pont (E.I.) de Nemours & Co.	90,700	4,057,918

		6,910,372

Chemicals Specialty -- 0.3%
International Flavors & Fragrances, Inc.	34,500	1,086,750

Construction Materials -- 0.3%
Vulcan Materials Co.	22,800	944,148

Industrial Gases -- 0.4%
Air Products & Chemicals, Inc.	27,800	1,315,496

Paper Products -- 0.9%
Georgia-Pacific Corp.	40,900	947,653
International Paper Co.	26,900	1,090,795
MeadWestvaco Corp.	50,000	1,267,500

		3,305,948

Steel -- 0.2%
Nucor Corp.	14,000	719,740

Total Materials		17,245,725

Telecommunications Services-- 6.3%
Integrated Telecommunication Services -- 6.3%
AT&T Corp.	44,700	996,810
Alltel Corp.	13,500	618,300
BellSouth Corp.	162,300	4,089,960
SBC Communications, Inc.	317,332	7,136,797
Verizon Communications, Inc.	256,590	9,062,759

Total Telecommunications Services		21,904,626

Utilities -- 4.6%
Electric Utilities -- 3.8%
American Electric Power Co., Inc.	30,800	871,948
Cinergy Corp.	26,000	889,720
Consolidated Edison Co.	24,500	968,485
Exelon Corp.	40,800	2,403,120
FirstEnergy Corp.	49,100	1,436,666
Pinnacle West Capital Corp.	39,900	1,368,570
PPL Corp.	29,200	1,158,364
Progress Energy, Inc.	44,500	1,801,805
Southern Co.	62,500	1,773,750
TECO Energy, Inc.	70,000	828,100

		13,500,528

Gas Utilities -- 0.2%
KeySpan Corp.	17,500	590,625

Common Stocks (continued)
Utilities (continued)
Multi-Utilities -- 0.6%
Duke Energy Corp.	120,300	$2,054,724

Total Utilities		16,145,877

Total Common Stocks (identified cost $304,690,589)		342,355,465

Repurchase Agreement -- 1.6%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $5,524,220 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2016 (at amortized cost)	$5,523,600	5,523,600

Total Investments -- 99.6% (identified cost $310,214,189)		347,879,065

Other Net Assets and Liabilities-Net -- 0.4%		1,352,838

Total Net Assets -- 100%		$349,231,903

Large-Cap Growth & Income Fund

Description	Shares	Value
Common Stocks -- 98.7%
Consumer Discretionary -- 11.9%
Broadcasting & Cable -- 1.4%
Clear Channel Communications, Inc.	24,400	$1,100,928
Comcast Corp., Class A(1)	85,000	2,528,750

		3,629,678

Department Stores -- 2.3%
Kohl's Corp.(1)(2)	94,500	5,977,125

Footwear -- 0.7%
Nike, Inc., Class B(2)	32,000	1,823,360

General Merchandise -- 1.3%
Dollar Tree Stores, Inc.(1)	88,200	3,460,086

Movies & Entertainment -- 2.8%
AOL Time Warner, Inc.(1)	194,500	3,182,020
Viacom, Inc., Class B	50,300	2,263,500
Walt Disney Co.	91,300	1,871,650

		7,317,170

Retail-Components/ Electronics -- 1.4%
Best Buy Co., Inc.(1)(2)	70,400	3,661,504

Retail-Home Improvement -- 1.0%
Lowe's Cos., Inc.	46,500	2,550,990

Common Stocks (continued)
Consumer Discretionary (continued)
Specialty Stores -- 1.0%
Office Depot, Inc.(1)	40,000	$729,600
Staples, Inc.(1)	81,000	1,995,030

		2,724,630

Total Consumer Discretionary		31,144,543

Consumer Staples -- 9.0%
Household Products -- 1.3%
Procter & Gamble Co.	39,780	3,472,396

Hypermarkets & Supercenters -- 3.1%
Wal-Mart Stores, Inc.	135,930	8,042,978

Personal Products -- 1.4%
Estee Lauder Cos., Inc., Class A	62,120	2,142,519
Gillette Co.	47,000	1,525,620

		3,668,139

Soft Drinks -- 2.2%
Coca-Cola Co.(2)	81,114	3,530,081
PepsiCo, Inc.	48,500	2,160,190

		5,690,271

Tobacco -- 1.0%
Altria Group, Inc.	60,000	2,473,200

Total Consumer Staples		23,346,984

Energy -- 5.7%
Oil & Gas-Drilling -- 1.1%
Noble Corp.(1)	28,350	1,025,703
Transocean Sedco Forex, Inc.(1)	90,000	1,900,800

		2,926,503

Oil & Gas-Equipment & Services -- 0.6%
Baker Hughes, Inc.	46,870	1,568,270

Oil & Gas-Integrated -- 4.0%
BP PLC, ADR	27,000	1,126,440
ConocoPhillips	44,660	2,493,814
Exxon Mobil Corp.	181,000	6,823,700

		10,443,954

Total Energy		14,938,727

Financials -- 21.3%
Asset Management -- 1.4%
Bank of New York Co., Inc.	81,000	2,383,020
Federated Investors, Inc.	23,700	695,832
Franklin Resources, Inc.	16,000	691,040

		3,769,892

Consumer Finance -- 2.4%
American Express Co.	140,000	6,307,000

Common Stocks (continued)
Financials (continued)
Diversified Banks -- 3.5%
Bank of America Corp.	41,900	$3,320,575
Comerica, Inc.(2)	25,800	1,272,972
U.S. Bancorp	118,000	2,820,200
Wells Fargo & Co.	31,000	1,554,340

		8,968,087

Diversified Financial Services -- 2.6%
Citigroup, Inc.	156,300	6,775,605

Insurance-Multi-Line -- 3.6%
American International Group, Inc.	72,500	4,318,825
Hartford Financial Services Group, Inc.	96,400	5,130,408

		9,449,233

Insurance-Property & Casualty -- 2.2%
Chubb Corp.	47,000	3,193,180
Travelers Property Casualty Corp., Class A	166,000	2,554,740

		5,747,920

Investment Bank & Brokerage -- 3.9%
Goldman Sachs Group, Inc.	79,500	7,034,955
Morgan Stanley	61,400	2,995,706

		10,030,661

Thrifts & Mortgage Finance -- 1.7%
Federal Home Loan Mortgage Corp.	55,490	2,949,294
MGIC Investment Corp.	27,000	1,521,990

		4,471,284

Total Financials		55,519,682

Healthcare -- 13.2%
Biotechnology -- 1.2%
Amgen, Inc.(1)	38,900	2,563,510
Medimmune, Inc.(1)	16,000	557,920

		3,121,430

Healthcare-Distributors -- 1.0%
Cardinal Health, Inc.	45,000	2,561,850

Healthcare-Equipment -- 3.3%
Boston Scientific Corp.(1)	85,000	5,108,500
Guidant Corp.	32,400	1,626,480
Medtronic, Inc.	35,000	1,735,300

		8,470,280

Pharmaceuticals -- 7.7%
Abbott Laboratories	67,400	2,716,220
Forest Laboratories, Inc., Class A(1)	10,000	470,000
Johnson & Johnson	51,000	2,528,580
Lilly (Eli) & Co.	33,000	2,195,490
Merck & Co., Inc.	54,470	2,740,930
Common Stocks (continued)
Healthcare (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	252,508	$7,555,039
Wyeth	46,000	1,971,100

		20,177,359

Total Healthcare		34,330,919

Industrials -- 11.2%
Aerospace & Defense -- 1.3%
Boeing Co.	24,000	897,360
Northrop Grumman Corp.	26,000	2,482,480

		3,379,840

Industrial Conglomerates -- 6.6%
3M Co.	31,000	4,416,570
General Electric Co.	383,010	11,325,606
Tyco International Ltd.	68,000	1,399,440

		17,141,616

Machinery Construction & Farm -- 1.1%
Caterpillar, Inc.	30,000	2,154,900
Deere & Co.	14,500	819,395

		2,974,295

Machinery Industrial -- 1.7%
Parker-Hannifin Corp.(2)	90,000	4,456,800

Trucking -- 0.5%
Swift Transportation Co.(1)	57,600	1,232,064

Total Industrials		29,184,615

Information Technology -- 18.4%
Communications Equipment -- 1.5%
Cisco Systems, Inc.(1)	204,100	3,908,515

Computer Hardware -- 2.9%
Dell, Inc.(1)	41,000	1,337,830
Hewlett-Packard Co.	86,000	1,713,120
International Business Machines Corp.	54,940	4,505,630

		7,556,580

Computer Storage/ Peripherals -- 0.2%
EMC Corp. Mass	46,600	594,150

Electronic Manufacturing Services -- 1.0%
Flextronics International Ltd.(1)	194,000	2,617,060

Exchange Traded Funds -- 1.7%
NASDAQ 100 Shares (1)(2)	130,000	4,340,700

Common Stocks (continued)
Information Technology (continued)
Semiconductors -- 2.8%
Intel Corp.	187,500	$5,366,250
Novellus Systems, Inc.(1)	6,300	251,748
STMicroelectronics N.V.	23,000	573,620
Texas Instruments, Inc.	50,000	1,192,500

		7,384,118

Services-Data Processing -- 1.6%
Computer Sciences Corp.(1)	97,200	4,137,804

Systems Software -- 6.7%
BMC Software, Inc.(1)	86,000	1,262,480
Microsoft Corp.	375,940	9,969,929
Oracle Corp.(1)	200,000	2,556,000
Symantec Corp.(1)(2)	62,000	3,560,660

		17,349,069

Total Information Technology		47,887,996

Materials -- 5.0%
Aluminum -- 1.5%
Alcoa, Inc.	136,100	3,887,016

Chemicals-Diversified -- 0.5%
Dow Chemical Co.	34,500	1,191,285

Forest Products -- 1.5%
Weyerhaeuser Co.	68,000	4,046,000

Industrial Gases -- 1.5%
Praxair, Inc.	60,000	3,829,200

Total Materials		12,953,501

Telecommunication Services -- 2.2%
Integrated Telecommunication Services -- 1.5%
BellSouth Corp.	51,700	1,302,840
SBC Communications, Inc.	80,000	1,799,200
Verizon Communications, Inc.	26,000	918,320

		4,020,360

Wireless Telecom Services -- 0.7%
AT&T Wireless Services, Inc.(1)	210,000	1,810,200

Total Telecommunication Services		5,830,560

Utilities -- 0.8%
Exchange Traded Funds -- 0.8%
Amex Utilities Select Index	105,000	2,209,200

Total Common Stocks (identified cost $194,607,386)		257,346,727

Investment for Collateral Pool for Securities on Loan -- 5.7% (See Note 2 of the Financial Statements) (identified cost $14,869,200)		$14,869,200

Repurchase Agreement -- 1.3%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $3,358,092 on 9/2/2003, collateralized by a U.S. Government Agency Obligation maturing 1/15/2014 (at amortized cost)	$3,357,715	3,357,715

Total Investments -- 105.7% (identified cost $212,834,301)		275,573,642

Other Net Assets and Liabilities-Net -- (5.7)%		(14,938,820)

Total Net Assets -- 100%		$260,634,822

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks -- 95.9%
Consumer Discretionary -- 6.8%
Auto Parts & Equipment -- 1.2%
Johnson Controls, Inc.	33,000	$3,267,000

HomeBuilding -- 1.4%
Centex Corp.	50,000	3,771,000

Hotels/Resorts/ Cruises -- 1.1%
Starwood Hotels & Resorts Worldwide, Inc.(2)	90,000	3,044,700

Leisure Products -- 3.1%
Brunswick Corp.	200,000	5,396,000
Mattel, Inc.	161,100	3,112,452

		8,508,452

Total Consumer Discretionary		18,591,152

Consumer Staples -- 8.8%
Food Distributors -- 1.2%
SUPERVALU, Inc.	133,500	3,217,350

Packaged Foods & Meats -- 1.6%
Smithfield Foods, Inc.(1)	216,300	4,380,075

Retail-Drugs -- 2.7%
CVS Corp.	225,000	7,335,000

Common Stocks (continued)
Consumer Staples (continued)
Retail-Food -- 2.4%
Kroger Co.(1)	345,000	$6,627,450

Soft Drinks -- 0.9%
Coca-Cola Enterprises, Inc.	125,000	2,311,250

Total Consumer Staples		23,871,125

Energy -- 6.8%
Oil & Gas Drilling -- 1.7%
Noble Corp.(1)	130,000	4,703,400

Oil Gas-Equipment/ Services -- 1.5%
Cooper Cameron Corp.(1)	85,000	4,127,600

Oil & Gas Exploration & Products -- 3.6%
Burlington Resources, Inc.	95,000	4,599,900
Noble Energy, Inc.	130,000	5,146,700

		9,746,600

Total Energy		18,577,600

Financials -- 11.8%
Insurance-Life & Health -- 2.8%
Jefferson-Pilot Corp.	70,000	3,098,900
Protective Life Corp.	155,000	4,508,950

		7,607,850

Insurance-Property & Casualty -- 3.2%
ACE Ltd.	123,000	3,960,600
SAFECO Corp.	135,000	4,868,100

		8,828,700

Reinsurance -- 1.6%
PartnerRe Ltd.	86,000	4,296,560

Thrifts & Mortgage Finance -- 4.2%
Countrywide Financial Corp.	85,000	5,767,250
MGIC Investment Corp.	100,000	5,637,000

		11,404,250

Total Financials		32,137,360

Healthcare -- 7.8%
Healthcare- Distributors -- 1.0%
Omnicare, Inc.	83,500	2,830,650

Healthcare-Equipment -- 1.4%
Guidant Corp.	75,000	3,765,000

Healthcare-Facility -- 1.9%
Manor Care, Inc.	185,200	5,111,520

Healthcare-Services -- 1.0%
Covance, Inc.(1)(2)	130,000	2,710,500

Common Stocks (continued)
Healthcare (continued)
Healthcare-Supplies -- 2.5%
Bausch & Lomb, Inc.	163,000	$6,872,080

Total Healthcare		21,289,750

Industrials -- 21.9%
Aerospace & Defense -- 1.7%
Northrop Grumman Corp.	50,000	4,774,000

Commercial Printing -- 1.4%
Donnelley (R.R.) & Sons Co.	148,600	3,735,804

Construction & Engineering -- 1.7%
Fluor Corp.(2)	125,000	4,605,000

Electrical Components -- 3.4%
Hubbell, Inc., Class B	143,700	5,742,252
Rockwell Automation, Inc.	125,000	3,402,500

		9,144,752

Industrial Conglomerates -- 2.1%
ALLETE Inc.	214,900	5,761,469

Machinery Industrial -- 1.4%
Parker-Hannifin Corp.	75,000	3,714,000

Rail Roads -- 1.8%
CSX Corp.	153,000	4,938,840

Services-Diversified Commercials -- 3.3%
Copart, Inc.(1)	105,000	1,054,200
Viad Corp.	215,000	5,134,200
Watson Wyatt & Co. Holdings(1)	120,000	2,773,200

		8,961,600

Services-Employment -- 1.6%
Manpower, Inc.(2)	113,100	4,400,721

Services- Environmental -- 2.0%
Republic Services, Inc.	220,000	5,416,400

Trucking -- 1.5%
Swift Transportation Co.(1)	195,000	4,171,050

Total Industrials		59,623,636

Information Technology -- 12.3%
Communications Equipment -- 1.0%
CommScope, Inc.(1)	270,000	2,775,600

Computer Storage & Peripheral -- 1.1%
Electronics for Imaging, Inc.(1)	144,000	3,084,480

Common Stocks (continued)
Information Technology (continued)
IT Consulting & Services -- 2.6%
American Management System, Inc.(1)	337,000	$4,835,950
Keane, Inc.(1)(2)	160,000	2,356,800

		7,192,750

Office Electronics -- 1.5%
IKON Office Solutions, Inc.	570,000	4,109,700

Semiconductors Equipment -- 0.9%
Teradyne, Inc.(1)	133,300	2,376,739

Services-Data Processing -- 3.4%
Computer Sciences Corp.(1)	105,000	4,469,850
Convergys Corp.(1)	265,600	4,780,800

		9,250,650

Systems Software -- 1.8%
BMC Software, Inc.(1)	330,000	4,844,400

Total Information Technology		33,634,319

Materials -- 12.3%
Construction Materials -- 1.7%
Martin Marietta Materials	117,100	4,476,733

Chemicals & Specialty -- 1.9%
H.B. Fuller Co.	200,100	5,300,649

Diversified Metal & Mining -- 2.1%
Arch Coal, Inc.	247,900	5,689,305

Steel -- 2.2%
Nucor Corp.	115,000	5,912,150

Paper Products -- 2.0%
Bowater, Inc.(2)	127,000	5,500,370

Paper Packaging -- 2.4%
Packaging Corp. of America(1)	145,200	2,924,328
Smurfit-Stone Container Corp.(1)	230,000	3,629,400

		6,553,728

Total Materials		33,432,935

Telecommunication Services -- 3.4%
Integrated Telecommunication Services -- 3.4%
ALLTEL Corp.	93,000	4,259,400
Citizens Communications Co., Class B(2)	450,000	5,130,000

Total Telecommunication Services		9,389,400

Common Stocks (continued)
Utilities -- 4.0%
Electric Utilities -- 4.0%
Cinergy Corp.	90,000	$3,079,800
TECO Energy, Inc.(2)	330,000	3,903,900
Xcel Energy, Inc.	270,000	3,955,500

Total Utilities		10,939,200

Total Common Stocks (identified cost $221,316,467)		261,486,477

Investment for Collateral Pool for Securities on Loan -- 9.5% (See Note 2 of the Financial Statements) (identified cost $26,017,170)		26,017,170

Repurchase Agreement -- 4.8%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $13,075,365 on 9/2/2003, collateralized by a U.S. Government Agency Obligations with various maturities to 4/15/2019 (at amortized cost)	$13,073,898	13,073,898

Total Investments -- 110.2% (identified cost 260,407,535)		300,577,545

Other Net Assets and Liabilities-Net -- (10.2)%		(27,840,798)

Total Net Assets -- 100%		$272,736,747

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks -- 96.2%
Consumer Discretionary -- 20.4%
Advertising -- 2.5%
Lamar Advertising Co.(1)	180,000	$6,013,800

Broadcasting & Cable -- 5.9%
Cox Radio, Inc., Class A(1)	215,000	5,190,100
Mediacom Communications Corp.(1)(2)	390,000	2,667,600
Radio One, Inc., Class D(1)(2)	380,000	6,251,000

		14,108,700

Casinos & Gaming -- 1.6%
MGM Mirage	110,000	3,988,600

General Merchandise -- 1.5%
Dollar Tree Stores, Inc.(1)	90,000	3,530,700

Restaurants -- 1.5%
Ruby Tuesday, Inc.(2)	160,000	3,643,200

Common Stocks (continued)
Consumer Discretionary (continued)
Retail-Apparel -- 1.9%
Stage Stores, Inc.(1)(2)	165,000	$4,605,150

Specialty Stores -- 5.5%
Advance Auto Parts, Inc.(1)	80,000	5,972,000
Michaels Stores, Inc.(2)	80,000	3,636,000
PetSmart, Inc.(2)	150,000	3,588,000

		13,196,000

Total Consumer Discretionary		49,086,150

Consumer Staples -- 2.7%
Food Distributors -- 1.8%
Performance Food Group Co.(1)(2)	110,000	4,313,100

Soft Drinks -- 0.9%
Cott Corp.(1)(2)	100,000	2,324,000

Total Consumer Staples		6,637,100

Energy -- 9.4%
Oil & Gas Drilling -- 4.4%
Nabors Industries Ltd.(1)(2)	100,000	4,015,000
Noble Corp.(1)	120,000	4,341,600
Pride International, Inc.(1)(2)	130,000	2,221,700

		10,578,300

Oil & Gas Exploration & Production -- 5.0%
Devon Energy Corp.	65,000	3,363,750
Forest Oil Corp.	50,000	1,162,500
Noble Energy, Inc.	100,000	3,959,000
Pioneer Natural Resources, Inc.	140,000	3,550,400

		12,035,650

Total Energy		22,613,950

Financials -- 7.6%
Insurance-Life & Health -- 1.1%
Lincoln National Corp.	75,000	2,656,500

Insurance-Property & Casualty -- 2.4%
Ambac Financial Group, Inc.	90,000	5,842,800

Reinsurance -- 3.0%
PartnerRe Ltd.	145,000	7,244,200

Thrifts & Mortgage Finance -- 1.1%
MGIC Investment Corp.	45,000	2,536,650

Total Financials		18,280,150

Healthcare -- 22.9%
Biotechnology -- 3.6%
Cephalon, Inc.(1)(2)	45,000	1,995,750
CV Therapeutics, Inc.(1)(2)	55,000	1,410,750
Gilead Sciences, Inc.(1)(2)	40,000	2,668,000
Common Stocks (continued)
Healthcare (continued)
Biotechnology (continued)
Medimmune, Inc.(1)	75,000	$2,615,250

		8,689,750

Healthcare-Distributors -- 4.7%
AmerisourceBergen Corp.	55,000	3,201,550
Omnicare, Inc.	140,000	4,746,000
Priority HealthCare Corp., Class B(1)(2)	160,000	3,379,200

		11,326,750

Healthcare Equipment -- 3.1%
American Medical Systems Holdings, Inc.(1)(2)	195,000	4,048,200
Bio Rad Laboratories, Inc., Class A(1)	15,000	767,250
St. Jude Medical, Inc.	50,000	2,603,500

		7,418,950

Healthcare-Services -- 4.2%
AdvancePCS(1)(2)	80,000	3,214,400
Caremark Rx, Inc.(1)	125,000	3,141,250
Covance, Inc.(1)(2)	60,000	1,251,000
Pharmaceutical Product Development, Inc.(1)	95,000	2,423,450

		10,030,100

Pharmaceuticals -- 7.3%
Allergan, Inc.	30,000	2,383,800
Barr Laboratories, Inc.(1)	40,000	2,706,800
Biovail Corp.(1)(2)	90,000	3,737,700
Medicis Pharmaceutical Corp., Class A(2)	55,000	3,359,400
SICOR, Inc.(1)	130,000	2,580,500
Teva Pharmaceutical Industries Ltd., ADR	50,000	2,935,600

		17,703,800

Total Healthcare		55,169,350

Industrials -- 8.7%
Airfreight & Logistics -- 3.0%
Expeditors International Washington, Inc.(2)	35,000	1,319,850
Hunt (J.B.) Transportation Services, Inc.(1)	70,000	3,479,000
UTI Worldwide, Inc.(2)	65,000	2,372,500

		7,171,350

Construction & Engineering -- 0.7%
Chicago Bridge & Iron Co., N.V.	65,000	1,736,800

Electrical Components -- 0.6%
Rockwell Automation, Inc.	50,000	1,361,000

Common Stocks (continued)
Industrials (continued)
Machinery Industrial -- 1.8%
ITT Industries, Inc.	35,000	$2,277,800
SPX Corp.	40,000	1,974,000

		4,251,800

Services-Diversified & Commercial -- 2.6%
ChoicePoint, Inc.(1)	75,000	2,943,750
FTI Consulting, Inc.(1)(2)	135,000	3,375,000

		6,318,750

Total Industrials		20,839,700

Information Technology -- 23.3%
Application Software -- 3.7%
Business Objects SA, ADR(1)(2)	160,000	4,324,800
Documentum, Inc.(1)	135,000	2,770,200
Manhattan Associates, Inc.(1)(2)	60,000	1,777,800

		8,872,800

Communications Equipment -- 0.9%
McData Corp., Class A(1)	225,000	2,283,750

Electronic Equipment -- 1.2%
Vishay Intertechnology, Inc.(1)	170,000	2,799,900

IT Consulting & Services -- 0.6%
BearingPoint, Inc.(1)	180,000	1,476,000

Semiconductors -- 3.6%
Fairchild Semiconductor International, Inc., Class A(1)	110,000	1,947,000
Intersil Corp.(1)	230,000	6,699,900

		8,646,900

Semiconductors Equipment -- 3.6%
ATMI, Inc.(1)(2)	80,000	2,238,400
Entegris, Inc.(1)(2)	180,000	2,649,600
MKS Instruments, Inc.(1)	135,000	3,715,200

		8,603,200

Services-Data Processing -- 9.7%
Affiliated Computer Services, Inc., Class A(1)(2)	85,000	4,216,850
Alliance Data Systems Corp.(1)(2)	130,000	3,848,000
BISYS Group, Inc.(1)(2)	220,000	4,037,000
Certegy, Inc.	110,000	3,327,500
Computer Sciences Corp.(1)	70,000	2,979,900
Iron Mountain, Inc.(1)	65,000	2,405,000

Description	Shares or Principal Amount	Value
Common Stocks (continued)
Information Technology (continued)
Services-Data Processing (continued)
Sungard Data Systems, Inc.(1)	90,000	$2,538,000

		23,352,250

Total Information Technology		56,034,800

Materials -- 1.2%
Containers Metal/ Glass -- 1.2%
Crown Holdings, Inc.(1)	375,000	2,782,500

Total Common Stocks (identified cost $197,268,660)		231,443,700

Investment for Collateral Pool for Securities on Loan -- 26.6% (See Note 2 of the Financial Statements) (identified cost $63,985,440)		63,985,440

U.S. Treasury Bill -- 0.2%(3)
9/18/2003 (identified cost $449,822)	$450,000	449,815

Repurchase Agreement -- 4.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $9,693,169 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030 (at amortized cost)	9,692,081	9,692,081

Total Investments -- 127.0% (identified cost $271,396,003)		305,571,036

Other Net Assets and Liabilities-Net -- (27.0)%		(64,926,811)

Total Net Assets -- 100%		$240,644,225

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks -- 95.3%
Consumer Discretionary -- 24.5%
Broadcasting & Cable -- 6.2%
Alliance Atlantis Communications, Inc., Class B(1)	190,000	$3,161,600
Spanish Broadcasting System, Inc.(1)	350,000	2,712,500

		5,874,100

Common Stocks (continued)
Consumer Discretionary (continued)
Hotel/Resort/Cruise -- 4.6%
Intrawest Corp.	100,000	$1,291,000
Orient-Express Hotel Ltd.(1)	90,000	1,472,400
Steiner Leisure Ltd.(1)	90,000	1,575,000

		4,338,400

Leisure Products -- 1.5%
Marvel Enterprises, Inc.(1)	63,000	1,379,700

Movies & Entertainment -- 1.7%
AMC Entertainment, Inc.	140,000	1,631,000

Restaurants -- 7.8%
California Pizza Kitchen, Inc.(1)(2)	100,000	1,750,000
Landrys Seafood Restaurants, Inc.	115,000	2,455,250
O'Charleys, Inc.(1)(2)	105,000	1,780,800
Ruby Tuesday, Inc.	60,000	1,366,200

		7,352,250

Retail-Apparel -- 1.6%
Gymboree Corp.(1)	90,000	1,466,100

Specialty Stores -- 1.1%
Linens 'N Things, Inc.(1)(2)	35,000	1,011,500

Total Consumer Discretionary		23,053,050

Energy -- 4.8%
Oil & Gas-Drilling -- 0.9%
Pride International, Inc.(1)	50,000	854,500

Oil & Gas-Equipment/ Services -- 3.9%
Cal Dive International, Inc.(1)(2)	60,000	1,269,000
Frontline Ltd.(2)	40,000	664,000
National-Oilwell, Inc.(1)	40,000	783,200
Varco International, Inc.(1)	55,000	948,750

		3,664,950

Total Energy		4,519,450

Financials -- 14.8%
Insurance-Brokers -- 2.0%
Gallagher (Arthur J.) & Co.(2)	70,000	1,890,000

Insurance-Life & Health -- 1.9%
Protective Life Corp.	60,000	1,745,400

Insurance- Multi-Line -- 0.9%
Direct General Corp.(1)	35,000	892,500

Regional Banks -- 10.0%
Cullen Frost Bankers, Inc.	50,000	1,903,500
City National Corp.(2)	35,000	1,809,500
First Community Bancorp	27,500	936,375
Common Stocks (continued)
Financials (continued)
Regional Banks (continued)
Southwest Bancorp. of Texas, Inc.	50,000	$1,848,000
Texas Regional Bancshares, Inc., Class A	27,500	926,750
Wintrust Financial Corp.(2)	55,000	1,944,800

		9,368,925

Total Financials		13,896,825

Healthcare -- 17.3%
Biotechnology -- 4.2%
Cell Genesys, Inc.(1)(2)	40,000	481,200
Cephalon, Inc.(1)	20,000	887,000
CV Therapeutics, Inc.(1)(2)	10,000	256,500
XOMA Ltd.(1)(2)	250,000	2,342,500

		3,967,200

Healthcare-Equipment -- 5.0%
American Medical Systems Holdings, Inc.(1)	140,000	2,906,400
CTI Molecular Imaging, Inc.(1)	57,000	857,280
Zoll Medical Corp.(1)	30,000	978,900

		4,742,580

Healthcare-Facility -- 4.2%
Amsurg Corp.(1)(2)	30,000	906,000
Community Health Systems, Inc.(1)	45,000	1,034,550
Province Heathcare Co.(1)(2)	60,000	862,200
Triad Hospitals, Inc.(1)	35,000	1,134,000

		3,936,750

Healthcare-Services -- 2.3%
Covance, Inc.(1)	60,000	1,251,000
Inveresk Research Group, Inc.(1)	50,000	876,000

		2,127,000

Healthcare-Supplies -- 1.6%
Cooper Companies, Inc.	40,000	1,483,600

Total Healthcare		16,257,130

Industrials -- 0.9%
Aerospace/Defense -- 0.9%
EDO Corp.	40,000	820,800

Information Technology -- 33.0%
Application Software -- 6.5%
Documentum, Inc.(1)(2)	120,000	2,462,400
Hyperion Solutions Corp.(1)(2)	80,000	2,638,400
SERENA Software, Inc.(1)	50,000	970,000

		6,070,800

Common Stocks (continued)
Information Technology (continued)
Communications Equipment -- 5.6%
Avocent Corp.(1)	90,000	$2,628,000
Netscreen Technologies Inc.(1)(2)	110,000	2,632,300

		5,260,300

Computer Storage/ Peripheral -- 4.6%
McData Corp., Class A.(1)	280,000	2,842,000
Overland Storage, Inc.(1)(2)	90,000	1,458,000

		4,300,000

Home Entertainment Software -- 1.6%
Take-Two Interactive Software, Inc.(1)	50,000	1,488,500

IT Consulting & Services -- 1.4%
CACI International, Inc., Class A(1)(2)	30,000	1,338,300

Technology Distributors -- 3.4%
Ingram Micro, Inc., Class A(1)	150,000	2,122,500
Insight Enterprises, Inc.(1)(2)	60,000	1,078,800

		3,201,300

Semiconductors -- 3.0%
Integrated Device Technology, Inc.(1)	100,000	1,395,000
White Electronic Designs Corp.(1)	120,000	1,454,400

		2,849,400

Semiconductor Equipment -- 5.0%
ASE Test Ltd.(1)	102,800	845,016
Entegris, Inc.(1)	120,000	1,766,400
Varian Semiconductor Equipment Associates, Inc.(1)(2)	50,000	2,028,500

		4,639,916

Systems Software -- 1.9%
Borland Software Corp.(1)(2)	190,000	1,803,100

Total Information Technology		30,951,616

Total Common Stock (identified cost $74,271,164)		89,498,871

Investment for Collateral Pool for Securities on Loan -- 24.3% ( See Note 2 of the Financial Statements) (identified cost $22,836,892)		22,836,892

Description	Principal Amount	Value
U.S. Treasury Bill -- 0.2%
9/11/2003 (identified cost $199,945)	$200,000	$199,954

Repurchase Agreement -- 6.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $5,604,135 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2014 (at amortized cost)	5,603,506	5,603,506

Total Investments -- 125.8% (identified cost $102,911,507)		118,139,223

Other Net Assets and Liabilities-Net -- (25.8)%		(24,249,639)

Total Net Assets -- 100%		$93,889,584

International Stock Fund

Description	Shares	Value
Common Stocks -- 98.5%

Australia -- 2.6%
News Corp. Ltd.	975,100	$8,357,989

Bermuda -- 0.8%
Marvell Technology Group Ltd.(1)	61,100	2,576,587

Brazil -- 3.4%
Companhia de Bebidas das Americans, ADR	74,100	1,644,279
Petroleo Brasileiro SA, ADR	192,300	4,249,830
Tele Norte Leste Participacoes SA, ADR	79,400	1,032,994
Telesp Celular Participacoes SA, ADR	150,500	609,525
Unibanco Uniao de Bancos Brasileiros SA, ADR	187,700	3,613,225

Total Brazil		11,149,853

Canada -- 2.4%
Petro-Canada	74,000	2,918,536
Precision Drilling Corp.(1)	122,300	4,880,993

Total Canada		7,799,529

China -- 1.0%
China Petroleum and Chemical Corp. (Sinopec), Class H	10,626,000	3,235,792

Denmark -- 0.8%
AP Moller-Maersk AS, Class B	367	2,412,668

Common Stocks (continued)

France -- 3.0%
AXA(2)	282,700	$5,019,200
France Telecom SA	66,300	1,647,245
Groupe Danone	15,200	2,087,095
Veolia Environnement, Warrants(1)(2)	48,300	2,655
Wanadoo(1)	163,500	1,076,665

Total France		9,832,860

Germany -- 6.3%
Deutsche Boerse AG	62,600	3,030,116
Infineon Technologies AG	223,200	3,273,303
Siemens AG	78,600	4,873,465
Stada Arzneimittel AG	35,100	2,035,089
T-Online International AG(1)(2)	658,600	7,059,314

Total Germany		20,271,287

Greece -- 0.3%
Coca-Cola Hellenic Bottling Co., SA	43,500	831,142

Hong Kong -- 1.7%
Hong Kong Exchanges & Clearing Ltd.	2,142,000	3,858,717
Johnson Electric Holdings Ltd.	1,110,000	1,722,089

Total Hong Kong		5,580,806

Indonesia -- 1.6%
PT Bank Central Asia Tbk	4,504,500	1,552,818
PT Telekomunikasi Indonesia	6,943,400	3,743,790

Total Indonesia		5,296,608

Israel -- 1.1%
Teva Pharmaceutical Industries Ltd., ADR	59,100	3,469,879

Italy -- 1.4%
ENI SpA(2)	299,900	4,536,606

Japan -- 27.2%
Aeon Credit Service Co., Ltd.	49,000	1,742,726
Canon, Inc.	138,000	6,634,786
Hitachi Construction Machinery Co., Ltd.	215,000	2,376,912
JAFCO Co., Ltd.	39,700	2,561,949
JSR Corp.	148,000	2,513,913
Keyence Corp.	28,400	5,931,422
Mitsubishi Estate Co., Ltd.	398,000	3,567,794
Mitsubishi Heavy Industries Ltd.	568,000	1,835,163
Mizuho Financial Group, Inc.(1)	2,883	3,582,594
NEC Electronics Corp.(1)	26,800	1,816,754
NTT DoCoMo, Inc.	2,754	7,080,602
NGK Spark Plug Co., Ltd.	129,000	1,186,245
Nikko Cordial Corp.	1,612,000	7,750,199
Nippon Television Network Corp.	12,750	1,952,629
Nomura Holdings, Inc.	447,700	6,514,930
Oki Electric Industry Co., Ltd.	1,085,000	3,700,818
Olympus Optical Co., Ltd.	208,000	4,777,306
Common Stocks (continued)

Japan (continued)
ORIX Corp.	36,700	$2,437,546
Sompo Japan Insurance, Inc.	248,000	1,528,148
Stanley Electric	192,000	3,389,639
Suzuki Motor Corp.	233,000	3,198,920
UFJ Holdings, Inc.(1)	1,258	3,363,723
Yahoo Japan Corp.(1)	95	1,717,873
Yamada Denki Co., Ltd.	125,100	3,387,890
Yaskawa Electric Corp.	638,000	3,980,495

Total Japan		88,530,976

Korea, Republic of -- 5.1%
Daewoo Heavy Industries & Machinery Ltd.(1)	430,130	2,977,401
Internet Auction Co., Ltd.(1)	26,560	1,772,928
Kookmin Bank	74,540	2,725,835
NHN Corp.	27,080	4,057,965
Samsung Electronics Co.	13,740	5,088,889

Total Korea, Republic of		16,623,018

Mexico -- 1.2%
America Movil SA de CV, Class L, ADR	105,500	2,426,500
Wal-Mart de Mexico SA de CV	553,000	1,510,810

Total Mexico		3,937,310

Netherlands -- 8.5%
AEGON NV	244,000	3,025,764
ASML Holding NV(1)(2)	648,220	10,226,111
ING Groep NV	177,600	3,467,545
Koninklijke (Royal) Philips Electronics NV(1)	445,700	10,877,568

Total Netherlands		27,596,988

Russia -- 1.2%
YUKOS, ADR	69,700	4,014,720

Singapore -- 2.9%
Flextronics International Ltd.(1)	127,900	1,725,371
Singapore Airlines Ltd.	329,000	2,101,637
Venture Corp. Ltd.(2)	495,100	5,704,112

Total Singapore		9,531,120

Spain -- 1.4%
Banco Santander Central Hispano, SA	322,500	2,754,780
Telefonica, SA	135,242	1,593,832

Total Spain		4,348,612

Sweden -- 4.1%
Atlas Copco AB, Class A(2)	178,710	5,342,282
Modern Times Group MTG AB, Class B(1)	95,800	1,523,544
SKF AB, Class B	74,700	2,322,372
Telefonaktiebolaget LM Ericsson	2,660,400	4,071,879

Total Sweden		13,260,077

Common Stocks (continued)

Switzerland -- 5.1%
Adecco SA	81,270	$4,110,968
Credit Suisse Group(2)	234,880	7,341,835
Nestle SA	14,130	3,079,091
Roche Holding AG	28,000	2,145,536

Total Switzerland		16,677,430

Taiwan, Province of China -- 0.8%
Compal Electronics, Inc., GDR(2)	314,170	2,391,368
United Microelectronics Corp., ADR(1)	15,511	77,088

Total Taiwan, Province of China		2,468,456

Thailand -- 1.9%
Kasikornbank PCL(1)	1,843,900	2,086,672
Siam Cement PCL	911,300	4,169,491

Total Thailand		6,256,163

United Kingdom -- 12.7%
ARM Holdings PLC(1)	1,761,700	3,140,365
Amvescap PLC	1,001,900	7,843,223
Carnival PLC	51,100	1,656,542
HSBC Holdings PLC	520,300	6,672,891
ICAP PLC	100,300	2,000,529
Kingfisher PLC	828,800	3,556,217
Rio Tinto PLC	95,700	2,099,949
Smith & Nephew PLC	230,100	1,473,711
Standard Chartered PLC	356,200	4,753,724
Tesco PLC	1,663,300	5,667,532
WPP Group PLC	278,000	2,528,214

Total United Kingdom		41,392,897

Total Common Stocks (identified cost $278,534,036)		319,989,373

Investment for Collateral Pool for Securities on Loan -- 2.1% (See Note 2 of the Financial Statements) (identified cost $6,889,838)		6,889,838

Total Investments -- 100.6% (identified cost $285,423,874)		326,879,211

Other Net Assets and Liabilities-Net -- (0.6)%		(1,905,770)

Total Net Assets -- 100%		$324,973,441

Industry Diversification (unaudited)

Industry	Market Value	% of Total Net Assets
Airlines	$2,101,637	0.6%
Auto Components	1,186,245	0.4
Automobiles	3,198,920	1.0
Beverages	2,475,421	0.8
Capital Markets	2,000,529	0.6
Chemicals	2,513,914	0.8
Commercial Banks	38,448,097	11.8
Commercial Services & Supply	4,110,968	1.3
Communication Equipment	4,071,879	1.3
Computers & Peripherals	4,116,739	1.3
Conductor Equipment & Products	26,122,009	8.0
Construction Materials	4,169,491	1.3
Diversified Financial Services	39,206,951	12.1
Diversified Telecommunication Services	13,803,556	4.2
Electrical Equipment	18,724,463	5.8
Electronic Equipment & Instrument	5,781,200	1.8
Energy Equipment & Services	4,880,993	1.5
Food & Staple Retailing	5,667,532	1.7
Food Products	5,166,186	1.6
Health Care Equipments & Supplies	6,251,017	1.9
Hotels/Restaurants & Leisure	1,656,542	0.5
Household Durables	10,877,568	3.3
Industrial Conglomerates	6,708,628	2.1
Insurance	9,573,112	3.0
Internet & Catalog Retail	7,548,766	2.3
Machinery	13,018,966	4.0
Marine	16,775,044	5.2
Metal & Mining	2,099,949	0.6
Multiline Retail	5,067,027	1.6
Office Electronics	6,634,786	2.0
Oil & Gas	18,955,484	5.8
Pharmaceuticals	7,650,504	2.4
Process Telecommunication Services	12,466,911	3.8
Real Estate	3,567,794	1.1
Specialty Retail	3,387,890	1.0
Water Utilities	2,655	0.0

Total Common Stocks	319,989,373	98.5
Investment for Collateral Pool for Securities on loan	6,889,838	2.1

Total Investments	326,879,211	100.6
Other Net Assets & Liabilities	(1,905,770)	(0.6)

Total Net Assets	$324,973,441	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 4.4%
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	$6,000,000	$6,304,493
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020	10,643,000	10,861,631

Total Asset-Backed Securities (identified cost $16,665,899)		17,166,124

Collateralized Mortgage Obligations -- 13.1%
Federal Home Loan Mortgage Corp., 1.240%, 9/24/2003, REMIC, (Series T-32-A1)(4)(5)	7,483,888	7,508,607
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC, (Series 1666H)	15,000,000	15,773,323
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC, (Series 1702-PK)	10,000,000	10,626,186
Federal National Mortgage Association, 1.370%, 1/25/2031, REMIC, (Series 2001-25-FA)(4)(5)	11,576,544	11,578,317
Salomon Brothers Mortgage Securities VII FRN, 1.430%, 9/15/2003, (Series 2003-CDC AC-A2)	5,000,000	5,000,000

Total Collateralized Mortgage Obligations (identified cost $47,227,290)		50,486,433

Corporate Bonds -- 2.7%
General Motors Acceptance Corp. FRN, 3.030%, 11/19/2003(2)(4)	4,000,000	4,002,400
HSB Group, Inc. FRN, 2.016%, 10/15/2003(4)	3,000,000	2,862,405
TXU Capital FRN, 2.464%, 10/1/2003(4)	5,000,000	3,743,120

Total Corporate Bonds (identified cost $11,909,300)		10,607,925

Mortgage Backed Securities -- 75.6%
Federal Home Loan Mortgage Corporation -- 16.4%
5.000%, 8/1/2014(2)	$9,301,020	$9,390,893
5.500%, 10/1/2018(6)	10,000,000	10,206,250
5.500%, 9/1/2033(6)	15,000,000	14,934,375
6.000%, 6/15/2011(2)	5,000,000	5,423,480
6.500%, 9/1/2016	1,594,318	1,672,898
6.500%, 2/1/2031(2)	4,321,740	4,478,605
6.500%, 8/1/2031(2)	10,021,214	10,381,480
7.000%, 11/1/2009	1,104,877	1,166,366
7.500%, 9/1/2013	415,643	445,577
7.500%, 4/1/2024	1,084,460	1,160,158
7.500%, 4/1/2027	678,116	723,735
8.000%, 8/1/2030	1,004,677	1,076,369
8.500%, 9/1/2024	476,073	517,564
9.000%, 6/1/2019	808,023	898,658
9.500%, 2/1/2025	723,622	808,680

		63,285,088

Federal National Mortgage Association -- 45.3%
5.000%, 10/1/2018(6)	23,000,000	23,086,250
5.000%, 10/1/2033(6)	10,000,000	9,678,120
5.500%, 10/1/2018(6)	13,000,000	13,280,306
5.500%, 10/1/2033(6)	25,000,000	24,898,450
6.000%, 9/1/2013(2)	4,503,783	4,678,839
6.000%, 10/1/2016(2)	2,655,661	2,752,902
6.000%, 3/1/2032	25,000,000	25,431,334
6.000%, 7/1/2033(2)	20,000,000	20,338,126
6.500%, 9/1/2016	2,173,877	2,287,766
6.500%, 9/1/2016(2)	3,753,696	3,950,351
6.500%, 8/1/2030(2)	19,823,109	20,548,048
6.500%, 12/1/2031(2)	1,552,964	1,607,878
7.000%, 12/1/2010	1,921,994	2,033,820
7.000%, 3/1/2029	1,756,673	1,854,752
7.000%, 7/1/2029(2)	4,405,801	4,651,787
7.000%, 2/1/2030(2)	3,462,509	3,655,828
7.500%, 12/1/2009(2)	3,615,334	3,861,705
7.500%, 10/1/2030	1,345,061	1,430,339
8.000%, 10/1/2028	3,508,730	3,801,167
8.000%, 4/1/2030	1,449,332	1,559,081

		175,386,849

Government National Mortgage Association -- 13.9%
6.000%, 10/1/2033(6)	15,000,000	15,318,750
6.500%, 12/15/2029	2,421,587	2,522,407
6.500%, 9/15/2032(2)	9,957,808	10,363,661
7.000%, 4/15/2029	2,756,441	2,917,876
7.000%, 5/15/2029	2,465,859	2,609,738
7.000%, 6/15/2029	2,270,044	2,402,498
7.000%, 8/15/2031	2,014,106	2,130,337
7.500%, 8/15/2025	891,916	955,544
7.500%, 8/15/2025(2)	3,086,204	3,301,304
7.500%, 12/15/2025	2,856,660	3,055,761
7.500%, 2/15/2027(2)	3,589,528	3,826,846
8.500%, 6/15/2010	1,117,407	1,222,470
9.000%, 11/15/2009	1,821,026	1,971,507
Mortgage Backed Securities (continued)
Government National Mortgage Association (continued)
9.000%, 1/15/2010	$550,583	$603,288
9.500%, 10/15/2024	346,013	384,810

		53,586,797

Total Mortgage Backed Securities (identified cost $287,295,061)		292,258,734

U.S. Treasury Notes -- 32.3%
1.500%, 2/28/2005(5)	20,000,000	19,975,800
1.625%, 1/31/2005(5)	30,000,000	30,038,700
1.750%, 12/31/2004(5)	10,000,000	10,036,720
1.875%, 9/30/2004(5)	15,000,000	15,096,690
2.125%, 10/31/2004(5)	30,000,000	30,269,550
4.250%, 8/15/2013	20,000,000	19,681,260

Total U.S. Treasury Notes (identified cost $125,262,305)		125,098,720

Total Investments in Securities -- 128.1% (identified cost $488,359,855)		495,617,936

Investment for Collateral Pool for Securities on Loan -- 28.4% (See Note 2 of the Financial Statements) (identified cost $109,946,649)		109,946,649

Repurchase Agreement -- 1.8%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $6,855,595 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030 (at amortized cost)	6,854,826	6,854,826

Total Investments -- 158.3% (identified cost $605,161,330)		612,419,411

Other Net Assets and Liabilities-Net -- (58.3)%		(225,507,603)

Total Net Assets -- 100%		$386,901,808

Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 5.3%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,332,372
Citibank Credit Card Master Trust I 1999-7, Class A, 6.650%, 11/15/2006	5,000,000	5,302,712
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.751%, 11/5/2008(4)(7)(8)	352,509	349,866
First USA Credit Card Master Trust 1998-9, Class A, 5.280%, 9/18/2006	7,750,000	7,875,742
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	461,881	463,530
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	7,000,000	7,355,242
J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	4,586,246	4,827,828
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029(7)(8)	1,845,870	1,063,364

Total Asset-Backed Securities (identified cost $33,061,048 )		33,570,656

Collateralized Mortgage Obligations -- 1.3%
Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2008(7)(8)	832,207	832,468
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030(7)(8)	6,000,000	6,120,537
Fannie Mae, (Series 1993-137), Class PH, 6.550%, 12/25/2021	161,904	161,826
Government National Mortgage Association, (Series 2000-12), Class AC, 7.500%, 11/16/2027	149,336	149,581
Prudential Home Mortgage Securities 1992-B, Class 2B, 6.764%, 9/28/2008(7)(8)	652,410	672,115

Total Collateralized Mortgage Obligations (identified cost $7,656,443)		7,936,527

Corporate Bonds & Notes -- 60.9%
Automotive & Related -- 6.2%
Ford Motor Credit Co., Note, 6.500%, 1/25/2007	$4,000,000	$4,142,704
Ford Motor Credit Co., Note, 6.700%, 7/16/2004	7,000,000	7,214,067
Ford Motor Credit Co., Note, 7.750%, 3/15/2005	5,000,000	5,301,275
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004	8,000,000	8,150,728
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	3,000,000	3,165,213
General Motors Acceptance Corp., 3.030%, 5/19/2005(2)	6,000,000	6,003,600
General Motors Corp., Note, 7.200%, 1/15/2011(2)	5,000,000	5,102,080

		39,079,667

Banks -- 5.6%
Bank of America Corp., Sub. Note, 4.750%, 8/15/2013(2)	5,000,000	4,806,520
Citigroup, Inc., Note, 3.500%, 2/1/2008	4,000,000	3,951,548
Citigroup, Inc., Note, 5.750%, 5/10/2006	5,000,000	5,376,710
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,711,102
UBS Preferred Funding Trust, Bond, 8.622%, 10/1/2010(4)	7,000,000	8,437,401
Washington Mutual, Inc., Note, 4.375%, 1/15/2008	5,000,000	5,061,670

		35,344,951

Beverages & Foods -- 4.0%
Anheuser-Busch Cos., Inc., Deb., 9.000%, 12/1/2009	5,000,000	6,281,785
General Mills, Inc., 3.875%, 11/30/2007	5,000,000	5,021,140
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,226,580
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,806,045
Miller Brewing Co., Note, 5.500%, 8/15/2013(7)(8)	3,000,000	3,003,288

		25,338,838

Broadcasting -- 0.8%
Clear Channel Communications, Inc., Note, 4.250%, 5/15/2009	5,000,000	4,862,820

Broker/Dealers -- 6.0%

Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,226,464
Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006	1,000,000	1,089,772
Corporate Bonds & Notes (continued)
Broker/Dealers (continued)
Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008	$5,000,000	$5,012,810
Merrill Lynch & Co., Inc., (Series MTN), 2.490%, 5/5/2006	9,000,000	8,936,658
Morgan Stanley Group, Inc., Note, 3.625%, 4/1/2008	1,000,000	983,517
Morgan Stanley Group, Inc., Note, 8.000%, 6/15/2010	5,000,000	5,901,200
Morgan Stanley, Note, 6.600%, 4/1/2012	7,000,000	7,614,033
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	6,000,000	6,076,392

		37,840,846

Building -- 0.3%
Pulte Corp., 6.250%, 2/15/2013	2,000,000	2,060,818

Chemicals -- 0.6%
Dow Chemical Co., Note, 5.250%, 5/14/2004	3,500,000	3,573,531

Construction Equipment -- 0.3%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,197,448

Consumer Cyclical -- 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,565,625

Domestic & International Oil -- 2.1%
Conoco, Inc., Sr. Note, 6.350%, 4/15/2009	6,000,000	6,646,002
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,510,065
PanCanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,337,860

		13,493,927

Electrical Equipment -- 1.2%
General Electric Co., Note, 5.000%, 2/1/2013	8,000,000	7,898,008

Financial Services -- 15.0%
Allstate Financial Global, Note, 7.125%, 9/26/2005(7)(8)	5,500,000	6,039,885
American Express Co., 3.750%, 11/20/2007	4,000,000	4,002,572
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007	5,000,000	5,140,540
Corporate Bonds & Notes (continued)
Financial Services (continued)
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	$2,500,000	$2,518,367
Core Investments, 4.727%, 11/30/2007	8,000,000	8,129,560
Credit Suisse, London, Sub. Note, 7.900%, 5/1/2007(4)(7)(8)	5,000,000	5,528,950
General Electric Capital Corp., Note, 6.800%, 11/1/2005	4,000,000	4,372,788
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,539,935
Household Finance Corp., 6.400%, 6/17/2008	4,000,000	4,372,660
Household Finance Corp., 7.000%, 5/15/2012	6,000,000	6,673,026
Household Finance Corp., Note, 4.750%, 7/15/2013	10,000,000	9,397,800
Household International BV, Company Guarantee, 6.200%, 12/1/2003	4,000,000	4,044,868
MBNA Global Capital Securities, Jr. Sub. Deb., 1.916%, 11/1/2003(4)	3,000,000	2,413,347
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	7,056,889
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008	4,000,000	3,990,784
SLM Corp., 5.625%, 4/10/2007	5,000,000	5,360,810
Wells Fargo Financial, Inc., 5.875%, 8/15/2008	10,000,000	10,966,950

		95,549,731

Household Product/ Wares -- 0.8%
Procter & Gamble Co., Unsub., 6.600%, 12/15/2004	5,000,000	5,312,200

Insurance -- 4.0%
AIG SunAmerica Global Financial, Bond, 5.850%, 8/1/2008(7)(8)	7,000,000	7,575,113
HSB Group, Inc., Company Guarantee, 2.016%, 10/15/2003(4)	4,000,000	3,816,540
John Hancock, Note, (Series B), 6.500%, 3/1/2011(7)(8)	3,500,000	3,815,213
Prudential Funding Corp., Note, 6.600%, 5/15/2008(7)(8)	5,000,000	5,536,040
Radian Group, Inc., Unsecd. Note, 5.625%, 2/15/2013(7)(8)	5,000,000	4,940,540

		25,683,446

Corporate Bonds & Notes (continued)
Leasing -- 0.3%
International Lease Finance Corp., 4.50%, 5/1/2008	$2,000,000	$2,024,654

Media -- 1.9%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,280,392
AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	3,267,045
Comcast Corp., Note, 5.500%, 3/15/2011	1,000,000	1,012,637
Comcast Corp., Note, 6.750%, 1/30/2011	3,000,000	3,264,549

		11,824,623

Publishing -- 0.4%
Reed Elsevier Capital, Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,720,602

REITS-Diversified -- 1.3%
EOP Operating LP, Note, 7.375%, 11/15/2003	4,000,000	4,045,188
Vornado Realty Trust, Note, 5.625%, 6/15/2007	4,000,000	4,166,252

		8,211,440

Services-Diversified Commercials -- 1.6%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,669,271
PHH Corp., 7.125%, 3/1/2013	6,000,000	6,396,342

		10,065,613

Telecommunications -- 3.5%
AT&T Wireless Services, Inc., Note, 8.125%, 5/1/2012	2,000,000	2,300,432
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,567,195
British Telecommunication PLC, Note, 8.375%, 12/15/2010	5,000,000	5,943,375
Verizon Global Funding, Note, 7.250%, 12/1/2010	3,000,000	3,404,787
Verizon Virginia, Inc., (Series A), Deb., 4.625%, 3/15/2013	5,000,000	4,734,150

		21,949,939

Transportation -- 2.5%
American Trans Air, Pass Thru Cert., 8.039%, 1/15/2016	4,484,899	4,491,305
Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2009	2,720,113	2,312,452
Corporate Bonds & Notes (continued)
Transportation (continued)
Delta Air Lines, Inc., Equipment Trust, (Series 1993-A2), 10.500%, 4/30/2016	$4,000,000	$3,004,020
Systems 2001 Asset Trust, Pass Thru Cert., 6.664%, 9/15/2013(7)(8)	5,632,407	6,147,744

		15,955,521

Utilities-Electric -- 1.3%
Pinnacle Partner, Sr. Note, 8.830%, 8/15/2004(7)(8)	3,000,000	3,157,500
TransAlta Corp., Note, 6.750%, 7/15/2012(2)	5,000,000	5,072,275

		8,229,775

Utilities-Natural Gas -- 0.8%
TXU Capital, 2.464%, 7/1/2028	7,000,000	5,240,368

Total Corporate Bonds & Notes (identified cost $376,882,306)		387,024,391

Government Agencies -- 4.2%
Federal Home Loan Bank -- 0.8%
Federal Home Loan Bank System, Bond, 5.430%, 11/17/2008	5,000,000	5,354,930
Federal National Mortgage Association -- 3.4%
5.500%, 2/15/2006(2)	10,000,000	10,717,910
7.000%, 7/15/2005	10,000,000	10,910,450

		21,628,360

Total Government Agencies (identified cost $25,910,438)		26,983,290

Mortgage Backed Securities -- 10.0%
Federal Home Loan Mortgage Corp. -- 0.5%
7.500%, 2/1/2031(2)	1,993,192	2,123,612
7.500%, 6/1/2031(2)	883,477	941,263

		3,064,875

Federal National Mortgage Association -- 8.7%
5.500%, 10/1/2018	20,000,000	20,431,240
5.500%, 10/1/2033	20,000,000	19,918,760
6.500%, 10/1/2031	6,432,173	6,659,622
7.000%, 12/1/2015(2)	2,918,577	3,103,970
7.635%, 8/1/2011	4,641,268	5,140,157

		55,253,749

Government National Mortgage Association -- 0.8%
7.000%, 3/15/2032	4,839,743	5,116,782

Total Mortgage Backed Securities (identified cost $62,741,579)		63,435,406

U.S. Treasury Securities -- 16.0%
U.S. Treasury Bond -- 2.5%
7.250%, 5/15/2004(2)	$15,000,000	$15,638,685

U.S. Treasury Notes -- 13.5%
1.625%, 3/31/2005(2)	30,000,000	29,994,150
1.625%, 4/30/2005(2)	20,000,000	19,974,220
3.625%, 5/15/2013	10,000,000	9,406,260
4.250%, 8/15/2013(2)	25,000,000	24,601,575
6.000%, 8/15/2004(2)	2,000,000	2,089,844

		86,066,049

Total U.S. Treasury Securities (identified cost $102,312,891)		101,704,734

Total Investment in Securities -- 97.7% (identified cost $608,564,705)		620,655,004

Investment for Collateral Pool for Securities on Loan --16.4% (See Note 2 of the Financial Statements) (identified cost $104,131,766)		104,131,766

Repurchase Agreement -- 8.0%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $50,522,739 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2008 (at amortized cost)	50,517,070	50,517,070

Total Investments -- 122.1% (identified cost $763,213,541)		775,303,840

Other Net Assets and Liabilities-Net -- (22.1)%		(140,236,712)

Total Net Assets -- 100%		$635,067,128

Intermediate Tax-Free Fund

Description/Credit Rating(9)	Principal Amount	Value
Long-Term Municipals -- 97.9%
Arizona -- 3.6%
Maricopa County, AZ, School District No. 214 Tolleson Unified High, GO UT, 5.100% (Financial Security Assurance, Inc. LOC)/(Original Issue Yield: 5.099%), 7/1/2010, AAA/Aaa	$1,000,000	$1,097,320
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), 5.000% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.590%), 7/1/2013, NR/Aaa	1,885,000	2,041,587
Long-Term Municipals (continued)
Arizona (continued)
Phoenix, AZ ,Civic Improvement Corp., Refunding Revenue Bonds, 5.250% (FGIC LOC)/(Original Issue Yield: 4.690%), 7/1/2016, AAA/Aaa	$500,000	$552,665

		3,691,572

Arkansas -- 1.1%
Arkansas Development Finance Authority, Revenue Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020, AAA/Aaa	1,125,000	1,165,365

Colorado -- 5.3%
El Paso County, CO, School District No. 49, GO UT, 5.750% (FGIC LOC)/ (Original Issue Yield: 4.750%), 12/1/2013, AAA/Aaa	1,875,000	2,113,144
Larimer County, CO, School District No. 1, Poudre, GO UT, 5.500% (FGIC LOC)/ (Original Issue Yield: 4.420%), 12/15/2006, AAA/Aaa	3,000,000	3,337,770

		5,450,914

Connecticut -- 1.8%
Connecticut State, (Series C), 5.000% (Original Issue Yield: 3.280%), 12/15/2007, AA/Aa3	1,700,000	1,878,721

Florida -- 1.1%
Orange County, FL, Health Facilities Authority, Refunding Revenue Bonds, 5.550% (Adventist Health System)/(Original Issue Yield: 5.750%), 11/15/2004, A-/A3	1,060,000	1,110,467

Georgia -- 1.0%
Burke County, GA, Development Authority Pollution Control, VRNs, 10/1/2032, A/A2	1,000,000	1,000,000

Hawaii -- 1.0%
Hawaii State Airport System, Refunding Revenue Bonds, 5.250% (FGIC LOC)/ (Original Issue Yield: 4.770%), 7/1/2011, AAA/Aaa	1,000,000	1,061,130

Long-Term Municipals (continued)
Illinois -- 1.1%
University of Illinois, Refunding Revenue Bonds, Prerefunded, 5.250% (AMBAC INS)/(Original Issue Yield: 4.530%), 4/1/2013, AAA/Aaa	$1,060,000	$1,154,828

Indiana -- 3.6%
Indianapolis-Marion County, IN, Public Library, GO UT, Prerefunded, 5.800% (Original Issue Yield: 5.740%), 7/1/2012, AAA/Aa2	1,425,000	1,631,354
Petersburg, IN, IPALCO, Refunding Revenue Bonds, 6.100% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.099%), 1/1/2016, AAA/Aaa	2,000,000	2,043,620

		3,674,974

Iowa -- 2.9%
Iowa Finance Authority, Revenue Bonds, 6.000% (Ipsco, Inc.)/(Mandatory Tender 6/1/07), 6/1/2027, NR/NR	3,000,000	2,958,330

Kansas -- 1.1%
Sedgwick County, KS, University School District, District No. 259, 6.000%, 9/1/2008, AA/Aa3	1,000,000	1,148,610

Kentucky -- 2.9%
Kentucky State Property & Buildings Commission, Refunding Revenue Bonds, Project No. 65, 6.000% (Financial Security Assurance, Inc. LOC)/ (Original Issue Yield: 5.510%), 2/1/2011, AAA/Aaa	2,565,000	2,954,008

Massachusetts -- 6.7%
Commonwealth of Massachusetts, Prerefunded, (Series A), 6.000% (Original Issue Yield: 5.670%), 2/1/2014, AAA/Aa2	2,500,000	2,899,350
Commonwealth of Massachusetts, GO UT, Prerefunded, (Series E), 5.500%, 1/1/2014, AA-/Aa2	3,500,000	3,939,915

		6,839,265

Long-Term Municipals (continued)
Michigan -- 7.7%
Detroit, MI, City School District, School Board Loan Fund, (Series B), 5.000% (FGIC LOC)/(Original Issue Yield: 4.500%), 5/1/2009, AAA/Aaa	$3,300,000	$3,622,971
Michigan Municipal Bond Authority, Revenue Clean Water, 4.000% (Original Issue Yield: 1.670%), 10/1/2004, AAA/Aaa	2,500,000	2,574,250
Michigan State Building Authority, (Series I), 5.500% (Original Issue Yield: 4.250%), 10/15/2009, AA+/Aa1	1,500,000	1,699,050

		7,896,271

Minnesota -- 3.1%
Minneapolis/St. Paul, MN Metropolitan Airports Commission, (Series B), 5.250% (FGIC LOC)/ (Original Issue Yield: 4.070%), 1/1/2006, AAA/Aaa	3,000,000	3,194,910

Missouri -- 3.9%
Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 09/01/2033, BBB+/A2	4,000,000	4,000,000

Nevada -- 2.0%
Clark County, NV, School District, GO UT, (Series D), Refunding Bonds, 5.250% (FGIC Credit Support), 6/15/2014, AAA/Aaa	1,880,000	2,044,519

New Mexico -- 3.7%
New Mexico State Highway Commission, Refunding Revenue Bonds, 6.000% (Original Issue Yield: 5.370%), 6/15/2010, AA+/Aa2	3,325,000	3,765,695

New York -- 6.5%
Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.800%), 6/15/2010, NR/A3	1,100,000	1,298,385
Oswego County, NY, GO UT, 6.70% (Original Issue Yield: 6.800%), 6/15/2011, NR/A3	1,100,000	1,302,477
White Plains, NY, GO UT, (Series B), VRNs (Original Issue Yield: 1.450%), 1/15/2005, Aa1	1,245,000	1,271,805
Long-Term Municipals (continued)
New York (continued)
White Plains, NY, GO UT, (Series B), VRNs (Original Issue Yield: 2.310%), 1/15/2007, Aa1	$1,365,000	$1,411,560
White Plains, NY, GO UT, (Series B), VRNs (Original Issue Yield: 2.660%), 1/15/2008, Aa1	1,320,000	1,357,765

		6,641,992

North Dakota -- 4.9%
Fargo, ND, (Series A), 5.750% (Financial Security Assurance, Inc. LOC)/ (Original Issue Yield: 5.300%), 6/1/2012, AAA/Aaa	2,940,000	3,269,251
North Dakota State Water Authority, Revenue Bonds, (Series A), 6.000% (MBIA INS)/(Original Issue Yield: 5.390%), 8/1/2011, AAA/Aaa	1,545,000	1,746,762

		5,016,013

Ohio -- 1.0%
Sidney, OH, Industrial Development, Refunding Revenue Bonds, 5.400% (Fort Wayne National Corp. LOC)/(Perfection Bakeries)(Original Issue Yield: 5.399%), 9/15/2002, NR/NR	1,000,000	1,048,690

Oregon -- 1.0%
Salem-Keizer, OR, School District No. 24J, School Board Guarantee, GO UT, 5.375% (FGIC COL), 6/1/2014, AAA/Aaa	1,000,000	1,068,270

Pennsylvania -- 6.5%
Commonwealth of Pennsylvania, 6.000% (Original Issue Yield: 5.540%), 1/15/2012, AA/Aa2	4,000,000	4,522,160
Pottsville, PA, Hospital Authority, Prerefunded, 7.000% (Original Issue Yield: 7.500%), 7/1/2014, AAA/NR	2,000,000	2,137,980

		6,660,140

Long-Term Municipals (continued)
Puerto Rico -- 2.5%
Puerto Rico Commonweatlh Highway and Transportation Authority, Revenue Bonds, 5.000% (CIFG-TCRS)/(Original Issue Yield: 3.610%), 7/1/2009, AAA/Aaa	$2,335,000	$2,580,152

South Carolina -- 4.1%
South Carolina State, GO UT Bonds, (Series B), Prerefunded, 5.625%, 7/1/2011, AAA/Aaa	1,055,000	1,186,632
South Carolina State Public Service Authority, (Series A), 5.375% (MBIA Insurance Corp. LOC)/ (Original Issue Yield: 4.800%), 1/1/2006, AAA/Aaa	2,835,000	3,066,052

		4,252,684

South Dakota -- 1.5%
Heartland Consumers Power District, SD, Refunding Revenue Bonds, 5.900% (Financial Security Assurance, Inc. INS)/(Original Issue Yield: 6.000%), 1/1/2004, AAA/Aaa	1,500,000	1,523,760

Tennessee -- 1.3%
Putnam County, TN, GO UT, 5.250% (FGIC LOC)/ (Original Issue Yield: 4.530%), 4/1/2013, NR/Aaa	1,200,000	1,311,324

Texas -- 3.4%
Tarrant County, TX, HFDC, Revenue Bonds, 5.750% (Texas Health Resources System)/(MBIA INS)/ (Original Issue Yield: 5.050%), 2/15/2009, AAA/Aaa	2,000,000	2,248,100
Texas Water Development Board, State Revolving Fund Senior Lien, Revenue Bonds, (Series A), 5.250% (Original Issue Yield: 4.900%), 7/15/2004, AAA/Aaa	1,180,000	1,221,866

		3,469,966

Long-Term Municipals (continued)
Virginia -- 3.9%
Loudoun County, VA, GO UT, (Series B), 5.750%, 1/1/2011, AA+/Aa1	$2,190,000	$2,470,254
Suffolk, VA, Redevelopment & Housing Authority, Windsor at Potomac Project, Revenue Refunding Bonds, 4.850%, (Fannie Mae LIQ), 7/1/2031, NR/Aaa	1,500,000	1,583,835

		4,054,089

Washington -- 1.1%
Port Longview, WA, Industrial Development Corp., IDC, Solid Waste Disposal Revenue Bonds, 6.875% (Weyerhaeuser Co.), 10/1/2008, BBB/NR	1,000,000	1,123,510

West Virginia -- 1.2%
West Virginia State Hospital Finance Authority, Prerefunded Bonds, (Series B), 6.750% (Original Issue Yield: 6.950%), 9/1/2030, A2/NR	1,000,000	1,211,330

Wisconsin -- 5.4%
Cedarburg, WI, School District, (Series B), 5.375% (Financial Security Assurance, Inc. LOC)/(Original Issue Yield: 5.000%), 3/1/2016, NR/Aaa	940,000	999,803
Cedarburg, WI, School District, GO UT, (Series B) Refunding Bonds, 5.375% (Original Issue Yield: 4.930%), 3/1/2015, NR/Aaa	895,000	957,247
Kenosha County, WI, (Series A), 5.000% (FGIC LOC)/(Original Issue Yield: 4.500%), 3/1/2013, AAA/Aaa	1,535,000	1,612,149
Wisconsin State, GO UT, (Series C), 6.000%, 5/1/2014, AA-/Aa3	1,750,000	2,024,627

		5,593,826

Total Long-Term Municipals (identified cost $95,934,856)		100,545,325

Description	Shares	Value
Mutual Funds -- 5.3%
Federated Tax-Free Obligations Fund	2,861,740	$2,861,740
Fidelity Tax Exempt Money Market	2,633,959	2,633,959

Total Mutual Funds (shares at net asset value)		5,495,699

Total Investments -- 103.2% (identified cost $101,430,555)(10)		106,041,024

Other Net Assets and Liabilities-Net -- (3.2)%		(3,324,361)

Total Net Assets -- 100%		$102,716,663

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities -- 13.6%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.940%, 2/25/2007	$1,250,000	$1,249,831
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	1,400,000	1,386,646
Citibank Credit Card Master Trust I 1998-9, Class A, 5.300%, 1/9/2006	1,220,000	1,238,381
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	1,275,000	1,267,565
DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 1.750%, 9/5/2003(4)(7)(8)	114,214	113,357
First Franklin Mortgage Loan Asset Backed Certificates 2002-FF1, Class 1A2, 3.790%, 9/1/2003(4)	1,254,930	1,283,159
Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	53,446	53,637
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,152,246
Honda Auto Receivables Owner Trust 2001-3, Class A4, 3.960%, 2/19/2007	1,300,000	1,330,320
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.920%, 11/20/2006	1,250,000	1,251,940
Household Automotive Trust 2002-3, Class A3A, 2.750%, 6/18/2007	1,100,000	1,115,268
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	1,100,000	1,089,778
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	1,425,000	1,409,021
Asset-Backed Securities (continued)
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	$2,000,000	$2,001,307
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029(7)(8)	750,654	432,435
Residential Asset Mortgage Products, Inc. 2002-RS5, Class AI3, 3.717%, 7/25/2027	1,100,000	1,118,793
Residential Asset Mortgage Products, Inc. 2002-RZ3, Class A3, 3.710%, 2/25/2029	1,300,000	1,324,383

Total Asset-Backed Securities (identified cost $20,918,139)		20,818,067

Collateralized Mortgage Obligations -- 5.4%
Federal Home Loan Mortgage Corporation -- 0.3%
5.500%, 5/15/2011, Series 2368, Class OC	461,038	462,917

Federal National Mortgage Association -- 0.1%
6.550%, 12/25/2021, Series 1993-137, Class PH	56,204	56,177

Government National Mortgage Association -- 1.3%
3.206%, 4/16/2018, Series 2003-72, Class A	2,000,000	1,980,000
7.500%, 11/16/2027, Series 2000-12, Class AC	69,621	69,735

		2,049,735

Other Financial -- 3.7%
Capital Asset Research Funding 1997-A, Class A 144A, 6.400%, 12/15/2004(7)(8)	331,790	331,790
Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2008(7)(8)	539,270	539,439
Washington Mutual 2003-AR4, Class A3, 2.880%, 9/1/2003(4)	1,200,000	1,196,892
Washington Mutual 2003-AR5, Class A4, 3.640%, 9/1/2003(4)	2,200,000	2,199,780
Washington Mutual Mortgage Securities Corp. 2001-9, Class A6, 4.816%, 9/1/2003(4)	1,350,000	1,369,006

		5,636,907

Total Collateralized Mortgage Obligations (identified cost $8,255,342)		8,205,736

Mortgage Backed Pass-Through Securities -- 3.2%
Federal Home Loan Mortgage Corporation -- 0.3%
9.000%, 7/1/2014	$98,835	$107,587
11.000%, 8/1/2019	282,145	314,916

		422,503

Federal National Mortgage Association -- 2.7%
7.000%, 12/1/2015	788,220	838,289
7.500%, 9/1/2015	864,575	924,011
8.000%, 8/1/2007	8,993	9,039
8.000%, 5/1/2008	239,939	254,143
9.000%, 7/1/2009	147,845	161,677
9.500%, 12/1/2024	169,703	189,435
9.500%, 1/1/2025	379,331	423,437
9.500%, 1/1/2025	233,421	260,510
9.500%, 1/1/2025	203,017	226,622
10.000%, 7/1/2020	141,533	158,542
10.500%, 1/1/2022	170,654	192,723
11.000%, 12/1/2015	475,189	536,762

		4,175,190

Government National Mortgage Association -- 0.2%
9.000%, 12/15/2019	214,986	238,815

Total Mortgage Backed Pass-Through Securities (identified cost $4,694,371)		4,836,508

Corporate Bonds & Notes -- 48.0%
Airlines -- 0.2%
Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004(7)	401,387	321,898

Automotive & Related -- 0.8%
DaimlerChrysler North America Holding Corp., 3.400%, 12/15/2004	1,200,000	1,210,013

Banks -- 2.3%
Bank of New York Co., Inc., Sr. Note, 2.200%, 5/12/2006	1,100,000	1,090,901
J.P. Morgan Chase & Co., Note, 4.000%, 2/1/2008	1,200,000	1,205,442
NationsBank Corp., 6.125%, 7/15/2004	1,220,000	1,268,954

		3,565,297

Beverages & Foods -- 0.8%
General Mills, Inc., 7.468%, 10/15/2004	1,100,000	1,161,937

Broadcasting -- 0.9%
Clear Channel Communications, Inc., Sr. Note, 7.250%, 9/15/2003	1,350,000	1,352,249

Broker/Dealers -- 4.7%
Bear, Stearns and Co., Note, 7.330%, 10/28/2004	1,250,000	1,330,837
Corporate Bonds & Notes (continued)
Broker/Dealers (continued)
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	$1,220,000	$1,317,496
Goldman Sachs Group, Inc., Bond, 7.625%, 8/17/2005	810,000	892,857
Merrill Lynch & Co., Inc., Note, 2.490%, 5/5/2006	1,500,000	1,489,443
Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	810,000	817,344
Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	450,000	492,375
Morgan Stanley, Unsub., 6.100%, 4/15/2006	810,000	875,400

		7,215,752

Chemicals -- 1.1%
Dow Chemical Co., Note, 5.250%, 5/14/2004	1,620,000	1,654,035

Computer Services -- 1.0%
International Business Machines Corp., Unsecd. Note, 2.375%, 11/1/2006	1,500,000	1,480,422

Construction Equipment -- 0.8%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,284,393

Domestic & International Oil -- 0.7%
Occidental Petroleum Corp., 6.500%, 4/1/2005	970,000	1,034,096

Electric -- 4.0%
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,125,675
Dominion Resources, Inc., Note, 2.800%, 2/15/2005	1,350,000	1,355,538
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,808,752
TXU Capital, 2.464%, 10/1/2003(4)	2,430,000	1,819,156

		6,109,121

Energy -- 0.8%
Anadarko Petroleum Corp., Note, 5.375%, 3/1/2007	1,200,000	1,285,936

Entertainment -- 1.5%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	810,000	866,779
Walt Disney Co., 7.300%, 2/8/2005	1,310,000	1,405,874

		2,272,653

Corporate Bonds & Notes (continued)
Financial Services -- 4.3%
Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005(7)(8)	$750,000	$823,621
Boeing Capital Corp., Sr. Note, 7.100%, 9/27/2005	610,000	662,839
Cendant Corp., Unsecd. Note, 6.875%, 8/15/2006	1,550,000	1,686,087
EOP Operating LP, Sr. Note, 6.500%, 1/15/2004	1,300,000	1,322,535
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,268,005
PaineWebber Group, Inc., Note, 6.450%, 12/1/2003	810,000	820,313

		6,583,400

Forest Products & Paper -- 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	533,238

Healthcare -- 1.1%
Abbott Laboratories, Note, 5.125%, 7/1/2004	1,620,000	1,669,587

Industrial Services -- 2.5%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,923,732
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	420,762
WMX Technologies, Inc., Note, 8.000%, 4/30/2004	1,350,000	1,400,468

		3,744,962

Insurance -- 0.8%
MGIC Investment Corp., Sr. Note, 7.500%, 10/15/2005	1,095,000	1,191,877

Leasing -- 2.2%
General Electric Capital Corp., Note, 5.000%, 6/15/2007	1,000,000	1,052,096
General Electric Capital Corp., Note, 5.350%, 3/30/2006	1,000,000	1,067,447
General Electric Capital Corp., Note, 5.375%, 4/23/2004(2)	1,210,000	1,241,367

		3,360,910

Media -- 0.7%
Gannett Co., Inc., Note, 4.950%, 4/1/2005	955,000	999,137

Metals -- 0.4%
Alcoa, Inc., Note, 5.875%, 6/1/2006	620,000	670,643

Corporate Bonds & Notes (continued)
Other Financial -- 3.3%
American Express Co., 3.750%, 11/20/2007	$1,000,000	$1,000,643
Core Investments, 4.727%, 11/30/2007	1,700,000	1,727,532
HSB Group, Inc., Company Guarantee, 2.016%, 10/15/2003(4)	2,430,000	2,318,548

		5,046,723

Papers -- 0.7%
Weyerhaeuser Co., Note, 5.500%, 3/15/2005	1,010,000	1,057,014

Personal Credit -- 5.7%
American General Finance Corp., Note, Series G, 4.500%, 11/15/2007	1,100,000	1,130,919
Ford Motor Credit Co., Note, 6.125%, 1/9/2006	1,100,000	1,139,260
Ford Motor Credit Co., Note, 7.600%, 8/1/2005	780,000	831,344
Ford Motor Credit Co., Sr. Note, 6.125%, 3/20/2004(2)	1,620,000	1,650,522
General Motors Acceptance Corp., Note, 4.500%, 7/15/2006(2)	2,600,000	2,606,874
Household Finance Corp., Note, 8.000%, 5/9/2005	1,200,000	1,313,614

		8,672,533

Railroad -- 0.7%
Union Pacific Corp., Note, 5.840%, 5/25/2004	1,000,000	1,027,459

Real Estate -- 1.0%
ERP Operating LP, Note, 6.630%, 4/13/2015	1,400,000	1,483,950

Retail -- 0.7%
Safeway, Inc., Note, 7.250%, 9/15/2004	1,030,000	1,085,052

Short-Term Business Credit -- 0.9%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,308,924

Telecommunications -- 2.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	634,660
France Telecommunications, Note, 8.700%, 3/1/2006	570,000	633,924
Tele-Communications, Inc., Note, 8.350%, 2/15/2005	1,350,000	1,425,695
Verizon Global Funding, Note, 6.750%, 12/1/2005(2)	810,000	887,175

		3,581,454

Corporate Bonds & Notes (continued)
Utilities -- 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	$1,200,000	$1,209,752

Total Corporate Bonds & Notes (identified cost $72,467,126)		73,174,417

Government Agencies -- 23.5%
Federal Home Loan Bank -- 3.4%
Federal Home Loan Bank System, Bond, 4.125%, 1/14/2005(2)	5,000,000	5,167,045

Federal Home Loan Mortgage Corporation -- 10.8%
Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	2,000,000	2,113,860
Federal Home Loan Mortgage Corp., Note, 5.250%, 2/15/2004(2)	5,000,000	5,092,290
Federal Home Loan Mortgage Corp., Unsecd. Note, 3.250%, 11/15/2004	3,000,000	3,063,837
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.250%, 6/15/2005(2)	6,000,000	6,233,964

		16,503,951

Federal National Mortgage Association -- 9.3%
Federal National Mortgage Association, Note, 2.500%, 6/15/2008	1,000,000	947,434
Federal National Mortgage Association, Note, 4.250%, 7/15/2007(2)	4,500,000	4,647,425
Federal National Mortgage Association, Note, 4.375%, 10/15/2006	2,000,000	2,088,172
Federal National Mortgage Association, Note, 5.500%, 2/15/2006(2)	5,000,000	5,358,955
Federal National Mortgage Association, Note, 6.625%, 10/15/2007	1,000,000	1,120,745

		14,162,731

Total Government Agencies (identified cost $35,546,609)		35,833,727

Total Investments in Securities -- 93.7% (identified cost $141,881,587)		142,868,455

Investment for Collateral Pool for Securities on Loan -- 21.7% (See Note 2 of the Financial Statements) (identified cost $33,084,380)		33,084,380

Repurchase Agreement -- 5.7%
Agreement with Lehman Brothers, Inc., 1.010%, dated 8/29/2003, to be repurchased at $8,784,385 on 9/2/2003, collateralized by a U.S. Government Agency Obligation maturing 7/15/2005 (at amortized cost)	$8,783,399	$8,783,399

Total Investments -- 121.1% (identified cost $183,749,366)		184,736,234

Other Net Assets and Liabilities-Net -- (21.1)%		(32,227,957)

Total Net Assets -- 100%		$152,508,277

Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit -- 3.2%
Banks -- 2.4%
Toronto Dominion Bank, 1.330%, 8/23/2004	$30,000,000	$30,002,935
Washington Mutual, Inc., 1.110%, 11/12/2003	50,000,000	50,000,000

		80,002,935

Foreign Banks -- 0.8%
UBS Stamford, 1.245%, 3/17/2004	25,000,000	25,000,000

Total Certificates of Deposit		105,002,935

Commercial Paper -- 17.0%(11)
Asset-Backed -- 9.0%
Concord Minutemen, 1.070%, 9/10/2003(7)(8)	75,000,000	74,979,938
Liquid Funding Ltd., 1.060%, 9/10/2003(7)(8)	20,000,000	19,994,700
Mortgage Interest Networking Trust A1+/P1, 1.030% - 1.070%, 10/20/2003 - 11/4/2003	75,000,000	74,869,840
Tannehill Capital Co., 1.050%, 10/21/2003(7)(8)	50,000,000	49,927,083
World Omni Vehicle Leasing, Inc., 1.090% - 1.100%, 9/16/2003 - 10/10/2003(7)(8)	74,531,000	74,482,107

		294,253,668

Diversified -- 1.5%
Crown Point Capital Co., .990% - 1.010%, 9/10/2003 - 9/16/2003(7)(8)	49,244,000	49,230,079

Commercial Paper (continued)
Foreign Banks -- 3.0%
Depfa-Bank, 1.045%, 10/21/2003(7)(8)	$50,000,000	$49,927,431
Spintab-Swedmortgage AB, 1.040%, 10/29/2003	50,000,000	49,916,222

		99,843,653

Mining -- 1.2%
Rio Tinto Ltd., 1.040%, 10/24/2003(7)(8)	40,636,000	40,573,782

Telecommunications -- 2.3%
Verizon Global Funding, 1.178%, 7/13/2004(7)(8)	75,000,000	75,000,000

Total Commercial Paper		558,901,182

Corporate Bonds -- 7.3%
Automotive -- 1.3%
BMW US Capital LLC, 4.071%, 6/7/2004(7)(8)	40,000,000	40,888,615

Banks -- 0.4%
Wells Fargo & Co., 6.625%, 7/15/2004	11,915,000	12,489,956

Beverages & Foods -- 0.9%
McDonald's Corp., 4.604%, 3/7/2004(7)(8)	30,000,000	30,497,892

Broker/Dealers -- 0.9%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	10,170,000	10,485,115
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	18,750,000	19,540,967

		30,026,082

Healthcare -- 0.8%
Merck & Co., Inc., 144A, 4.489%, 2/22/2004(7)(8)	25,000,000	25,382,848

Insurance -- 0.7%
AIG SunAmerica Global Financial, 5.200%, 5/10/2004(7)(8)	23,815,000	24,459,316

Telecommunications -- 2.3%
SBC Communications, Inc., 4.180%, 6/5/2004(7)(8)	75,000,000	76,675,406

Total Corporate Bonds		240,420,115

Government Agencies -- 1.7%
Federal Home Loan Mortgage Corporation -- 1.1%
Federal Home Loan Mortgage Corp., 1.400%, 8/11/2004	35,000,000	35,000,000
Federal National Mortgage Association -- 0.6%
Federal National Mortgage Association, 6.500%, 8/15/2004	20,000,000	20,977,619

Total Government Agencies		55,977,619

Variable-Rate Notes -- 60.2%(4)
Automotive -- 0.4%
Johnson Controls, Inc., 1.730%, 11/13/2003	$12,314,000	$12,328,622

Banks -- 5.9%
American Express Centurion Bank, DE, 1.090%, 9/14/2003	75,000,000	75,000,000
Bank One, Illinois N.A., 1.168%, 9/17/2003	28,500,000	28,501,417
First USA Bank, 1.240%, 11/28/2003	12,100,000	12,112,614
First USA Bank, 1.260%, 11/14/2003	25,000,000	25,029,919
SMM Trust, (Series 2002-H), 144A, 1.058%, 9/23/2003(7)(8)	40,000,000	40,000,000
SMM Trust, (Series 2002-M), 144A, 1.149%, 9/15/2003(7)(8)	15,000,000	15,000,000

		195,643,950

Broker/Dealers -- 12.9%
Bank of America, 1.300%, 9/2/2003	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.196%, 9/25/2003	50,000,000	50,082,072
EMC Mortgage Corp. (Fully guaranteed by Bear Stearns Cos., Inc.) 1.349%, 9/5/2003	75,000,000	75,000,000
Goldman Sachs Group, Inc., 1.140%, 9/15/2003(7)(8)	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.310%, 10/9/2003	15,000,000	15,012,444
J.P. Morgan & Co., Inc., 1.111%, 9/1/2003(7)(8)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.235%, 9/11/2003	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.430%, 11/21/2003	39,000,000	39,094,698
Morgan Stanley Group, Inc., 1.450%, 11/11/2003	50,000,000	50,064,242
Wachovia Securities LLC, Master Note, 1.290%, 9/1/2003	50,000,000	50,000,000

		424,253,456

Construction Equipment -- 2.3%
Caterpillar Financial Services Corp., 1.210%, 10/9/2003	75,000,000	75,000,000

Diversified Manufacturing -- 2.3%
Cargill, Inc., 144A, 1.120%, 10/14/2003(7)(8)	75,000,000	75,000,000

Variable-Rate Notes (continued)(4)
Foreign Banks -- 8.1%
BNP Paribas NY, 1.030%, 9/5/2003	$75,000,000	$74,987,686
Bank of Montreal, 1.130%, 9/18/2003	25,000,000	25,007,799
HBOS Treasury Services PLC, 1.120%, 11/20/2003(7)(8)	30,000,000	30,000,000
HBOS Treasury Services PLC, 1.150%, 11/14/2003	40,000,000	40,013,145
Northern Rock PLC, 1.103%, 10/16/2003(7)(8)	25,000,000	25,000,000
Northern Rock PLC, 1.130%, 11/19/2003(7)(8)	50,000,000	50,000,000
Royal Bank of Canada, London, 1.130%, 11/26/2003	20,000,000	20,004,481

		265,013,111

Insurance -- 13.1%
AIG SunAmerica Institutional Funding II, 1.118%, 9/23/2003	45,000,000	45,014,670
GE Life and Annuity Assurance Co., 1.180%, 10/21/2003(7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.100%, 11/3/2003	40,000,000	40,000,000
John Hancock, Global Funding II, 1.269%, 9/15/2003(7)(8)	35,000,000	35,001,938
Metropolitan Life Insurance Co., 1.270%, 9/2/2003	50,000,000	50,000,000
Monumental Life Insurance Co., 1.170%, 10/1/2003(7)	10,000,000	10,000,000
Monumental Life Insurance Co., 1.184%, 10/1/2003(7)	25,000,000	25,000,000
Monumental Life Insurance Co., 1.300%, 9/1/2003(7)	40,000,000	40,000,000
Pacific Life Funding LLC, 1.260%, 11/28/2003(7)(8)	25,000,000	24,992,186
Prudential Funding Corp., 1.450%, 9/15/2003(7)(8)	37,000,000	37,091,507
Travelers Insurance Co., 1.176%, 11/1/2003(7)	50,000,000	50,000,000

		432,100,301

Leasing -- 2.3%
Paccar Financial Corp., 1.180%, 11/17/2003	45,000,000	45,008,475
Paccar Financial Corp., 1.210%, 11/17/2003	30,000,000	30,004,887

		75,013,362

Variable-Rate Notes (continued)(4)
Personal Credit -- 9.8%
American General Finance Corp., 1.330%, 10/14/2003	$75,000,000	$75,068,801
American Honda Finance Corp., 1.080%, 10/22/2003(7)(8)	50,000,000	50,000,000
Associates Corp. of North America, 1.079%, 9/26/2003	50,000,000	50,000,000
USA Education, Inc., 1.399%, 9/16/2003	73,000,000	73,183,109
VW Credit, Inc., 1.290%, 10/22/2003(7)(8)	75,000,000	75,060,833

		323,312,743

Securities -- 0.8%
Liquid Funding Ltd., 1.120%, 11/27/2003(7)(8)	25,000,000	25,000,000

Telecommunications -- 2.3%
BellSouth Telecommunications, Inc., 1.320%, 9/4/2003	75,000,000	75,000,000

Total Variable-Rate Notes		1,977,665,545

Repurchase Agreements -- 10.4%
Agreement with Deutsche Bank Alex Brown, Inc., 1.185%, dated 8/29/2003, to be repurchased at $115,015,142 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 9/30/2053	115,000,000	115,000,000

Repurchase Agreements (continued)
Agreement with First Union Securities, Inc., 1.190%, dated 8/29/2003, to be repurchased at $95,012,561 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 5/15/2033	$95,000,000	$95,000,000
Agreement with Morgan Stanley & Co., Inc., 1.185%, dated 8/29/2003, to be repurchased at $75,009,875 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 6/1/2013	75,000,000	75,000,000
Agreement with State Street Bank and Trust Co., 0.980%, dated 8/29/2003, to be repurchased at $56,832,078 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2004	56,825,890	56,825,890

Total Repurchase Agreements		341,825,890

Total Investments -- 99.8% (at amortized cost)		3,279,793,286

Other Net Assets and Liabilities-Net -- 0.2%		4,935,104

Total Net Assets -- 100%		$3,284,728,390

August 31, 2003

Notes to Portfolio of Investments

Note: The categories of investments are shown as a percentage of total net assets for each Fund at August 31, 2003.

(1) Non-income producing.

(2) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(3) Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4) Current rate and next demand date shown.

(5) Securities held as collateral for dollar roll transactions.

(6) All or a portion of these securities are subject to dollar roll transactions.

(7) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2003, these securities amounted to:

	Amount	% of Total Net Assets
Intermediate Bond Fund	$54,782,623	8.6%
Short-Term Income Fund	2,562,540	1.7
Money Market Fund	1,364,165,661	41.5

(8) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(9) Current credit ratings are unaudited. Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10) Securities that are subject to alternative minimum tax represent 8.9% of Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value. (unaudited)

(11) Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:
ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FRN	--Floating Rate Note
GDR	--Global Depository Receipt
GO	--General Obligation
HFDC	--Health Facility Development Corporation
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit
UT	--Unlimited Tax
VRNs	--Variable Rate Notes

Marshall	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 315,237,901	$ 32,641,164	$ 48,946,321	$ 16,305,157	$ 349,231,903
Large-Cap Growth & Income Fund	216,283,224	59,290,418	60,022,375	731,957	260,634,822
Mid-Cap Value Fund	260,776,543	39,801,002	44,884,645	5,083,643	272,736,747
Mid-Cap Growth Fund	274,762,466	30,808,570	33,716,289	2,907,719	240,644,225
Small-Cap Growth Fund	103,468,538	14,670,685	15,464,366	793,681	93,889,584
International Stock Fund	287,053,531	39,825,680	41,407,258	1,581,578	324,973,441
Government Income Fund	605,240,238	7,179,173	9,006,072	1,826,899	386,901,808
Intermediate Bond Fund	765,648,817	9,655,023	17,864,743	8,209,720	635,067,128
Intermediate Tax-Free Fund	101,428,417	4,612,607	4,686,699	74,092	102,716,663
Short-Term Income Fund	184,553,426	182,808	2,040,517	1,857,709	152,508,277
Money Market Fund	3,279,793,286 *	--	--	--	3,284,728,390

* at amortized cost

August 31, 2003

Statements of Assets and Liabilities

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund
Assets:
Investments in securities, at value	$ 342,355,465	$ 272,215,927(1)	$ 287,503,647(1)	$ 295,878,955(1)
Investments in repurchase agreements	5,523,600	3,357,715	13,073,898	9,692,081
Cash	48,731	26,259	27,533	9,998
Cash denominated in foreign currencies(identified cost, $10,305,911)	--	--	--	--
Income receivable	981,709	315,980	349,529	81,616
Receivable for investments sold	1,170	1,017,468	4,786,597	992,233
Receivable for capital stock sold	1,554,310	103,367	156,781	88,215
Receivable for daily variation margin	--	--	--	78,750
Prepaid expenses	7,340	--	642	4,068

Total assets	350,472,325	277,036,716	305,898,627	306,825,916

Liabilities:
Payable for capital stock redeemed	107,605	43,792	213,776	167,820
Payable to bank	--	--	--	--
Payable for investments purchased	615,810	1,203,979	6,634,687	1,755,159
Payable on collateral due to broker	--	14,869,200	26,017,170	63,985,440
Options written, at value(premium received $157,852)	147,300	--	--	--
Payable for income distribution	--	--	--	--
Payable for dollar roll transactions	--	--	--	--
Payable for investment adviser fee(Note 6)	220,001	162,831	168,912	147,325
Payable for shareholder services fees(Note 6)	72,151	53,000	55,198	48,355
Payable for administrative fees(Note 6)	28,928	21,687	22,458	19,643
Payable for portfolio accounting fees(Note 6)	7,720	6,486	5,433	5,897
Payable for transfer and dividend disbursing agent fees(Note 6)	28,204	27,756	32,323	43,109
Payable for custodian fees(Note 6)	5,056	4,294	4,375	3,928
Payable for distribution services fees(Note 6)	7,647	6,758	7,548	5,015
Net payable for foreign currency exchange contracts	--	--	--	--
Accrued expenses	--	2,111	--	--

Total liabilities	1,240,422	16,401,894	33,161,880	66,181,691

Total Net Assets	$ 349,231,903	$ 260,634,822	$ 272,736,747	$ 240,644,225

Net Assets Consist of:
Paid-in-capital	$ 324,676,500	$ 262,883,959	$ 225,593,780	$ 299,506,389
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	37,675,428	62,739,341	40,170,010	34,766,183
Accumulated net realized gain(loss) on investments, options, futures contracts and foreign currency transactions	(14,756,027)	(65,464,148)	6,800,655	(93,628,347)
Undistributed net investment income(distributions in excess of net investment income)	1,636,002	475,670	172,302	--

Total Net Assets	$ 349,231,903	$ 260,634,822	$ 272,736,747	$ 240,644,225

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 12.58	$ 11.32	$ 12.51	$ 11.57
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$ 12.58	$ 11.32	$ 12.51	$ 11.57
Offering Price Per Share	$ 13.35(3)	$ 12.01(3)	$ 13.27(3)	$ 12.28(3)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	--	--	--	--
Net Assets:
Investor Class of Shares	$ 343,475,251	$ 254,285,613	$ 267,308,514	$ 236,980,895
Advisor Class of Shares	5,756,652	6,349,209	5,428,233	3,663,330
Institutional Class of Shares	--	--	--	--

Total Net Assets	$ 349,231,903	$ 260,634,822	$ 272,736,747	$ 240,644,225

Shares Outstanding:
Investor Class of Shares	27,303,467	22,458,112	21,359,220	20,484,380
Advisor Class of Shares	457,614	560,767	433,747	316,654
Institutional Class of Shares	--	--	--	--

Total Shares Outstanding	27,761,081	23,018,879	21,792,967	20,801,034

Investments, at identified cost	$ 310,214,189	$ 212,834,301	$ 260,407,535	$ 271,396,003

(1) Including $14,590,078, $24,643,647, $62,231,811, $22,000,585, $6,614,617, $107,934,848, $102,056,555, and $32,446,335, respectively, of securities loaned.

(2) Reflects an accumulated net operating loss.

(3) Computation of offering price per share 100/94.25 of net asset value.

(4) Computation of offering price per share 100/95.25 of net asset value.

(5) Computation of offering price per share 100/98.00 of net asset value.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 112,535,717(1)	$ 326,879,211(1)	$ 605,564,585(1)	$ 724,786,770(1)	$ 106,041,024	$ 175,952,835(1)	$ 2,937,967,396
5,603,506	--	6,854,826	50,517,070	--	8,783,399	341,825,890
20,262	--	25,569	33,158	--	8,837	274,903
--	10,302,229	--	--	--	--	--
68,572	741,842	1,980,785	7,031,569	1,060,811	1,390,403	7,197,709
3,498,059	2,995,788	--	--	--	--	--
73,787	458,738	219,777	15,812	--	1,347	37,084,412
--	--	--	--	--	--	--
--	--	--	--	--	--	155,590

121,799,903	341,377,808	614,645,542	782,384,379	107,101,835	186,136,821	3,324,505,900

221,595	66,549	153,599	1,415,630	10,000	155,016	36,960,189
--	487,610	--	--	--	--	--
4,707,582	8,514,592	61,370,228	40,361,910	4,048,323	--	--
22,836,892	6,889,838	109,946,649	104,131,766	--	33,084,380	--
--	--	--	--	--	--	--
--	--	400,581	999,280	276,706	308,921	1,650,326
--	--	55,577,983	--	--	--	--
76,430	261,520	212,730	292,261	29,086	33,588	335,841
18,348	41,914	8,163	10,898	1,762	2,479	430,066
7,643	26,471	32,152	50,730	8,814	12,918	118,611
4,970	9,150	9,539	11,485	6,144	5,556	20,002
29,063	44,693	19,379	24,058	1,531	17,965	54,686
1,529	29,477	5,395	7,535	1,763	2,583	30,110
4,502	11,623	5,532	8,059	--	2,144	177,679
--	736	--	--	--	--	--
1,765	20,194	1,804	3,639	1,043	2,994	--

27,910,319	16,404,367	227,743,734	147,317,251	4,385,172	33,628,544	39,777,510

$ 93,889,584	$ 324,973,441	$ 386,901,808	$ 635,067,128	$ 102,716,663	$ 152,508,277	$ 3,284,728,390

$ 98,137,782	$ 416,802,532	$ 383,907,101	$ 643,916,626	$ 97,893,728	$ 159,372,211	$ 3,285,278,776
15,227,716	41,434,006	7,258,081	12,090,299	4,610,469	986,868	--
(19,475,601)	(134,131,327)	(4,303,513)	(20,940,520)	212,957	(7,875,038)	(541,150)
(313)(2)	868,230	40,139	723	(491)	24,236	(9,236)

$ 93,889,584	$ 324,973,441	$ 386,901,808	$ 635,067,128	$ 102,716,663	$ 152,508,277	$ 3,284,728,390

$ 11.83	$ 10.02	$ 9.60	$ 9.47	$ 10.50	$ 9.32	$ 1.00

$ 11.83	$ 10.01	$ 9.60	$ 9.47	--	$ 9.32	$ 1.00
$ 12.55(3)	$ 10.62(3)	$ 10.08(4)	$ 9.94(4)	--	$ 9.51(5)	--

--	$ 10.11	--	--	--	--	$ 1.00

$ 90,126,366	$ 204,477,478	$ 382,286,776	$ 629,663,708	$ 102,716,663	$ 150,301,682	$ 1,889,427,449
3,763,218	3,734,543	4,615,032	5,403,420	--	2,206,595	93,059,069
--	116,761,420	--	--	--	--	1,302,241,872

$ 93,889,584	$ 324,973,441	$ 386,901,808	$ 635,067,128	$ 102,716,663	$ 152,508,277	$ 3,284,728,390

7,617,239	20,408,586	39,826,192	66,468,687	9,786,266	16,131,115	1,889,771,624
318,058	373,015	480,784	570,445	--	236,820	93,096,617
--	11,549,390	--	--	--	--	1,302,410,535

7,935,297	32,330,991	40,306,976	67,039,132	9,786,266	16,367,935	3,285,278,776

$ 102,911,507	$ 285,423,874	$ 605,161,330	$ 763,213,541	$ 101,430,555	$ 183,749,366	$ 3,279,793,286

Year Ended August 31, 2003

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund
Investment Income:
Interest income	$ 126,511(1)	$ 107,699(1)	$ 181,818(1)	$ 345,142(1)

Dividend income	10,658,031(3)	4,014,626(3)	2,897,380(3)	683,590(3)

Total income	10,784,542	4,122,325	3,079,198	1,028,732
Expenses:
Investment adviser fee(Note 6)	2,478,700	1,862,454	1,649,924	1,555,284
Shareholder services fees(Note 6)--
Investor Class of Shares	814,942	608,211	539,427	511,321
Advisor Class of Shares	11,292	12,607	10,548	7,107
Administrative fees(Note 6)	326,469	248,138	219,889	207,371
Portfolio accounting fees(Note 6)	93,505	78,301	71,297	69,819
Transfer and dividend disbursing agent fees(Note 6)	181,050	220,561	171,740	177,872
Custodian fees(Note 6)	58,049	49,288	43,796	41,474
Registration fees	26,780	26,855	26,890	25,371
Auditing fees	14,800	14,800	14,800	14,800
Legal fees	4,144	3,800	3,950	4,000
Printing and postage	19,868	35,100	20,592	18,999
Directors' fees	7,273	7,273	7,273	7,273
Insurance premiums	9,455	8,310	6,941	7,060
Distribution services fees(Note 6)--
Advisor Class of Shares	11,292	12,607	10,548	7,107
Miscellaneous	8,768	7,714	6,002	6,385

Total expenses	4,066,387	3,196,019	2,803,617	2,661,243

Deduct(Note 6)--
Waiver of investment adviser fee	--	--	--	--
Waiver of shareholder services fees--
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	(11,292)	(12,607)	(10,548)	(7,107)

Total Waivers	(11,292)	(12,607)	(10,548)	(7,107)

Net expenses	4,055,095	3,183,412	2,793,069	2,654,136

Net investment income(net operating loss)	6,729,447	938,913	286,129	(1,625,404)

Net Realized and Unrealized Gain(Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain(loss) on investment transactions and options(identified cost basis)	(7,873,644)	(20,885,046)	9,355,246	(18,818,630)
Net realized gain(loss) on futures contract(identified cost basis)	(932,970)	--	--	633,000
Net realized gain(loss) on foreign currency contracts(identified cost basis)	--	--	276	--
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	19,769,533	35,361,461	29,687,566	66,450,576

Net realized and unrealized gain(loss) on investments, options, futures contracts and foreign currency	10,962,919	14,476,415	39,043,088	48,264,946

Change in net assets resulting from operations	$ 17,692,366	$ 15,415,328	$ 39,329,217	$ 46,639,542

(1) Including income on securities loaned of $22,291, $35,162, $51,211, $69,237, $19,196, $99,346, $64,923, and $103,874, respectively.

(2) Net of dollar roll expense of $1,298,039.

(3) Net of foreign taxes withheld of $2,074, $5,586, $1,132, $2,733, $4,348, and $784,404, respectively.

(4) Net of foreign taxes withheld of $9,566.

Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 93,370(1)	$ 135,804(1)	$ 15,931,732(1)(2)	$ 32,288,083(1)	$ 4,465,840	$ 5,374,564	$ 47,428,865
614,519(3)	6,162,364(3)	--	--	35,425	--	--

707,889	6,298,168	15,931,732	32,288,083	4,501,265	5,374,564	47,428,865

789,737	2,880,327	2,864,544	3,857,879	646,865	795,059	4,801,790

190,646	461,213	944,003	1,595,262	269,527	327,687	4,989,384
6,788	9,472	10,845	12,188	--	3,588	262,347
78,974	286,128	375,342	601,884	107,811	132,510	1,377,739
57,732	112,626	100,288	123,611	51,057	63,207	250,514
141,885	220,534	144,726	123,741	32,236	103,888	326,411
15,795	159,746	63,194	89,298	21,562	26,502	345,119
22,304	39,339	27,891	28,543	16,482	27,274	64,230
14,801	14,800	14,800	14,800	14,801	14,800	14,800
4,000	5,145	5,351	4,083	4,416	3,355	4,423
16,300	38,000	11,551	16,649	5,500	11,258	72,363
7,273	7,273	7,273	7,273	7,273	7,273	7,273
4,745	8,847	10,462	15,287	5,389	5,463	58,083

6,788	9,472	10,845	12,188	--	3,588	314,816
3,715	8,363	10,503	16,154	5,177	4,501	40,000

1,361,483	4,261,285	4,601,618	6,518,840	1,188,096	1,529,953	12,929,292

--	(70,000)	(381,939)	(385,788)	(291,089)	(450,534)	(960,358)

--	--	(868,482)	(1,467,641)	(247,965)	(301,472)	--
(6,788)	(9,472)	(10,845)	(12,188)	--	(3,588)	--

(6,788)	(79,472)	(1,261,266)	(1,865,617)	(539,054)	(755,594)	(960,358)

1,354,695	4,181,813	3,340,352	4,653,223	649,042	774,359	11,968,934

(646,806)	2,116,355	12,591,380	27,634,860	3,852,223	4,600,205	35,459,931

8,187,608	(29,827,293)(4)	5,885,147	8,959,894	574,723	(1,504,691)	(388,321)
456,095	--	--	--	--	--	--
(313)	(446,168)	--	--	--	--	--
16,812,599	52,382,865	(9,465,714)	(4,490,754)	(1,362,224)	687,682	--

25,455,989	22,109,404	(3,580,567)	4,469,140	(787,501)	(817,009)	(388,321)

$ 24,809,183	$ 24,225,759	$ 9,010,813	$ 32,104,000	$ 3,064,722	$ 3,783,196	$ 35,071,610

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund
	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets
Operations--
Net investment income(net operating loss)	$ 6,729,447	$ 4,890,124	$ 938,913	$ 34,705
Net realized gain(loss) on investments and options transactions	(7,873,644)	(1,549,327)	(20,885,046)	(18,836,919)
Net realized gain(loss) on futures contracts	(932,970)	(3,125,998)	--	(4,113,431)
Net realized gain(loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	19,769,533	(51,947,249)	35,361,461	(64,752,578)

Change in net assets resulting from operations	17,692,366	(51,732,450)	15,415,328	(87,668,223)

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(5,421,772)	(5,044,081)	(467,278)	(164,935)
Advisor Class of Shares	(74,812)	(53,945)	(9,830)	(2,195)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	(14,838,709)	--	--
Advisor Class of Shares	--	(144,767)	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(5,496,584)	(20,081,502)	(477,108)	(167,130)

Capital Stock Transactions--
Proceeds from sale of shares	91,930,158	54,966,324	46,200,144	46,470,452
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,432	17,657,653	309,467	107,936
Cost of shares redeemed	(100,397,269)	(76,217,323)	(80,737,092)	(70,501,282)

Change in net assets resulting from capital stock transactions	(5,835,679)	(3,593,346)	(34,227,481)	(23,922,894)

Change in net assets	6,360,103	(75,407,298)	(19,289,261)	(111,758,247)
Net Assets:
Beginning of period	342,871,800	418,279,098	279,924,083	391,682,330

End of period	$ 349,231,903	$ 342,871,800	$ 260,634,822	$ 279,924,083

Undistributed net investment income(accumulated net operating loss) included in net assets at end of period	$ 1,636,002	$ 403,139	$ 475,670	$ 13,865

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

$ 286,129	$ 268,317	$(1,625,404)	$(2,099,086)	$(646,806)	$(1,268,045)	$ 2,116,355	$ 1,345,766

9,355,246	(707,386)	(18,818,630)	(68,371,719)	8,187,608	(25,427,634)	(29,827,293)	(59,392,247)

--	(1,778,463)	633,000	(4,375,822)	456,095	683,880	--	--

276	180	--	--	(313)	656	(446,168)	(882,998)

29,687,566	(11,109,533)	66,450,576	(29,473,408)	16,812,599	(6,435,693)	52,382,865	12,302,179

39,329,217	(13,326,885)	46,639,542	(104,320,035)	24,809,183	(32,446,836)	24,225,759	(46,627,300)

(271,998)	(146,095)	--	--	--	--	--	--

(5,338)	(2,090)	--	--	--	--	--	--

--	--	--	--	--	--	--	--

--	(22,874,085)	--	(876,922)	--	(4,821,728)	--	--

--	(351,861)	--	(8,848)	--	(116,211)	--	--

--	--	--	--	--	--	--	--

(277,336)	(23,374,131)	--	(885,770)	--	(4,937,939)	--	--

77,122,864	103,913,966	39,221,627	56,376,558	43,934,709	41,122,184	280,914,464	218,685,271

173,365	22,643,913	--	877,762	--	4,871,257	--	--

(43,820,738)	(64,654,487)	(50,822,527)	(83,212,079)	(55,007,523)	(36,251,186)	(282,078,408)	(229,717,274)

33,475,491	61,903,392	(11,600,900)	(25,957,759)	(11,072,814)	9,742,255	(1,163,944)	(11,032,003)

72,527,372	25,202,376	35,038,642	(131,163,564)	13,736,369	(27,642,520)	23,061,815	(57,659,303)

200,209,375	175,006,999	205,605,583	336,769,147	80,153,215	107,795,735	301,911,626	359,570,929

$ 272,736,747	$ 200,209,375	$ 240,644,225	$ 205,605,583	$ 93,889,584	$ 80,153,215	$ 324,973,441	$ 301,911,626

$ 172,302	$ 163,233	$ --	$ --	$(313)	$ --	$ 868,230	$(792,391)

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund
	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 12,591,380	$ 19,565,735	$ 27,634,860	$ 31,523,135
Net realized gain(loss) on investment and options transactions	5,885,147	512,709	8,959,894	(8,520,585)
Net realized gain(loss) on futures contracts	--	--	--	--
Net realized gain(loss) on foreign currency contracts	--	--	--	--
Net change in unrealized appreciation(depreciation) of investments, options, futures contracts and foreign currency translation	(9,465,714)	7,386,534	(4,490,754)	6,202,161

Change in net assets resulting from operations	9,010,813	27,464,978	32,104,000	29,204,711

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(13,843,750)	(19,870,618)	(29,819,215)	(33,505,994)
Advisor Class of Shares	(148,480)	(152,957)	(215,424)	(187,339)
Institutional Class of Shares	--	--	--	--
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	--	--	--	--
Advisor Class of Shares	--	--	--	--
Institutional Class of Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(13,992,230)	(20,023,575)	(30,034,639)	(33,693,333)

Capital Stock Transactions--
Proceeds from sale of shares	144,189,704	95,178,601	223,712,681	161,234,207
Net asset value of shares issued to shareholders in payment of distributions declared	8,584,744	12,326,453	15,770,324	16,654,681
Cost of shares redeemed	(142,323,850)	(116,273,076)	(242,258,348)	(181,719,809)

Change in net assets resulting from capital stock transactions	10,450,598	(8,768,022)	(2,775,343)	(3,830,921)

Change in net assets	5,469,181	(1,326,619)	(705,982)	(8,319,543)
Net Assets:
Beginning of period	381,432,627	382,759,246	635,773,110	644,092,653

End of period	$ 386,901,808	$ 381,432,627	$ 635,067,128	$ 635,773,110

Undistributed net investment income(distributions in excess of net investment income) included in net assets at end of period	$ 40,139	$(6,160)	$ 723	$ 68,356

Intermediate Tax-Free Fund		Short-Term Income Fund		Money Market Fund
Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

$ 3,852,223	$ 3,992,297	$ 4,600,205	$ 5,673,976	$ 35,459,931	$ 62,351,647

574,723	809,860	(1,504,691)	47,525	(388,321)	(7,007)

--	--	--	--	--	--

--	--	--	--	--	--

(1,362,224)	1,540,384	687,682	(1,316,104)	--	--

3,064,722	6,342,541	3,783,196	4,405,397	35,071,610	62,344,640

(3,852,260)	(3,989,466)	(5,547,018)	(6,239,624)	(20,782,392)	(37,389,606)

--	--	(56,372)	(21,027)	(789,875)	(2,174,238)

--	--	--	--	(13,896,900)	(22,787,803)

--	--	--	--	--	--

--	--	--	--	--	--

--	--	--	--	--	--

(3,852,260)	(3,989,466)	(5,603,390)	(6,260,651)	(35,469,167)	(62,351,647)

36,802,145	23,476,092	104,977,638	52,784,668	9,871,475,992	10,014,120,035

385,080	396,321	2,270,039	3,343,293	9,474,123	16,309,836

(43,375,676)	(18,832,499)	(68,062,977)	(65,233,789)	(9,477,630,430)	(9,888,216,033)

(6,188,451)	5,039,914	39,184,700	(9,105,828)	403,319,685	142,213,838

(6,975,989)	7,392,989	37,364,506	(10,961,082)	402,922,128	142,206,831

109,692,652	102,299,663	115,143,771	126,104,853	2,881,806,262	2,739,599,431

$ 102,716,663	$ 109,692,652	$ 152,508,277	$ 115,143,771	$ 3,284,728,390	$ 2,881,806,262

$(491)	$(19)	$ 24,236	$(68,642)	$(9,236)	$ --

Year Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on invest- ments, options, futures contracts and foreign currency	Total distri- butions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income (net operating loss)	Expense waiver(2)
Equity Income Fund
1999	$ 14.17	0.28	3.59	3.87	(0.29)	(1.04)	(1.33)	$ 16.71	27.92%	1.17%	1.73%	--	$ 537,295	72%
2000	$ 16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$ 14.62	(2.80)%	1.16%	1.54%	--	$ 423,845	98%
2001	$ 14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$ 14.70	2.20%	1.19%	1.07%	--	$ 414,651	78%
2002(3)	$ 14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$ 12.12	(13.16)%	1.20%	1.28%	--	$ 338,512	50%
2003(3)	$ 12.12	0.24	0.42	0.66	(0.20)	--	(0.20)	$ 12.58	5.56%	1.23%	2.04%	--	$ 343,475	62%
Large-Cap Growth & Income Fund
1999	$ 13.24	0.06	5.01	5.07	(0.06)	(0.77)	(0.83)	$ 17.48	38.98%	1.20%	0.32%	--	$ 407,031	32%
2000	$ 17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$ 19.22	16.35%	1.18%	0.16%	--	$ 510,195	71%
2001	$ 19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$ 13.75	(24.79)%	1.19%	0.03%	--	$ 386,911	63%
2002(3)	$ 13.75	0.01	(3.16)	(3.15)	(0.01)	--	(0.01)	$ 10.59	(22.94)%	1.21%	0.01%	--	$ 274,960	62%
2003(3)	$ 10.59	0.04	0.71	0.75	(0.02)	--	(0.02)	$11.32	7.11%	1.28%	0.38%	--	$ 254,286	73%
Mid-Cap Value Fund
1999	$ 10.25	0.11	2.10	2.21	(0.12)	(0.94)	(1.06)	$ 11.40	21.92%	1.25%	0.96%	--	$ 128,575	90%
2000	$ 11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$ 10.85	9.29%	1.33%	0.86%	--	$ 106,569	94%
2001	$ 10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$ 12.72	25.80%	1.30%	0.16%	--	$ 172,719	104%
2002(3)	$ 12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$ 10.65	(4.25)%	1.26%	0.13%	--	$ 196,254	44%
2003(3)	$ 10.65	0.01	1.86	1.87	(0.01)	--	(0.01)	$ 12.51	17.63%	1.27%	0.13%	--	$ 267,309	39%
Mid-Cap Growth Fund
1999	$ 11.95	(0.11)	6.26	6.15	--	(0.82)	(0.82)	$ 17.28	53.41%	1.21%	(0.73)%	--	$ 297,249	173%
2000	$ 17.28	(0.16)(4)	12.00	11.84	--	(1.69)	(1.69)	$ 27.43	71.91%	1.18%	(0.66)%	--	$ 541,805	108%
2001	$ 27.43	(0.06)(4)	(8.67)	(8.73)	--	(4.97)	(4.97)	$ 13.73	(34.17)%	1.19%	(0.39)%	--	$ 333,718	118%
2002(3)	$ 13.73	(0.09)(4)	(4.29)	(4.38)	--	(0.04)	(0.04)	$ 9.31	(32.01)%	1.24%	(0.72)%	--	$ 203,010	167%
2003(3)	$ 9.31	(0.08)(4)	2.34	2.26	--	--	--	$11.57	24.27%	1.28%	(0.78)%	--	$ 236,981	121%
Small-Cap Growth Fund
1999	$ 9.82	(0.11)	2.69	2.58	--	(0.02)	(0.02)	$ 12.38	26.30%	1.59%	(0.90)%	--	$ 102,992	219%
2000	$ 12.38	(0.18)(4)	7.03	6.85	--	(0.41)	(0.41)	$ 18.82	56.14%	1.59%	(1.03)%	--	$ 159,336	105%
2001	$ 18.82	(0.08)(4)	(4.52)	(4.60)	--	(1.63)	(1.63)	$ 12.59	(24.23)%	1.58%	(0.62)%	--	$ 105,397	287%
2002(3)	$ 12.59	(0.14)(4)	(3.12)	(3.26)	--	(0.58)	(0.58)	$ 8.75	(27.23)%	1.63%	(1.20)%	--	$ 77,713	292%
2003(3)	$ 8.75	(0.07)(4)	3.15	3.08	--	--	--	$11.83	35.20%	1.72%	(0.82)%	--	$ 90,126	248%
International Stock Fund
1999	$ 11.54	0.09	2.45	2.54	(0.25)	--	(0.25)	$ 13.83	22.20%	1.51%	0.79%	0.01%	$ 270,315	182%
2000	$ 13.83	(0.07)(4)	4.09	4.02	(0.16)	(1.36)	(1.52)	$ 16.33	28.09%	1.50%	(0.40)%	0.02%	$ 351,242	225%
2001	$ 16.33	0.03(4)	(4.02)	(3.99)	--	(1.61)	(1.61)	$ 10.73	(26.36)%	1.46%	0.25%	0.02%	$ 246,649	156%
2002(3)	$ 10.73	0.03(4)	(1.45)	(1.42)	--	--	--	$ 9.31	(13.23)%	1.49%	0.32%	0.02%	$ 195,496	83%
2003(3)	$ 9.31	0.06(4)	0.65	0.71	--	--	--	$ 10.02	7.63%	1.54%	0.65%	0.02%	$ 204,477	171%
Government Income Fund
1999	$ 9.70	0.54	(0.48)	0.06	(0.54)	--	(0.54)	$ 9.22	0.62%	0.86%	5.69%	0.33%	$ 317,284	232%
2000	$ 9.22	0.57	(0.02)	0.55	(0.57)	--	(0.57)	$ 9.20	6.20%	0.85%	6.28%	0.33%	$ 357,229	192%
2001	$ 9.20	0.57	0.33	0.90	(0.57)	--	(0.57)	$ 9.53	10.02%	0.87%	6.04%	0.33%	$ 380,308	122%
2002(3)	$ 9.53	0.49(4)(5)	0.20(5)	0.69	(0.50)	--	(0.50)	$ 9.72	7.50%	0.87%	5.16%(5)	0.33%	$ 377,594	76%
2003(3)	$ 9.72	0.32(4)	(0.08)	0.24	(0.36)	--	(0.36)	$ 9.60	2.45%	0.87%	3.30%	0.33%	$ 382,287	539%
Intermediate Bond Fund
1999	$ 9.60	0.55	(0.43)	0.12	(0.55)	--	(0.55)	$ 9.17	1.28%	0.71%	5.85%	0.28%	$ 598,970	181%
2000	$ 9.17	0.57	(0.01)	0.56	(0.57)	--	(0.57)	$ 9.16	6.35%	0.70%	6.31%	0.29%	$ 612,980	243%
2001	$ 9.16	0.55	0.35	0.90	(0.55)	--	(0.55)	$ 9.51	10.14%	0.72%	5.93%	0.29%	$ 640,863	273%
2002(3)	$ 9.51	0.47(4)(5)	(0.04)(5)	0.43	(0.50)	--	(0.50)	$ 9.44	4.70%	0.72%	5.00%(5)	0.29%	$ 631,518	187%
2003(3)	$ 9.44	0.41(4)	0.07	0.48	(0.45)	--	(0.45)	$ 9.47	5.10%	0.72%	4.30%	0.29%	$ 629,664	317%
Intermediate Tax-Free Fund
1999	$ 10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$ 9.85	0.02%	0.61%	4.11%	0.48%	$ 108,732	53%
2000	$ 9.85	0.43	0.10	0.53	(0.43)	--	(0.43)	$ 9.95	5.58%	0.60%	4.43%	0.49%	$ 95,554	71%
2001	$ 9.95	0.43	0.40	0.83	(0.43)	--	(0.43)	$ 10.35	8.52%	0.62%	4.24%	0.50%	$ 102,300	51%
2002(3)	$ 10.35	0.40(5)	0.22(5)	0.62	(0.40)	--	(0.40)	$ 10.57	6.12%	0.62%	3.84%(5)	0.50%	$ 109,693	27%
2003(3)	$ 10.57	0.38	(0.07)	0.31	(0.38)	--	(0.38)	$ 10.50	2.95%	0.60%	3.57%	0.50%	$ 102,717	17%
Short-Term Income Fund
1999	$ 9.61	0.55	(0.21)	0.34	(0.55)	--	(0.55)	$ 9.40	3.59%	0.51%	5.74%	0.56%	$ 134,943	163%
2000	$ 9.40	0.60	(0.19)	0.41	(0.60)	--	(0.60)	$ 9.21	4.46%	0.50%	6.43%	0.57%	$ 122,503	72%
2001	$ 9.21	0.58	0.33	0.91	(0.58)	--	(0.58)	$ 9.54	10.16%	0.53%	6.16%	0.57%	$ 126,008	79%
2002(3)	$ 9.54	0.42(4)(5)	(0.07)(5)	0.35	(0.47)	--	(0.47)	$ 9.42	3.77%	0.56%	4.51%(5)	0.57%	$ 114,320	54%
2003(3)	$ 9.42	0.33(4)	(0.03)	0.30	(0.40)	--	(0.40)	$ 9.32	3.22%	0.58%	3.47%	0.57%	$ 150,302	43%
Money Market Fund
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.98%	0.41%	4.86%	0.25%	$ 1,663,740	--
2000	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)	$ 1.00	5.88%	0.44%	5.73%	0.16%	$ 1,776,669	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.32%	0.46%	5.22%	0.05%	$ 1,697,200	--
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)	$ 1.00	1.99%	0.45%	1.95%	0.04%	$ 1,857,948	--
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	1.05%	0.45%	1.04%	0.03%	$ 1,889,427	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown.

(3) Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants("AICPA") Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003
Equity Income Fund	$ 0.00	$ 0.00
Large-Cap Growth & Income Fund	0.00	0.00
Mid-Cap Value Fund	0.00	0.00
Mid-Cap Growth Fund	0.00	0.00
Small-Cap Growth Fund	0.00	0.00
International Stock Fund	0.01	0.01
Government Income Fund	0.00	0.00
Intermediate Bond Fund	0.00	0.00
Intermediate Tax-Free Fund	0.01	0.01
Short-Term Income Fund	0.00	0.00

Periods prior to September 1, 2001 have not been restated to reflect this change.

(4) Per share information is based on average shares outstanding.

(5) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase(Decrease)
Government Income Fund	$(0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior September 1, 2001 have not been restated to reflect this change in presentation.

August 31, 2003

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), all of which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund ("Equity Income Fund")	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund ("Large-Cap Growth & Income Fund")	To provide capital appreciation and income.
Marshall Mid-Cap Value Fund ("Mid-Cap Value Fund")	To provide capital appreciation.
Marshall Mid-Cap Growth Fund ("Mid-Cap Growth Fund")	To provide capital appreciation.
Marshall Small-Cap Growth Fund ("Small-Cap Growth Fund")	To provide capital appreciation.
Marshall International Stock Fund ("International Stock Fund")	To provide capital appreciation.
Marshall Government Income Fund ("Government Income Fund")	To provide current income.
Marshall Intermediate Bond Fund ("Intermediate Bond Fund")	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund ("Intermediate Tax-Free Fund")	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund ("Short-Term Income Fund")	To maximize total return consistent with current income.
Marshall Money Market Fund ("Money Market Fund")	To provide current income consistent with stability of principal.

The Funds (except Intermediate Tax-Free Fund) are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. International Stock Fund and Money Market Fund offer three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Financial Highlights of Advisor Class of Shares and Institutional Class of Shares of the Funds are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued based on independent broker quotations. Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between last closing bid and asked prices. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2003, the Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund and Small Cap-Growth Fund had no outstanding futures contracts.

At August 31, 2003, the Mid-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2003	35 S&P Mid-cap 400	Long	$ 591,150

Written Options Contracts --Equity Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2003, the Equity Income Fund had $1,141,062 in realized gain on written options.

The following is a summary of the Equity Income Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/02	3,989	$ 390,950
Options written	25,742	2,067,801
Options expired	(19,850)	(1,672,472)
Options closed	(7,821)	(628,427)
Outstanding @ 8/31/03	2,060	$ 157,852

At August 31, 2003, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Federal National Mortgage Association	Call	September 2003	$ 80.00	150	$ 750	$ 10,199
Sears Roebuck & Co.	Call	October 2003	47.50	380	26,600	4,938
Boeing Co.	Call	November 2003	40.00	350	28,000	(4,201)
Goodrich Corp.	Call	November 2003	30.00	30	1,200	(30)
Federal National Mortgage Association	Put	September 2003	55.00	300	4,500	21,899
Merck & Co., Inc.	Put	October 2003	50.00	350	78,750	(51,451)
Newell Rubbermaid Inc.	Put	September 2003	22.50	500	7,500	29,198

Net Unrealized Appreciation on Written Options Contracts				2,060		$ 10,552

Foreign Exchange Contracts--International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2003, the International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
09/01/03	1,762,443 Swiss Franc	$ 1,250,092	$ 1,259,202	$ 9,110
09/01/03	569,220 Euro Dollar	620,849	625,773	4,924
09/02/03	53,353,124 Japanese Yen	454,320	457,240	2,920
Contracts Sold:
09/01/03	1,146,528 Euro Dollar	1,250,092	1,260,436	(10,344)
09/01/03	72,769,138 Japanese Yen	620,849	623,637	(2,788)
09/02/03	417,408 Euro Dollar	454,320	458,878	(4,558)

Net Unrealized Depreciation on Foreign Currency Exchange Contracts				$ (736)

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions--The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for the Government Income Fund for the year ended August 31, 2003 was as follows:

Maximum amount outstanding during the period	$ 61,957,007
Average amount outstanding during the period[1]	$ 31,018,631
Average monthly shares outstanding during the period	39,443,974
Average debt per share outstanding during the period	0.79

(1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in year ended August 31, 2003.

Securities Lending--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission ("SEC") issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. ("M&I Trust") for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund's securities may be invested jointly with collateral received for loans of other Funds' securities.

As of August 31, 2003, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral in securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Large-Cap Growth & Income Fund	$ 14,590,078	$ 14,869,200	$ 14,869,200
Mid-Cap Value Fund	24,643,647	26,017,170	26,017,170
Mid-Cap Growth Fund	62,231,811	63,985,440	63,985,440
Small-Cap Growth Fund	22,000,585	22,836,892	22,836,892
International Stock Fund	6,614,617	6,889,838	6,889,838
Government Income Fund	107,934,848	109,946,649	109,946,649
Intermediate Bond Fund	102,056,555	104,131,766	104,131,766
Short-Term Income Fund	32,446,335	33,084,380	33,084,380

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending agent at August 31, 2003 are as follows2:

Investments	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Provident Money Market Fund	$ 123,687	$ 216,420	$ 532,253	$ 189,965	$ 57,313	$ 914,574	$ 866,204	$ 275,207	$3,175,623
Merrimac Money Market Fund	662,132	1,158,556	2,849,300	1,016,937	306,807	4,895,972	4,637,034	1,473,262	17,000,000
Dreyfus Cash Management Plus MMKT	839,786	1,469,403	3,613,784	1,289,787	389,127	6,209,591	5,881,177	1,868,547	21,561,202
Bear Stearns Term Stock Loan Repo	1,947,447	3,407,518	8,380,293	2,990,991	902,375	14,399,919	13,638,334	4,333,123	50,000,000
JP Morgan Master Note	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Metlife Funding Agreement	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Wisconsin Public Service Master Note	389,489	681,504	1,676,059	598,198	180,474	2,879,984	2,727,667	866,625	10,000,000
Wachovia Securities LLC	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Monumental Life Insurance Master Note	584,234	1,022,255	2,514,088	897,297	270,713	4,319,976	4,091,500	1,299,937	15,000,000
Homeside Lending Inc.	389,965	682,336	1,678,105	598,929	180,695	2,883,500	2,730,997	867,683	10,012,210
Huntington National Bank	778,556	1,362,267	3,350,297	1,195,747	360,754	5,756,840	5,452,371	1,732,308	19,989,140
Merrill Lynch & Co.	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
BMW US Capital LLC	778,979	1,363,007	3,352,117	1,196,396	360,950	5,759,968	5,455,333	1,733,250	20,000,000
Wells Fargo & Company	389,489	681,504	1,676,059	598,198	180,475	2,879,984	2,727,667	866,624	10,000,000
Goldman Sachs Group	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Allstate Life Global FB II	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Jackson National Life Global	778,792	1,362,680	3,351,313	1,196,109	360,864	5,758,585	5,454,024	1,732,833	19,995,200
American Express Credit	778,979	1,363,007	3,352,118	1,196,396	360,950	5,759,968	5,455,333	1,733,249	20,000,000
Canadian IMP BK Comm	584,234	1,022,255	2,514,088	897,298	270,712	4,319,976	4,091,500	1,299,937	15,000,000
Credit Suisse FB UAS Inc.	585,323	1,024,161	2,518,774	898,970	271,217	4,328,028	4,099,127	1,302,360	15,027,960
General Electric Capital Corp.	584,234	1,022,255	2,514,088	897,298	270,712	4,319,976	4,091,500	1,299,937	15,000,000

(2) The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Short-Term Income Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Short-Term Income Fund at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Regional Jet Equipment Trust	2/2/2000	$ 401,387

Additional information on each illiquid restricted security held by the Money Market Fund at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$ 75,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Redemption Fees--The Funds imposed a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares (except for the Money Market Fund) who redeem shares held for 90 days or less. Redemption fee for the Advisor Class of Shares became effective on October 31, 2002. All redemption fees are recorded by the Funds as paid in capital. For the year ended August 31, 2003, the redemption fees were as follows:

Fund	Amount
Equity Income Fund	$ 4,789
Large-Cap Growth & Income Fund	224
Mid-Cap Value Fund	5,029
Mid-Cap Growth Fund	227
Small-Cap Growth Fund	33,116
International Stock Fund	462,211
Government Income Fund	29,038
Intermediate Bond Fund	90,652
Intermediate Tax-Free Fund	133,728
Short-Term Income Fund	68,027

Other--Investment transactions are accounted for on a trade date basis.

3. Change in Accounting Policy

Effective September 1, 2001, the Corporation adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Funds to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Funds adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statements of Operations. The cumulative effects to the Funds resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements are as follows:

	As of September 1, 2001			For the Year Ended August 31, 2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)
Government Income Fund	$ 41,338	$ (427,302)	$ 468,640	$ (451,297)	$ (19,790)	$ 471,087
Intermediate Bond Fund	(258,062)	(1,788,825)	1,530,763	(2,005,509)	978,504	1,027,005
Intermediate Tax-Free Fund	6,155	6,155	--	2,446	4,140	(6,586)
Short-Term Income Fund	(19,907)	(333,171)	313,264	(504,599)	122,704	381,895

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2003, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$ 324,676,500
Large-Cap Growth & Income Fund	262,883,959
Mid-Cap Value Fund	225,593,780
Mid-Cap Growth Fund	299,506,389
Small-Cap Growth Fund	98,137,782
International Stock Fund	416,802,532
Government Income Fund	383,907,101
Intermediate Bond Fund	643,916,626
Intermediate Tax-Free Fund	97,893,728
Short-Term Income Fund	159,372,211
Money Market Fund	3,285,278,776

Transactions in capital stock were as follows:

	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Amount	Shares	Amount
EQUITY INCOME FUND--INVESTOR CLASS
Shares sold	7,746,983	$89,903,369	3,954,436	$52,646,401
Shares issued to shareholders in payment of distributions declared	219,126	2,559,930	1,256,721	17,467,488
Shares redeemed	(8,589,447)	(99,479,314)	(5,489,769)	(75,258,161)

Net change resulting from Investor Class of Shares transactions	(623,338)	$(7,016,015)	(278,612)	$(5,144,272)

EQUITY INCOME FUND--ADVISOR CLASS
Shares sold	172,277	$2,026,789	169,201	$2,319,923
Shares issued to shareholders in payment of distributions declared	6,099	71,502	13,715	190,165
Shares redeemed	(80,459)	(917,955)	(70,025)	(959,162)

Net change resulting from Advisor Class of Shares transactions	97,917	$1,180,336	112,891	$1,550,926

Net change resulting from Fund Share transactions	(525,421)	$(5,835,679)	(165,721)	$(3,593,346)

LARGE-CAP GROWTH & INCOME FUND--INVESTOR CLASS
Shares sold	4,384,668	$44,394,732	3,423,301	$43,997,592
Shares issued to shareholders in payment of distributions declared	29,780	299,637	8,575	105,741
Shares redeemed	(7,915,987)	(79,889,725)	(5,616,030)	(69,582,834)

Net change resulting from Investor Class of Shares transactions	(3,501,539)	$(35,195,356)	(2,184,154)	$(25,479,501)

LARGE-CAP GROWTH & INCOME FUND--ADVISOR CLASS
Shares sold	176,146	$1,805,412	195,011	$2,472,860
Shares issued to shareholders in payment of distributions declared	987	9,830	264	2,195
Shares redeemed	(85,098)	(847,367)	(73,575)	(918,448)

Net change resulting from Advisor Class of Shares transactions	92,035	$967,875	121,700	$1,556,607

Net change resulting from Fund Share transactions	(3,409,504)	$(34,227,481)	(2,062,454)	$(23,922,894)

MID-CAP VALUE FUND--INVESTOR CLASS
Shares sold	7,013,316	$75,777,785	8,526,115	$101,629,669
Shares issued to shareholders in payment of distributions declared	16,462	168,250	1,892,346	22,305,472
Shares redeemed	(4,101,052)	(43,192,693)	(5,564,460)	(64,311,133)

Net change resulting from Investor Class of Shares transactions	2,928,726	$32,753,342	4,854,001	$59,624,008

MID-CAP VALUE FUND--ADVISOR CLASS
Shares sold	122,221	$1,345,079	192,014	$2,284,297
Shares issued to shareholders in payment of distributions declared	501	5,115	28,716	338,441
Shares redeemed	(60,448)	(628,045)	(29,133)	(343,354)

Net change resulting from Advisor Class of Shares transactions	62,274	$722,149	191,597	$2,279,384

Net change resulting from Fund Share transactions	2,991,000	$33,475,491	5,045,598	$61,903,392

MID-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	3,918,344	$38,396,884	4,502,457	$55,289,872
Shares issued to shareholders in payment of distributions declared	--	--	62,977	869,078
Shares redeemed	(5,230,780)	(50,398,270)	(7,078,048)	(82,822,587)

Net change resulting from Investor Class of Shares transactions	(1,312,436)	$(12,001,386)	(2,512,614)	$(26,663,637)

MID-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	82,158	$824,743	89,447	$1,086,686
Shares issued to shareholders in payment of distributions declared	--	--	629	8,684
Shares redeemed	(44,172)	(424,257)	(33,654)	(389,492)

Net change resulting from Advisor Class of Shares transactions	37,986	$400,486	56,422	$705,878

Net change resulting from Fund Share transactions	(1,274,450)	$(11,600,900)	(2,456,192)	$(25,957,759)

SMALL-CAP GROWTH FUND--INVESTOR CLASS
Shares sold	4,724,931	$42,843,212	3,415,230	$38,996,606
Shares issued to shareholders in payment of distributions declared	--	--	386,177	4,757,712
Shares redeemed	(5,987,291)	(54,292,285)	(3,291,813)	(35,067,094)

Net change resulting from Investor Class of Shares transactions	(1,262,360)	$(11,449,073)	509,594	$8,687,224

SMALL-CAP GROWTH FUND--ADVISOR CLASS
Shares sold	114,547	$1,091,497	182,325	$2,125,578
Shares issued to shareholders in payment of distributions declared	--	--	9,216	113,545
Shares redeemed	(75,298)	(715,238)	(103,222)	(1,184,092)

Net change resulting from Advisor Class of Shares transactions	39,249	$376,259	88,319	$1,055,031

Net change resulting from Fund Share transactions	(1,223,111)	$(11,072,814)	597,913	$9,742,255

INTERNATIONAL STOCK FUND--INVESTOR CLASS
Shares sold	25,538,107	$216,541,378	17,636,158	$174,748,741
Shares redeemed	(26,127,152)	(223,154,491)	(19,632,221)	(194,599,116)

Net change resulting from Investor Class of Shares transactions	(589,045)	$(6,613,113)	(1,996,063)	$(19,850,375)

INTERNATIONAL STOCK FUND--ADVISOR CLASS
Shares sold	2,956,437	$25,430,025	1,430,452	$14,109,749
Shares redeemed	(3,032,995)	(26,284,598)	(1,312,246)	(13,240,261)

Net change resulting from Advisor Class of Shares transactions	(76,558)	$(854,573)	118,206	$869,488

INTERNATIONAL STOCK FUND--INSTITUTIONAL CLASS
Shares sold	4,490,137	$38,943,061	2,973,838	$29,826,781
Shares redeemed	(3,849,794)	(32,639,319)	(2,217,162)	(21,877,897)

Net change resulting from Institutional Class of Shares transactions	640,343	$6,303,742	756,676	$7,948,884

Net change resulting from Fund Share transactions	(25,260)	$(1,163,944)	(1,121,181)	$(11,032,003)

GOVERNMENT INCOME FUND--INVESTOR CLASS
Shares sold	14,693,758	$142,479,113	9,619,972	$92,152,089
Shares issued to shareholders in payment of distributions declared	872,122	8,451,985	1,273,586	12,197,150
Shares redeemed	(14,571,939)	(141,315,425)	(11,955,890)	(114,431,983)

Net change resulting from Investor Class of Shares transactions	993,941	$9,615,673	(1,062,332)	$(10,082,744)

GOVERNMENT INCOME FUND--ADVISOR CLASS
Shares sold	176,522	$1,710,591	316,703	$3,026,512
Shares issued to shareholders in payment of distributions declared	13,698	132,759	13,493	129,303
Shares redeemed	(104,199)	(1,008,425)	(192,551)	(1,841,093)

Net change resulting from Advisor Class of Shares transactions	86,021	$834,925	137,645	$1,314,722

Net change resulting from Fund Share transactions	1,079,962	$10,450,598	(924,687)	$(8,768,022)

INTERMEDIATE BOND FUND--INVESTOR CLASS
Shares sold	23,324,446	$221,778,150	16,880,357	$158,501,362
Shares issued to shareholders in payment of distributions declared	1,629,937	15,570,078	1,756,483	16,480,250
Shares redeemed	(25,375,564)	(241,265,144)	(19,133,698)	(179,853,591)

Net change resulting from Investor Class of Shares transactions	(421,181)	$(3,916,916)	(496,858)	$(4,871,979)

INTERMEDIATE BOND FUND--ADVISOR CLASS
Shares sold	202,612	$1,934,531	291,333	$2,732,845
Shares issued to shareholders in payment of distributions declared	20,959	200,246	18,596	174,431
Shares redeemed	(103,824)	(993,204)	(198,831)	(1,866,218)

Net change resulting from Advisor Class of Shares transactions	119,747	$1,141,573	111,098	$1,041,058

Net change resulting from Fund Share transactions	(301,434)	$(2,775,343)	(385,760)	$(3,830,921)

INTERMEDIATE TAX-FREE FUND--INVESTOR CLASS
Shares sold	3,451,090	$36,802,145	2,281,709	$23,476,092
Shares issued to shareholders in payment of distributions declared	36,231	385,080	38,412	396,321
Shares redeemed	(4,078,468)	(43,375,676)	(1,825,913)	(18,832,499)

Net change resulting from Fund Share transactions	(591,147)	$(6,188,451)	494,208	$5,039,914

SHORT-TERM INCOME FUND--INVESTOR CLASS
Shares sold	10,962,354	$103,261,378	5,454,176	$51,537,360
Shares issued to shareholders in payment of distributions declared	235,942	2,220,226	353,190	3,323,105
Shares redeemed	(7,197,819)	(67,704,415)	(6,890,903)	(64,691,429)

Net change resulting from Investor Class of Shares transactions	4,000,477	$37,777,189	(1,083,537)	$(9,830,964)

SHORT-TERM INCOME FUND--ADVISOR CLASS
Shares sold	182,090	$1,716,260	133,339	$1,247,308
Shares issued to shareholders in payment of distributions declared	5,296	49,813	2,153	20,188
Shares redeemed	(38,028)	(358,562)	(58,185)	(542,360)

Net change resulting from Advisor Class of Shares transactions	149,358	$1,407,511	77,307	$725,136

Net change resulting from Fund Share transactions	4,149,835	$39,184,700	(1,006,230)	$(9,105,828)

MONEY MARKET FUND--INVESTOR CLASS
Shares sold	4,925,939,267	$4,925,939,267	5,427,591,574	$5,427,591,574
Shares issued to shareholders in payment of distributions declared	5,527,537	5,527,537	11,415,196	11,415,196
Shares redeemed	(4,899,745,083)	(4,899,745,083)	(5,278,253,683)	(5,278,253,683)

Net change resulting from Investor Class of Shares transactions	31,721,721	$31,721,721	160,753,087	$160,753,087

MONEY MARKET FUND--ADVISOR CLASS
Shares sold	203,154,343	$203,154,343	281,645,796	$281,645,796
Shares issued to shareholders in payment of distributions declared	782,990	782,990	2,132,999	2,132,999
Shares redeemed	(224,514,776)	(224,514,776)	(297,823,697)	(297,823,697)

Net change resulting from Advisor Class of Shares transactions	(20,577,443)	$(20,577,443)	(14,044,902)	$(14,044,902)

MONEY MARKET FUND--INSTITUTIONAL CLASS
Shares sold	4,742,382,382	$4,742,382,382	4,304,882,665	$4,304,882,665
Shares issued to shareholders in payment of distributions declared	3,163,596	3,163,596	2,761,641	2,761,641
Shares redeemed	(4,353,370,571)	(4,353,370,571)	(4,312,138,653)	(4,312,138,653)

Net change resulting from Institutional Class of Shares transactions	392,175,407	$392,175,407	(4,494,347)	$(4,494,347)

Net change resulting from Fund Share transactions	403,319,685	$403,319,685	142,213,838	$142,213,838

5. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss and foreign currency transactions. For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
Mid-Cap Value Fund	$ --	$ (276)	$ 276
Mid-Cap Growth Fund	(1,625,404)	--	1,625,404
Small-Cap Growth Fund	(646,806)	313	646,493
International Stock Fund	--	455,734	(455,734)
Government Income Fund	--	(1,447,149)	1,447,149
Intermediate Bond Fund	(10,386,677)	8,054,531	2,332,146
Intermediate Tax-Free Fund	--	435	(435)
Short-Term Income Fund	(1,898,650)	802,587	1,096,063

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002 was as follows:

	2003			2002
Fund Name	Ordinary Income[3]	Tax-Free Income	Long-Term Capital Gains	Ordinary Income[3]	Tax-Free Income	Long-Term Capital Gains
Equity Income Fund	$ 5,496,584	$ --	$ --	$ 18,467,629	$ --	$ 1,613,873
Large-Cap Growth & Income Fund	477,108	--	--	167,130	--	--
Mid-Cap Value Fund	277,336	--	--	10,593,982	--	12,780,149
Mid-Cap Growth Fund	--	--	--	--	--	885,770
Small-Cap Growth Fund	--	--	--	--	--	4,937,939
Government Income Fund	13,992,230	--	--	20,023,575	--	--
Intermediate Bond Fund	30,034,639	--	--	33,693,333	--	--
Intermediate Tax-Free Fund	--	3,852,260	--	--	3,989,466	--
Short-Term Income Fund	5,603,390	--	--	6,260,651	--	--
Money Market Fund	35,469,167	--	--	62,351,647	--	--

(3) For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Tax-Free Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforward
Equity Income Fund	$ 1,636,002	$ --	$ --	$ 32,651,716	$ 3,486,131
Large-Cap Growth & Income Fund	475,670	--	--	59,290,418	53,784,172
Mid-Cap Value Fund	172,302	--	7,169,663	39,801,002	--
Mid-Cap Growth Fund	--	--	--	30,808,570	78,419,221
Small-Cap Growth Fund	--	--	--	14,670,685	16,194,104
International Stock Fund	1,440,423	--	--	39,804,349	114,515,115
Government Income Fund	440,720	--	--	7,179,174	4,224,605
Intermediate Bond Fund	1,000,003	--	--	9,655,023	18,505,244
Intermediate Tax-Free Fund	--	276,216	210,820	4,612,607	--
Short-Term Income Fund	333,159	--	--	182,808	5,089,909
Money Market Fund	1,641,090	--	--	--	541,150

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

At August 31, 2003, the Funds had capital loss carryforwards, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2004	2005	2006	2007	2008	2009	2010	2011	Total
Equity Income Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ 3,405,562	$ 80,569	$ 3,486,131
Large Cap Growth & Income Fund	--	--	--	--	--	4,529,087	19,615,825	29,639,260	53,784,172
Mid-Cap Growth Fund	--	--	--	--	--	--	6,610,904	71,808,317	78,419,221
Small Cap Growth Fund	--	--	--	--	--	--	4,808,611	11,385,493	16,194,104
International Stock Fund	--	--	--	--	--	2,042,934	63,689,740	48,782,441	114,515,115
Government Income Fund	--	--	--	--	4,224,605	--	--	--	4,224,605
Intermediate Bond Fund	6,100,494	--	--	--	2,990,074	--	6,283,428	3,131,248	18,505,244
Short-Term Income Fund	556,158	545,815	618,371	952,637	222,218	928,524	944,182	322,004	5,089,909
Money Market Fund	--	--	--	--	--	--	145,822	395,328	541,150

Under current tax regulations, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003, for federal income tax purposes, post October capital and currency losses as follows were deferred to September 1, 2003.

Fund	Capital Loss	Currency Loss
Equity Income Fund	$ 6,045,497	$ --
Large-Cap Growth & Income Fund	8,231,050	--
Mid-Cap Growth Fund	11,251,515	--
Small-Cap Growth Fund	2,724,465	313
International Stock Fund	18,150,582	408,164
Short-Term Income Fund	1,981,070	--

6. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

International Stock Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee--M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund's average daily net assets ("ADNA") as follows:

Maximum Fee	Fund's ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds' Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Funds' Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholders Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Funds' custodian. M&I Trust receives fees based on the level of each Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the year ended August 31, 2003, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$ 200,204,197	$ 201,806,985
Large-Cap Growth & Income Fund	176,617,694	207,917,442
Mid-Cap Value Fund	110,550,244	82,816,824
Mid-Cap Growth Fund	228,968,923	233,915,576
Small-Cap Growth Fund	185,501,148	198,303,305
International Stock Fund	480,938,944	487,112,876
Intermediate Bond Fund	379,438,410	415,843,813
Intermediate Tax-Free Fund	17,829,667	22,021,765
Short-Term Income Fund	71,430,167	25,212,771

8. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charge interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended August 31, 2003.

9. Federal Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2003, the percentages which qualify for the dividends received deduction available to corporate shareholders were as follows:

Equity Income Fund	92.90%
Large-Cap Growth & Income Fund	91.48
Mid-Cap Value Fund	72.16

If the Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds will pass through to its shareholders credits of foreign taxes paid.

For the fiscal year ended August 31, 2003, the International Stock Fund derived $6,946,768 of gross income from foreign sources and paid foreign taxes of $793,970.

At August 31, 2003, the following percentage represents the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax:

Intermediate Tax-Free Fund	100%

For the fiscal year ended August 31, 2003 certain dividends paid by Equity Income Fund, Large-Cap Growth & Income Fund and Mid-Cap Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds will designate the amount allowable under the Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Explanation of the Indexes (& Notes) in the Commentary

Marshall Equity Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2003, compared to the S&P 500 and the LEIFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

† Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Large-Cap Growth & Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1993 to August 31, 2003, compared to the S&P 500 and the LLCCFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 and the LLCCFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

†Not held at fiscal year end.

††Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Mid-Cap Value Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2003, compared to the RMCVI, LMCVFI and the S&P 400** The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCVI, LMCVFI and the S&P 400 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCVI, LMCVFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective category indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

†Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

††Not held at fiscal year end.

Marshall Mid-Cap Growth Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2003, compared to the RMCGI, LMCGFI and the S&P 400.** The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI, LMCGFI and the S&P 400 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The RMCGI, LMCGFI and the S&P 400 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The Fund has elected to change the benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

†Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Marshall Small-Cap Growth Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 1, 1995*** to August 31, 2003, compared to the Russell 2000 GI, LSCGI and the Russell 2000.** The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 GI, LSCGI and the Russell 2000 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Russell 2000 GI, LSCGI and the Russell 2000 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The Russell 2000 GI measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Inc., as falling into the respective categories indicated. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. The Fund has elected to change the benchmark index from Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. This change was effective January 1, 2003.

*** The Marshall Small-Cap Growth Fund is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain diversification requirements and investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been subject to those restrictions registered under the 1940 Act, the performance may have been adversely affected.

†Not held at fiscal year end.

Marshall International Stock Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 1, 1994 to August 31, 2003, compared to the EAFE and the LIFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

†Not held at fiscal year end.

Marshall Government Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1993 to August 31, 2003, compared to the LMI and the LUSMI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Intermediate Bond Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1993 to August 31, 2003, compared to the LGCI and the LSIBF.** The Fund's performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect investment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Intermediate Tax-Free Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on February 1, 1994 to August 31, 2003, compared to the L7GO and the LIMI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The L7GO and the LIMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Income generated by the Fund may be subject to the federal alternative minimum tax.

** The L7GO and the LIMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The L7GO is an index comprised of general obligation bonds rated A or better with maturities between six and eight years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Short-Term Income Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1993 to August 31, 2003, compared to the ML13 and the LSTIBI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The ML13 and the LSTIBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The ML13 and the LSTIBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The ML13 is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Marshall Money Market Fund

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1993 to August 31, 2003, compared to the MFRA and the LMMFI.** The Fund's performance assumes the reinvestment of all dividends and distributions.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

** Money Fund ReportTM, a service of iMoney Net, Inc. (formerly IBC Financial Data), publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

†Fitch's money market ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risk.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and
Board of Directors of
Marshall Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Marshall Equity Income Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, Marshall Mid-Cap Growth Fund, Marshall Small-Cap Growth Fund, Marshall International Stock Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall Short-Term Income Fund, and Marshall Money Market Fund (the eleven portfolios constituting Marshall Funds, Inc.) (the "Funds") as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Marshall Funds, Inc., as identified above, at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2003

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND
Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held
John M. Blaser* Age: 46 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 45 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND
John DeVincentis Age: 69 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 72 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.

Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.

Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 55 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS
Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
John M. Blaser Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 48 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 49 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 32 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 30 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER

Principal Occupations: Assistant Vice President and Senior Financial Analyst, M&I Investment Management Corp.

Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor G01126-01(10/03)
M&I Investment Management Corp., Investment Adviser
©2003 Marshall Funds, Inc.

321-235Y

[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Institutional Class of Shares

(Class I)

  Marshall International Stock Fund

AUGUST 31, 2003

Commentary	1
Financial Information
Portfolio of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Explanation of the Indexes (& Notes) in the Commentary	15
Report of Ernst & Young LLP, Independent Auditors	16
Directors & Officers	17

Marshall International Stock Fund

Annual Report -- Commentary

[Photo of Daniel R. Jaworski]

Fund Manager: Daniel R. Jaworski, CFA

Investment Experience: 15 years

Education: M.B.A. degree, University of Minnesota;
B.A. degree, Concordia College

Analyst: BPI Global Asset Management Team

Over the last 12 months, the international equity markets experienced dramatic fluctuations caused by changes in the geopolitical and economic scene. In September 2002, a market sell-off was followed by a strong rally that lasted through October and November. Over the next four months, as the situation in Iraq continued to deteriorate, the markets moved back into negative territory. The second quarter of 2003 began amidst a rally fueled in part by hopes that the war with Iraq would end quickly. Successes in Iraq, along with signs of an improving global economy, better than expected corporate earnings reports, the Bush Administration tax-cuts and interest rate reductions by both the European Central Bank and the Federal Reserve Board bolstered international markets. July and August offered international investors solid performance, which contributed to positive fiscal year-end performance.

The Fund had many bright spots during the last year. The decision to tactically overweight the allocation to the Information Technology sector contributed positively to performance. Top performers within the Information Technology sector included SAP†, Canon (2.0%) and ARM Holdings (1.0%). Stock selection in the Energy and Consumer Discretionary sectors also contributed positively to performance. Within these sectors YUKOS (1.2%), PetroChina†, Yahoo Japan (0.5%) and WPP Group (0.8%) delivered impressive gains. Also additive to performance was a conscious underweight position in Japan and meaningful exposure to emerging market stocks.

The Fund's relative underperformance during the period can be attributed to holdings in the Industrial, Financials and Telecommunications sectors. Industrial holdings, EasyJet,† Qantas Airways†, Yamato Transport† and TPG† detracted from performance. The biggest disappointment from the Financials sector included European-based insurance companies Swiss Reinsurance†, Aegon (0.9%) and ING Groep (1.1%). The Fund's telecommunications holdings were up but underperformed the international peer group as a whole. This primarily occurred because of the strong outperformance of several telecommunications companies that did not meet the Fund's strict buy criteria and therefore, were not held.

For explanations of indexes and other notes, please refer to page 15.

August 31, 2003

Portfolio of Investments

International Stock Fund

Description	Shares	Value
Common Stocks -- 98.5%

Australia -- 2.6%
News Corp. Ltd.	975,100	$8,357,989

Bermuda -- 0.8%
Marvell Technology Group Ltd.(1)	61,100	2,576,587

Brazil -- 3.4%
Companhia de Bebidas das Americans, ADR	74,100	1,644,279
Petroleo Brasileiro SA, ADR	192,300	4,249,830
Tele Norte Leste Participacoes SA, ADR	79,400	1,032,994
Telesp Celular Participacoes SA, ADR	150,500	609,525
Unibanco Uniao de Bancos Brasileiros SA, ADR	187,700	3,613,225

Total Brazil		11,149,853

Canada -- 2.4%
Petro-Canada	74,000	2,918,536
Precision Drilling Corp.(1)	122,300	4,880,993

Total Canada		7,799,529

China -- 1.0%
China Petroleum and Chemical Corp. (Sinopec), Class H	10,626,000	3,235,792

Denmark -- 0.8%
AP Moller-Maersk AS, Class B	367	2,412,668

France -- 3.0%
AXA(2)	282,700	5,019,200
France Telecom SA	66,300	1,647,245
Groupe Danone	15,200	2,087,095
Veolia Environnement, Warrants(1)(2)	48,300	2,655
Wanadoo(1)	163,500	1,076,665

Total France		9,832,860

Germany -- 6.3%
Deutsche Boerse AG	62,600	3,030,116
Infineon Technologies AG	223,200	3,273,303
Siemens AG	78,600	4,873,465
Stada Arzneimittel AG	35,100	2,035,089
T-Online International AG(1)(2)	658,600	7,059,314

Total Germany		20,271,287

Greece -- 0.3%
Coca-Cola Hellenic Bottling Co., SA	43,500	831,142

Hong Kong -- 1.7%
Hong Kong Exchanges & Clearing Ltd.	2,142,000	3,858,717
Johnson Electric Holdings Ltd.	1,110,000	1,722,089

Total Hong Kong		5,580,806

Common Stocks (continued)

Indonesia -- 1.6%
PT Bank Central Asia Tbk	4,504,500	$1,552,818
PT Telekomunikasi Indonesia	6,943,400	3,743,790

Total Indonesia		5,296,608

Israel -- 1.1%
Teva Pharmaceutical Industries Ltd., ADR	59,100	3,469,879

Italy -- 1.4%
ENI SpA(2)	299,900	4,536,606

Japan -- 27.2%
Aeon Credit Service Co., Ltd.	49,000	1,742,726
Canon, Inc.	138,000	6,634,786
Hitachi Construction Machinery Co., Ltd.	215,000	2,376,912
JAFCO Co., Ltd.	39,700	2,561,949
JSR Corp.	148,000	2,513,913
Keyence Corp.	28,400	5,931,422
Mitsubishi Estate Co., Ltd.	398,000	3,567,794
Mitsubishi Heavy Industries Ltd.	568,000	1,835,163
Mizuho Financial Group, Inc.(1)	2,883	3,582,594
NEC Electronics Corp.(1)	26,800	1,816,754
NTT DoCoMo, Inc.	2,754	7,080,602
NGK Spark Plug Co., Ltd.	129,000	1,186,245
Nikko Cordial Corp.	1,612,000	7,750,199
Nippon Television Network Corp.	12,750	1,952,629
Nomura Holdings, Inc.	447,700	6,514,930
Oki Electric Industry Co., Ltd.	1,085,000	3,700,818
Olympus Optical Co., Ltd.	208,000	4,777,306
ORIX Corp.	36,700	2,437,546
Sompo Japan Insurance, Inc.	248,000	1,528,148
Stanley Electric	192,000	3,389,639
Suzuki Motor Corp.	233,000	3,198,920
UFJ Holdings, Inc.(1)	1,258	3,363,723
Yahoo Japan Corp.(1)	95	1,717,873
Yamada Denki Co., Ltd.	125,100	3,387,890
Yaskawa Electric Corp.	638,000	3,980,495

Total Japan		88,530,976

Korea, Republic of -- 5.1%
Daewoo Heavy Industries & Machinery Ltd.(1)	430,130	2,977,401
Internet Auction Co., Ltd.(1)	26,560	1,772,928
Kookmin Bank	74,540	2,725,835
NHN Corp.	27,080	4,057,965
Samsung Electronics Co.	13,740	5,088,889

Total Korea, Republic of		16,623,018

Mexico -- 1.2%
America Movil SA de CV, Class L, ADR	105,500	2,426,500
Wal-Mart de Mexico SA de CV	553,000	1,510,810

Total Mexico		3,937,310

Common Stocks (continued)

Netherlands -- 8.5%
AEGON NV	244,000	$3,025,764
ASML Holding NV(1)(2)	648,220	10,226,111
ING Groep NV	177,600	3,467,545
Koninklijke (Royal) Philips Electronics NV(1)	445,700	10,877,568

Total Netherlands		27,596,988

Russia -- 1.2%
YUKOS, ADR	69,700	4,014,720

Singapore -- 2.9%
Flextronics International Ltd.(1)	127,900	1,725,371
Singapore Airlines Ltd.	329,000	2,101,637
Venture Corp. Ltd.(2)	495,100	5,704,112

Total Singapore		9,531,120

Spain -- 1.4%
Banco Santander Central Hispano, SA	322,500	2,754,780
Telefonica, SA	135,242	1,593,832

Total Spain		4,348,612

Sweden -- 4.1%
Atlas Copco AB, Class A(2)	178,710	5,342,282
Modern Times Group MTG AB, Class B(1)	95,800	1,523,544
SKF AB, Class B	74,700	2,322,372
Telefonaktiebolaget LM Ericsson	2,660,400	4,071,879

Total Sweden		13,260,077

Switzerland -- 5.1%
Adecco SA	81,270	4,110,968
Credit Suisse Group(2)	234,880	7,341,835
Nestle SA	14,130	3,079,091
Roche Holding AG	28,000	2,145,536

Total Switzerland		16,677,430

Taiwan, Province of China -- 0.8%
Compal Electronics, Inc., GDR(2)	314,170	2,391,368
United Microelectronics Corp., ADR(1)	15,511	77,088

Total Taiwan, Province of China		2,468,456

Thailand -- 1.9%
Kasikornbank PCL(1)	1,843,900	2,086,672
Siam Cement PCL	911,300	4,169,491

Total Thailand		6,256,163

United Kingdom -- 12.7%
ARM Holdings PLC(1)	1,761,700	3,140,365
Amvescap PLC	1,001,900	7,843,223
Carnival PLC	51,100	1,656,542
HSBC Holdings PLC	520,300	6,672,891
Common Stocks (continued)

United Kingdom (continued)
ICAP PLC	100,300	$2,000,529
Kingfisher PLC	828,800	3,556,217
Rio Tinto PLC	95,700	2,099,949
Smith & Nephew PLC	230,100	1,473,711
Standard Chartered PLC	356,200	4,753,724
Tesco PLC	1,663,300	5,667,532
WPP Group PLC	278,000	2,528,214

Total United Kingdom		41,392,897

Total Common Stocks (identified cost $278,534,036)		319,989,373

Investment for Collateral Pool for Securities on Loan -- 2.1% (See Note 2 of the Financial Statements) (identified cost $6,889,838)		6,889,838

Total Investments --100.6% (identified cost $285,423,874)(3)		326,879,211

Other Net Assets and Liabilities -Net -- (0.6)%		(1,905,770)

Total Net Assets -- 100%		$324,973,441

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Portfolio of Investments

International Stock Fund

Industry Diversification (unaudited)

Industry

	Market Value

		% of Total Net Assets
Airlines	$2,101,637	0.6%
Auto Components	1,186,245	0.4
Automobiles	3,198,920	1.0
Beverages	2,475,421	0.8
Capital Markets	2,000,529	0.6
Chemicals	2,513,914	0.8
Commercial Banks	38,448,097	11.8
Commercial Services & Supply	4,110,968	1.3
Communication Equipment	4,071,879	1.3
Computers & Peripherals	4,116,739	1.3
Conductor Equipment & Products	26,122,009	8.0
Construction Materials	4,169,491	1.3
Diversified Financial Services	39,206,951	12.1
Diversified Telecommunication Services	13,803,556	4.2
Electrical Equipment	18,724,463	5.8
Electronic Equipment & Instrument	5,781,200	1.8
Energy Equipment & Services	4,880,993	1.5
Food & Staple Retailing	5,667,532	1.7
Food Products	5,166,186	1.6
Health Care Equipments & Supplies	6,251,017	1.9
Hotels/Restaurants & Leisure	1,656,542	0.5
Household Durables	10,877,568	3.3
Industrial Conglomerates	6,708,628	2.1
Insurance	9,573,112	3.0
Internet & Catalog Retail	7,548,766	2.3
Machinery	13,018,966	4.0
Marine	16,775,044	5.2
Metal & Mining	2,099,949	0.6
Multiline Retail	5,067,027	1.6
Office Electronics	6,634,786	2.0
Oil & Gas	18,955,484	5.8
Pharmaceuticals	7,650,504	2.4
Process Telecommunication Services	12,466,911	3.8
Real Estate	3,567,794	1.1
Specialty Retail	3,387,890	1.0
Water Utilities	2,655	0.0

Total Common Stocks	319,989,373	98.5
Investment for Collateral Pool for Securities on loan	6,889,838	2.1

Total Investments	326,879,211	100.6
Other Net Assets & Liabilities	(1,905,770)	(0.6)

Total Net Assets	$324,973,441	100.0%

(1) Non-income producing.

(2) Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(3) The cost of investments for federal tax purposes amounts to $287,053,531.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronyms are used throughout this report:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Statement of Assets and Liabilities

Assets:
Investments in securities, at value	$ 326,879,211(1)
Cash Denominated in foreign currencies (identified cost, $10,305,911)	10,302,229
Income receivable	741,842
Receivable for investments sold	2,995,788
Receivable for capital stock sold	458,738

Total assets	341,377,808

Liabilities:
Payable for capital stock redeemed	66,549
Payable to bank	487,610
Payable for investments purchased	8,514,592
Payable for collateral due to broker	6,889,838
Payable for investment adviser fee (Note 5)	261,520
Payable for shareholder services fees (Note 5)	41,914
Payable for administrative fees (Note 5)	26,471
Payable for portfolio accounting fees (Note 5)	9,150
Payable for transfer and dividend disbursing agent fees (Note 5)	44,693
Payable for custodian fees (Note 5)	29,477
Payable for distribution services fees (Note 5)	11,623
Net payable for foreign currency exchange contracts	736
Accrued expenses	20,194

Total liabilities	16,404,367

Total Net Assets	$ 324,973,441

Net Assets Consist of:
Paid-in-capital	$ 416,802,532
Net unrealized appreciation on investments and foreign currency translation	41,434,006
Accumulated net realized loss on investments and foreign currency transactions	(134,131,327)
Undistributed net investment income	868,230

Total Net Assets	$ 324,973,441

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 10.02
Advisor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 10.01
Offering Price Per Share	$ 10.62(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 10.11
Net Assets:
Investor Class of Shares	$ 204,477,478
Advisor Class of Shares	3,734,543
Institutional Class of Shares	116,761,420

Total Net Assets	$ 324,973,441

Shares Outstanding:
Investor Class of Shares	20,408,586
Advisor Class of Shares	373,015
Institutional Class of Shares	11,549,390

Total Shares Outstanding	32,330,991

Investments, at identified cost	$ 285,423,874

(1) Including $6,614,617 of securities loaned.

(2) Computation of offering price per share 100/94.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2003

Statement of Operations

Investment Income:
Interest income	$ 135,804(1)
Dividend income	6,162,364(2)

Total income	6,298,168

Expenses:
Investment adviser fee (Note 5)	2,880,327
Shareholder services fees (Note 5)--
Investor Class of Shares	461,213
Advisor Class of Shares	9,472
Administrative fees (Note 5)	286,128
Portfolio accounting fees (Note 5)	112,626
Transfer and dividend disbursing agent fees (Note 5)	220,534
Custodian fees (Note 5)	159,746
Registration fees	39,339
Auditing fees	14,800
Legal fees	5,145
Printing and postage	38,000
Directors' fees	7,273
Insurance premiums	8,847
Distribution services fees (Note 5)--
Advisor Class of Shares	9,472
Miscellaneous	8,363

Total expenses	4,261,285

Deduct (Note 5)--
Waiver of investment adviser fee	(70,000)
Waiver of shareholder services fees--
Advisor Class of Shares	(9,472)

Total waivers	(79,472)

Net expenses	4,181,813

Net investment income	2,116,355

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on investment transactions (identified cost basis)	(29,827,293)(3)
Net realized loss on foreign currency contracts (identified cost basis)	(446,168)
Net change in unrealized depreciation on investments and foreign currency translation	52,382,865

Net realized and unrealized gain on investments and foreign currency	22,109,404

Change in net assets resulting from operations	$ 24,225,759

(1) Including income on securities loaned of $99,346.

(2) Net of foreign taxes withheld of $784,404.

(3) Net of foreign taxes withheld of $9,566.

(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets

	Year Ended August 31,

	2003	2002
Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 2,116,355	$ 1,345,766
Net realized loss on investment transactions	(29,827,293)	(59,392,247)
Net realized loss on foreign currency contracts	(446,168)	(882,998)
Net change in unrealized appreciation/depreciation of investments and foreign currency translation	52,382,865	12,302,179

Change in net assets resulting from operations	24,225,759	(46,627,300)

Capital Stock Transactions--
Proceeds from sale of shares	280,914,464	218,685,271
Cost of shares redeemed	(282,078,408)	(229,717,274)

Change in net assets resulting from capital stock transactions	(1,163,944)	(11,032,003)

Change in net assets	23,061,815	(57,659,303)
Net Assets:
Beginning of period	301,911,626	359,570,929

End of period (Including undistributed net investment income and accumulated net operating loss of $868,230 and $(792,391), respectively)	$ 324,973,441	$ 301,911,626

(See Notes which are an integral part of the Financial Statements)

Financial Highlights--Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency	Total distributions	Net asset value, end of period		Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
									Total return (1)	Expenses	Net investment income (net operating loss)	Expense waiver/ reimbursement (2)
2000(3)	$13.83	(0.02)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%	(0.12)%	0.02%	$134,920	225%
2001	$16.35	0.07(4)	(4.04)	(3.97)	--	(1.61)	(1.61)	$10.77	(26.19)%	1.21%	0.55%	0.02%	$109,367	156%
2002(5)	$10.77	0.06(4)	(1.46)	(1.40)	--	--	--	$9.37	(13.00)%	1.24%	0.59%	0.02%	$102,233	83%
2003(5)	$9.37	0.08(4)	0.66	0.74	--	--	--	$10.11	7.90%	1.29%	0.90%	0.02%	$116,761	171%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.

(3) Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.

(4) Per share information is based on average shares outstanding.

(5) Effective September 1, 2001, the Fund adopted the provisions of the revised American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

2002	2003
$0.01	$0.01

Periods prior to September 1, 2001 have not been restated to reflect this change.

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall International Stock Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective the Fund is to provide capital appreciation.

The Fund offers three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The Financial Highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser or sub-adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expense of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes--It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2003, the Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
09/01/03	1,762,443 Swiss Franc	$ 1,250,092	$ 1,259,202	$ 9,110
09/01/03	569,220 Euro Dollar	620,849	625,773	4,924
09/02/03	53,353,124 Japanese Yen	454,320	457,240	2,920
Contracts Sold:
09/01/03	1,146,528 Euro Dollar	1,250,092	1,260,436	(10,344)
09/01/03	72,769,138 Japanese Yen	620,849	623,637	(2,788)
09/02/03	417,408 Euro Dollar	454,320	458,878	(4,558)
Net Unrealized Depreciation on Foreign Currency Exchange Contracts				$ (736)

Foreign Currency Translation--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending--The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund receives cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day's market value on securities loaned. Collateral is reinvested by the Fund in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Investment Company Act of 1940. Under the terms of the exemptive order, (i) the Fund may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A., ("M&I Trust") for its service as securities lending agent, and (ii) cash collateral received for a loan of the Fund's securities may be invested jointly with collateral received for loans of other Marshall Fund's securities.

As of August 31, 2003, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral in securities were as follows:

Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
$6,614,617	$6,889,838	$6,889,838

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending agent at August 31, 2003 are as follows1:

Investments	Total
Provident Money Market Fund	$ 57,313
Merrimac Money Market Fund	306,807
Dreyfus Cash Management Plus MMKT	389,127
Bear Stearns Term Stock Loan Repo	902,375
JP Morgan Master Note	360,950
Metlife Funding Agreement	360,950
Wisconsin Public Service Master Note	180,474
Wachovia Securities LLC	360,950
Monumental Life Insurance Master Note	270,713
Homeside Lending Inc.	180,695
Huntington National Bank	360,754
Merrill Lynch & Co.	360,950
BMW US Capital LLC	360,950
Wells Fargo & Company	180,475
Goldman Sachs Group	360,950
Allstate Life Global FB II	360,950
Jackson National Life Global	360,864
American Express Credit	360,950
Canadian IMP BK Comm	270,712
Credit Suisse FB UAS Inc.	271,217
General Electric Capital Corp.	270,712

1The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Redemption Fees--The Fund imposed a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares who redeem shares held for 90 days or less. Redemption fee for the Advisor Class of Shares became effective on October 31, 2002. All redemption fees are recorded by the Fund as paid in capital. For the year ended August 31, 2003, the redemption fee was $462,211.

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2003, the capital paid-in was $416,802,532.

Transactions in capital stock were as follows:

	Year Ended August 31, 2003		Year Ended August 31, 2002
Investor Class	Shares	Amount	Shares	Amount
Shares sold	25,538,107	$ 216,541,378	17,636,158	$ 174,748,741
Shares redeemed	(26,127,152)	(223,154,491)	(19,632,221)	(194,599,116)
Net change resulting from Investor Class of Shares transactions	(589,045)	$ (6,613,113)	(1,996,063)	$ (19,850,375)

	Year Ended August 31, 2003		Year Ended August 31, 2002
Advisor Class	Shares	Amount	Shares	Amount
Shares sold	2,956,437	$ 25,430,025	1,430,452	$ 14,109,749
Shares redeemed	(3,032,995)	(26,284,598)	(1,312,246)	(13,240,261)
Net change resulting from Advisor Class of Shares transactions	(76,558)	$ (854,573)	118,206	$ 869,488

	Year Ended August 31, 2003		Year Ended August 31, 2002
Institutional Class	Shares	Amount	Shares	Amount
Shares sold	4,490,137	$ 38,943,061	2,973,838	$ 29,826,781
Shares redeemed	(3,849,794)	(32,639,319)	(2,217,162)	(21,877,897)
Net change resulting from Institutional Class of Shares transactions	640,343	$ 6,303,742	756,676	$ 7,948,884
Net change resulting from Fund Share transactions	(25,260)	$ (1,163,944)	(1,121,181)	$ (11,032,003)

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions. For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Realized Loss	Undistributed Net Investment Income
$--	$455,734	$(455,734)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,440,423
Unrealized appreciation	39,804,349
Capital loss carryforward	114,515,115

At August 31, 2003, the cost of investments for federal tax purposes was $287,053,531. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $39,825,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,407,258 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,581,578.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At August 31, 2003, the Fund had a capital loss carryforward of $114,515,115 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,042,934
2010	63,689,740
2011	48,782,441

Under current tax regulations, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003, for federal income tax purposes, post October capital and currency losses of $18,150,582 and $408,164, respectively, were deferred to September 1, 2003.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

The Fund's sub-adviser is BPI Global Asset Management LLP (the "Sub-Adviser"). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the Fund.

Administrative Fee--M&I Trust, under the Administrative Services Agreement, provides the Fund with Administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets ("ADNA") as follows:

Maximum Fee	Fund's ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Fund.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the year ended August 31, 2003, were as follows:

Purchases	$ 480,938,944
Sales	$ 487,112,876

7. Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (expect for the Money Market Fund) entered into a $50,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charge interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Fund did not utilize the LOC during the year ended August 31, 2003.

8. Federal Income Tax Information (Unaudited)

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits of foreign taxes paid.

For the fiscal year ended August 31, 2003, the Fund derived $6,946,768 of gross income from foreign sources and paid foreign taxes of $793,970.

Explanation of the Indexes (& Notes) in the Commentary

Marshall International Stock Fund

This graph illustrates the hypothetical investment of $10,000 in the Institutional Class of Shares of the Fund from inception on September 1, 1999 to August 31, 2003, compared to the EAFE and the LIFI.** The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

* Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

*** International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

† Not held at fiscal year end.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors of
Marshall Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Marshall International Stock Fund (one of the portfolios constituting Marshall Funds, Inc.) (the "Fund") as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall International Stock Fund of Marshall Funds, Inc. at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
October 13, 2003

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

Board of Directors and Corporation Officers

INTERESTED DIRECTORS BACKGROUND
Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held
John M. Blaser* Age: 46 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 45 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND
John DeVincentis Age: 69 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 72 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.

Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.

Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 55 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS
Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
John M. Blaser Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 48 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 49 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 32 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 30 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER

Principal Occupations: Assistant Vice President and Senior Financial Analyst, M&I Investment Management Corp.

Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor 25801 (10/03)
M&I Investment Management Corp., Investment Adviser
©2003 Marshall Funds, Inc.

[Logo of Marshall Funds]

T h e  M a r s h a l l  F u n d s  F a m i l y

Annual Report

The Institutional Class of Shares
(Class I)

• Marshall Money Market Fund

AUGUST 31, 2003

Commentary	1
Financial Information
Portfolio of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Explanations of Indexes (& Notes) in the Commentary	12
Report of Ernst & Young LLP, Independent Auditors	13
Directors & Officers	14

Annual Report -- Comentary

Marshall Money Market Fund

[Photo of Richard M. Rokus]

Fund Manager: Richard M. Rokus, CFA

Investment Experience: 11 years

Education: B.B.A. degree, University of Wisconsin-Whitewater

Analyst: Blane D. Dexheimer, CFA

During the fiscal year ended August 31, 2003, the Federal Reserve Board ("the Fed") lowered the Federal Funds overnight lending rate from 1.75% to a new historical low of 1.00%. The yields on most money market instruments followed this dramatic decline, which has produced a challenging environment for money market fund managers.

The Fund's outperformance relative to peers can be attributed to several strategies that proved successful. The Fund's allocations to corporate-backed repurchase agreements generated greater performance relative to repurchase agreements backed by government or money market securities. Another positive factor was the Fund's continued investment in floating rate notes, which provided superior returns over commercial paper. The Fund's allocation to master notes, funding agreements and fixed rate corporate notes also contributed positively to performance. To capture additional performance, the Fund extended the average dollar-weighted maturity of the Fund slightly to 60 days by purchasing one-year fixed rate corporate notes. The corporate notes provided an additional performance advantage to the Fund as they offered a higher rate of return than similar maturity agency securities, treasury securities or certificates of deposit.

The Fund's performance was negatively affected by the drop in rates by the Fed, which drove down yields on money market fund eligible securities to historical lows. While the Fund employed many strategies in an attempt to counteract the low yields, performance was still adversely affected. An additional factor that hindered performance was the shorter average dollar-weighted maturity needed to maintain the Fund's AAA rating by Fitch, Inc.| This constraint prevented the Fund from taking full advantage of the higher yields available at the longer end of the money market yield curve.

For explanations of indexes and other notes, please refer to page 12.

August 31, 2003

Portfolio of Investments

Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit -- 3.2%
Banks -- 2.4%
Toronto Dominion Bank, 1.330%, 8/23/2004	$30,000,000	$30,002,935
Washington Mutual, Inc., 1.110%, 11/12/2003	50,000,000	50,000,000

		80,002,935

Foreign Banks -- 0.8%
UBS Stamford, 1.245%, 3/17/2004	25,000,000	25,000,000

Total Certificates of Deposit		105,002,935

Commercial Paper -- 17.0%(1)
Asset-Backed -- 9.0%
Concord Minutemen, 1.070%, 9/10/2003(2)(3)	75,000,000	74,979,938
Liquid Funding Ltd., 1.060%, 9/10/2003(2)(3)	20,000,000	19,994,700
Mortgage Interest Networking Trust A1+/P1, 1.030% - 1.070%, 10/20/2003 - 11/4/2003	75,000,000	74,869,840
Tannehill Capital Co., 1.050%, 10/21/2003(2)(3)	50,000,000	49,927,083
World Omni Vehicle Leasing, Inc., 1.090% - 1.100%, 9/16/2003 - 10/10/2003(2)(3)	74,531,000	74,482,107

		294,253,668

Diversified -- 1.5%
Crown Point Capital Co., .990% - 1.010%, 9/10/2003 - 9/16/2003(2)(3)	49,244,000	49,230,079

Foreign Banks -- 3.0%
Depfa-Bank, 1.045%, 10/21/2003(2)(3)	50,000,000	49,927,431
Spintab-Swedmortgage AB, 1.040%, 10/29/2003	50,000,000	49,916,222

		99,843,653

Mining -- 1.2%
Rio Tinto Ltd., 1.040%, 10/24/2003(2)(3)	40,636,000	40,573,782

Telecommunications -- 2.3%
Verizon Global Funding, 1.178%, 7/13/2004(2)(3)	75,000,000	75,000,000

Total Commercial Paper		558,901,182

Corporate Bonds -- 7.3%
Automotive -- 1.3%
BMW US Capital LLC, 4.071%, 6/7/2004(2)(3)	$40,000,000	$40,888,615

Banks -- 0.4%
Wells Fargo & Co., 6.625%, 7/15/2004	11,915,000	12,489,956

Beverages & Foods -- 0.9%
McDonald's Corp., 4.604%, 3/7/2004(2)(3)	30,000,000	30,497,892

Broker/Dealers -- 0.9%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	10,170,000	10,485,115
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	18,750,000	19,540,967

		30,026,082

Healthcare -- 0.8%
Merck & Co., Inc., 144A, 4.489%, 2/22/2004(2)(3)	25,000,000	25,382,848

Insurance -- 0.7%
AIG SunAmerica Global Financial, 5.200%, 5/10/2004(2)(3)	23,815,000	24,459,316

Telecommunications -- 2.3%
SBC Communications, Inc., 4.180%, 6/5/2004(2)(3)	75,000,000	76,675,406

Total Corporate Bonds		240,420,115

Government Agencies -- 1.7%
Federal Home Loan Mortgage Corporation -- 1.1%
Federal Home Loan Mortgage Corp., 1.400%, 8/11/2004	35,000,000	35,000,000
Federal National Mortgage Association -- 0.6%
Federal National Mortgage Association, 6.500%, 8/15/2004	20,000,000	20,977,619

Total Government Agencies		55,977,619

Variable-Rate Notes -- 60.2%(4)
Automotive -- 0.4%
Johnson Controls, Inc., 1.730%, 11/13/2003	12,314,000	12,328,622

Banks -- 5.9%
American Express Centurion Bank, DE, 1.090%, 9/14/2003	75,000,000	75,000,000
Bank One, Illinois N.A., 1.168%, 9/17/2003	28,500,000	28,501,417
First USA Bank, 1.240%, 11/28/2003	12,100,000	12,112,614
Variable-Rate Notes (continued)(4)
Banks (continued)
First USA Bank, 1.260%, 11/14/2003	$25,000,000	$25,029,919
SMM Trust, (Series 2002-H), 144A, 1.058%, 9/23/2003(2)(3)	40,000,000	40,000,000
SMM Trust, (Series 2002-M), 144A, 1.149%, 9/15/2003(2)(3)	15,000,000	15,000,000

		195,643,950

Broker/Dealers -- 12.9%
Bank of America, 1.300%, 9/2/2003	75,000,000	75,000,000
Credit Suisse First Boston USA, Inc., 1.196%, 9/25/2003	50,000,000	50,082,072
EMC Mortage Corp. (fully guaranteed by Bear Stearns Cos., Inc.) 1.349%, 9/5/2003	75,000,000	75,000,000
Goldman Sachs Group, Inc., 1.140%, 9/15/2003(2)(3)	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.310%, 10/9/2003	15,000,000	15,012,444
J.P. Morgan & Co., Inc., 1.111%, 9/1/2003(2)(3)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.235%, 9/11/2003	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.430%, 11/21/2003	39,000,000	39,094,698
Morgan Stanley Group, Inc., 1.450%, 11/11/2003	50,000,000	50,064,242
Wachovia Securities LLC, Master Note, 1.290%, 9/1/2003	50,000,000	50,000,000

		424,253,456

Construction Equipment -- 2.3%
Caterpillar Financial Services Corp., 1.210%, 10/9/2003	75,000,000	75,000,000

Diversified Manufacturing -- 2.3%
Cargill, Inc., 144A, 1.120%, 10/14/2003(2)(3)	75,000,000	75,000,000

Foreign Banks -- 8.1%
BNP Paribas NY, 1.030%, 9/5/2003	75,000,000	74,987,686
Bank of Montreal, 1.130%, 9/18/2003	25,000,000	25,007,799
HBOS Treasury Services PLC, 1.120%, 11/20/2003(2)(3)	30,000,000	30,000,000
HBOS Treasury Services PLC, 1.150%, 11/14/2003	40,000,000	40,013,145
Northern Rock PLC, 1.103%, 10/16/2003(2)(3)	25,000,000	25,000,000
Variable-Rate Notes (continued)(4)
Foreign Banks (continued)
Northern Rock PLC, 1.130%, 11/19/2003(2)(3)	$50,000,000	$50,000,000
Royal Bank of Canada, London, 1.130%, 11/26/2003	20,000,000	20,004,481

		265,013,111

Insurance -- 13.1%
AIG SunAmerica Institutional Funding II, 1.118%, 9/23/2003	45,000,000	45,014,670
GE Life and Annuity Assurance Co., 1.180%, 10/21/2003(2)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.100%, 11/3/2003	40,000,000	40,000,000
John Hancock, Global Funding II, 1.269%, 9/15/2003(2)(3)	35,000,000	35,001,938
Metropolitan Life Insurance Co., 1.270%, 9/2/2003	50,000,000	50,000,000
Monumental Life Insurance Co., 1.170%, 10/1/2003(2)	10,000,000	10,000,000
Monumental Life Insurance Co., 1.184%, 10/1/2003(2)	25,000,000	25,000,000
Monumental Life Insurance Co., 1.300%, 9/1/2003(2)	40,000,000	40,000,000
Pacific Life Funding LLC, 1.260%, 11/28/2003(2)(3)	25,000,000	24,992,186
Prudential Funding Corp., 1.450%, 9/15/2003(2)(3)	37,000,000	37,091,507
Travelers Insurance Co., 1.176%, 11/1/2003(2)	50,000,000	50,000,000

		432,100,301

Leasing -- 2.3%
Paccar Financial Corp., 1.180%, 11/17/2003	45,000,000	45,008,475
Paccar Financial Corp., 1.210%, 11/17/2003	30,000,000	30,004,887

		75,013,362

Personal Credit -- 9.8%
American General Finance Corp., 1.330%, 10/14/2003	75,000,000	75,068,801
American Honda Finance Corp., 1.080%, 10/22/2003(2)(3)	50,000,000	50,000,000
Associates Corp. of North America, 1.079%, 9/26/2003	50,000,000	50,000,000
Variable-Rate Notes (continued)(4)
Personal Credit (continued)
USA Education, Inc., 1.399%, 9/16/2003	$73,000,000	$73,183,109
VW Credit, Inc., 1.290%, 10/22/2003(2)(3)	75,000,000	75,060,833

		323,312,743

Securities -- 0.8%
Liquid Funding Ltd., 1.120%, 11/27/2003(2)(3)	25,000,000	25,000,000

Telecommunications -- 2.3%
BellSouth Telecommunications, Inc., 1.320%, 9/4/2003	75,000,000	75,000,000

Total Variable-Rate Notes		1,977,665,545

Repurchase Agreements -- 10.4%
Agreement with Deutsche Bank Alex Brown, Inc., 1.185%, dated 8/29/2003, to be repurchased at $115,015,142 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 9/30/2053	115,000,000	115,000,000
Repurchase Agreements (continued)
Agreement with First Union Securities, Inc., 1.190%, dated 8/29/2003, to be repurchased at $95,012,561 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 5/15/2033	$95,000,000	$95,000,000
Agreement with Morgan Stanley & Co., Inc., 1.185%, dated 8/29/2003, to be repurchased at $75,009,875 on 9/2/2003, collateralized by Corporate Bonds with various maturities to 6/1/2013	75,000,000	75,000,000
Agreement with State Street Bank and Trust Co., 0.980%, dated 8/29/2003, to be repurchased at $56,832,078 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2004	56,825,890	56,825,890

Total Repurchase Agreements		341,825,890

Total Investments (at amortized cost) -- 99.8%		3,279,793,286

Other Net Assets and Liabilities -- Net -- 0.2%		4,935,104

Total Net Assets -- 100%		$3,284,728,390

(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2003, these securities amounted to $1,364,165,661 which represents 41.5% of net assets.

(3) Denotes a restricted security which has been deemed liquid by criteria approved by the Fund's Board of Directors.

(4) Current rate and next demand date shown.

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Statement of Assets and Liabilities

Assets:
Investments in securities, at amortized cost and value	$ 2,937,967,396
Investments in repurchase agreements	341,825,890
Cash	274,903
Income receivable	7,197,709
Receivable for capital stock sold	37,084,412
Prepaid expenses	155,590

Total assets	3,324,505,900

Liabilities:
Payable for capital stock redeemed	36,960,189
Payable for income distribution	1,650,326
Payable for investment adviser fees (Note 5)	335,841
Payable for shareholder services fees (Note 5)	430,066
Payable for administrative fees (Note 5)	118,611
Payable for custodian fees (Note 5)	30,110
Payable for portfolio accounting fees (Note 5)	20,002
Payable for transfer and dividend disbursing agent fees (Note 5)	54,686
Payable for distribution services fees (Note 5)	177,679

Total liabilities	39,777,510

Total Net Assets	$ 3,284,728,390

Net Assets Consist of:
Paid-in-capital	3,285,278,776
Accumulated net realized loss on investments	(541,150)
Distributions in excess of net investment income	(9,236)

Total Net Assets	$ 3,284,728,390

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Advisor Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption proceeds Per Share	$ 1.00
Net Assets:
Investor Class of Shares	$ 1,889,427,449
Advisor Class of Shares	93,059,069
Institutional Class of Shares	1,302,241,872

Total Net Assets	$ 3,284,728,390

Shares Outstanding:
Investor Class of Shares	1,889,771,624
Advisor Class of Shares	93,096,617
Institutional Class of Shares	1,302,410,535

Total Shares Outstanding	3,285,278,776

Investments, at identified cost	$ 3,279,793,286

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2003

Statement of Operations

Investment Income:
Interest income	$ 47,428,865

Expenses:
Investment adviser fee (Note 5)	4,801,790
Shareholder services fees (Note 5)--
Investor Class of Shares	4,989,384
Advisor Class of Shares	262,347
Administrative fees (Note 5)	1,377,739
Custodian fees (Note 5)	345,119
Portfolio accounting fees (Note 5)	250,514
Transfer and dividend disbursing agent fees (Note 5)	326,411
Registration fees	64,230
Auditing fees	14,800
Legal fees	4,423
Printing and postage	72,363
Directors' fees	7,273
Insurance premiums	58,083
Distribution services fees (Note 5)--
Advisor Class of Shares	314,816
Miscellaneous	40,000

Total expenses	12,929,292

Deduct (Note 5)--
Waiver of investment adviser fee	(960,358)

Net expenses	11,968,934

Net investment income	35,459,931

Net realized loss on investment transactions	(388,321)

Change in net assets resulting from operations	$ 35,071,610

(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets

	Year Ended August 31, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets
Operations--
Net investment income	$ 35,459,931	$ 62,351,647
Net realized loss on investment transactions	(388,321)	(7,007)

Change in net assets resulting from operations	35,071,610	62,344,640

Distributions to Shareholders--
Distributions to shareholders from net investment income
Investor Class of Shares	(20,782,392)	(37,389,606)
Advisor Class of Shares	(789,875)	(2,174,238)
Institutional Class of Shares	(13,896,900)	(22,787,803)

Change in net assets resulting from distributions to shareholders	(35,469,167)	(62,351,647)

Capital Stock Transactions--
Proceeds from sale of shares	9,871,475,992	10,014,120,035
Net asset value of shares issued to shareholders in payment of dividends declared	9,474,123	16,309,836
Cost of shares redeemed	(9,477,630,430)	(9,888,216,033)

Change in net assets resulting from capital stock transactions	403,319,685	142,213,838

Change in net assets	402,922,128	142,206,831
Net Assets:
Beginning of period	2,881,806,262	2,739,599,431

End of period (including distributions in excess of net investment income of $(9,236) and $0, respectively)	$ 3,284,728,390	$ 2,881,806,262

(See Notes which are an integral part of the Financial Statements)

Financial Highlights--Institutional Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income	Dividends to shareholders from net investment income	Net asset value, end of period		Ratios to Average Net Assets			Net assets, end of period (000 omitted)
					Total return (1)	Expenses	Net investment income	Expense waiver (2)
2000 (3)	$1.00	0.03	(0.03)	$1.00	2.63%	0.24%(4)	6.51%(4)	0.05%(4)	$ 141,909
2001	$1.00	0.05	(0.05)	$1.00	5.58%	0.21%	4.98%	0.05%	$ 914,693
2002	$1.00	0.02	(0.02)	$1.00	2.25%	0.20%	2.24%	0.04%	$ 910,196
2003	$1.00	0.01	(0.01)	$1.00	1.30%	0.20%	1.26%	0.03%	$ 1,302,242

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.

(4) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

August 31, 2003

Notes to Financial Statements

1. Organization

Marshall Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Investor Class of Shares, Advisor Class of Shares and Institutional Class of Shares. The financial highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in separate annual reports.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the its financial statements. These policies are in conformity with general accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. The Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expense of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes--It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$ 75,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Other--Investment transactions are accounted for on a trade date basis.

3. Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2003, the capital paid-in for the Fund was $3,285,278,776.

Transactions in capital stock were as follows:

	Year Ended August 31, 2003		Year Ended August 31, 2002

	Shares	Amount	Shares	Amount
INVESTOR CLASS
Shares sold	4,925,939,267	$ 4,925,939,267	5,427,591,574	$ 5,427,591,574
Shares issued to shareholders in payment of distributions declared	5,527,537	5,527,537	11,415,196	11,415,196
Shares redeemed	(4,899,745,083)	(4,899,745,083)	(5,278,253,683)	(5,278,253,683)

Net change resulting from Investor Class of Shares transactions	31,721,721	$ 31,721,721	160,753,087	$ 160,753,087

	Year Ended August 31, 2003		Year Ended August 31, 2002

	Shares	Amount	Shares	Amount
ADVISOR CLASS
Shares sold	203,154,343	$ 203,154,343	281,645,796	$ 281,645,796
Shares issued to shareholders in payment of distributions declared	782,990	782,990	2,132,999	2,132,999
Shares redeemed	(224,514,776)	(224,514,776)	(297,823,697)	(297,823,697)

Net change resulting from Advisor Class of Shares transactions	(20,577,443)	$ (20,577,443)	(14,044,902)	$ (14,044,902)

	Year Ended August 31, 2003		Year Ended August 31, 2002

	Shares	Amount	Shares	Amount
INSTITUTIONAL CLASS
Shares sold	4,742,382,382	$ 4,742,382,382	4,304,882,665	$ 4,304,882,665
Shares issued to shareholders in payment of distributions declared	3,163,596	3,163,596	2,761,641	2,761,641
Shares redeemed	(4,353,370,571)	(4,353,370,571)	(4,312,138,653)	(4,312,138,653)

Net change resulting from Institutional Class of Shares transactions	392,175,407	$ 392,175,407	(4,494,347)	$ (4,494,347)

Net change resulting from Fund Share transactions	403,319,685	$ 403,319,685	142,213,838	$ 142,213,838

4. Federal Tax Information

The Fund's tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary Income[1]	$ 35,469,167	$ 62,351,647

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,641,090
Capital Loss Carryforward	541,150

At August 31, 2003, the Fund had a capital loss carryforward of $541,150 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 145,822
2011	395,328

5. Investment Adviser Fee and Other Transaction with Affiliates

Investment Adviser Fee--M&I Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.15% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Marshall & Ilsley Trust Company N.A. (M&I Trust), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to M&I Trust is based on the Fund's average daily net assets ("ADNA") as follows:

Maximum Fee	Fund's ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company ("FServ") is the sub-administrator and will be paid by M&I Trust, not by the Fund.

Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund's Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Advisor Class of Shares (except Money Market Fund's Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Marshall Investor Services ("MIS"), a division of M&I Trust, the Fund will pay MIS up to 0.25% of average daily net assets of the Fund's Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Custodian Fees--M&I Trust is the Fund's custodian. M&I Trust receives fees based on the level of the Fund's average daily net assets for the period.

General--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies.

Explanation of the Indexes (& Notes) in the Commentary

Marshall Money Market Fund

This graph illustrates the hypothetical investment of $10,000 in the Institutional Class of Shares of the Fund from inception April 3, 2000 to August 31, 2003, compared to the MFRA and the LMMFI.** The Fund's performance assumes the reinvestment of all dividends and distributions.

* Past performance is no guarantee of future results. Yields may vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

** Money Fund ReportTM, a service of iMoneyNet, Inc. (formerly IBC Financial Data), publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

†Fitch's money market ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risk.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors of
Marshall Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Marshall Money Market Fund (one of the portfolios constituting Marshall Funds, Inc) (the "Fund"), as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall Money Market Fund of Marshall Funds, Inc. at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2003

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Marshall Funds, Inc. consists of eleven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS BACKGROUND
Name Age Address Positions Held with Corporation Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held
John M. Blaser* Age: 46 1000 North Water Street Milwaukee, WI PRESIDENT AND DIRECTOR Began serving: May 1999

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.
Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

David W. Schulz* Age: 45 1000 North Water Street Milwaukee, WI DIRECTOR Began serving: May 1999	Principal Occupations: President and Director, M&I Investment Management Corp.; Vice President, M&I Trust.

* Reasons for Interested Status: Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Funds' Adviser.

INDEPENDENT DIRECTORS BACKGROUND
John DeVincentis Age: 69 13821 12th Street Kenosha, WI DIRECTOR Began serving: October 1993	Principal Occupations: Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (electrical products manufacturer).

Duane E. Dingmann Age: 72 1631 Harding Ave Eau Claire, WI DIRECTOR Began serving: March 1999

Principal Occupation: Retired; formerly President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.

Other Directorships Held: Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI DIRECTOR Began serving: March 1999

Principal Occupation: Chief Executive Officer, NOG, Inc.; Chairman, Ayrshire Precision Engineering.

Previous Positions: Group Vice President, Citation Corporation; Chief Executive Officer, Interstate Forging Industries.

Barbara J. Pope Age: 55 Suite 2285 115 South La Salle Street Chicago, IL DIRECTOR Began serving: March 1999	Principal Occupation: President, Barbara J. Pope, P.C., (financial consulting firm); President, Sedgwick Street Fund LLC; which is the general partner of a private investment partnership.

OFFICERS
Name Age Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions

John M. Blaser Age: 46 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI PRESIDENT

Principal Occupations: President, Marshall Funds; Vice President, M&I Investment Management Corp., M&I Trust.

Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke Age: 47 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

William A. Frazier Age: 48 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI VICE PRESIDENT	Principal Occupations: Vice President, M&I Investment Management Corp., M&I Trust.

Brooke J. Billick Age: 49 M&I Trust 1000 Water Street Milwaukee, WI SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Shareholder, Gibbs, Roper, Loots & Williams, SC.

Lori K. Hoch Age: 32 M&I Trust 1000 Water Street Milwaukee, WI ASSISTANT SECRETARY	Principal Occupations: Vice President and Securities Counsel, M&I Trust, M&I Investment Management Corp. Previous Positions: Associate, Michael, Best & Friedrich LLP; Associate, Quarles & Brady LLP.

Joseph P. Bree Age: 30 M&I Investment Management Corp. 1000 Water Street Milwaukee, WI TREASURER

Principal Occupations: Assistant Vice President and Senior Financial Analyst, M&I Investment Management Corp.

Previous Positions: Associate, Barclays Global Investors; Associate, Strong Capital Management.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each
Fund's objective and policies, management fees, expenses, and other information.

[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor 25800 (10/03)
M&I Investment Management Corp., Investment Adviser
©2003 Marshall Funds, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-236-3863,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that John DeVincentis and Barbara J. Pope, members of the Board's Audit Committee,  are each an "audit committee  financial expert," and that each such member is "independent,"  for purposes of this Item.
The Audit Committee  consists of the following Board members:  John DeVincentis,
Duane E. Dingman, James Mitchell and Barbara J. Pope.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Marshall Funds, Inc.

By          /S/ Joseph P. Bree, Principal Financial Officer

Date        October 22, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ John M. Blaser, Principal Executive Officer

Date        October 22, 2003

By          /S/ Joseph P. Bree, Principal Financial Officer

Date         October 22, 2003